                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05518

                               The RBB Fund, Inc.
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Salvatore Faia
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-2670

                       Date of fiscal year end: August 31

                   Date of reporting period: February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              (BEAR STEARNS LOGO)

                   BEAR STEARNS CUFS(R) MLP MORTGAGE PORTFOLIO
                                       OF
                               THE RBB FUND, INC.

                               SEMI ANNUAL REPORT

                                February 28, 2010
                                  (Unaudited)

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                                PERFORMANCE DATA
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                     TOTAL RETURNS AS OF FEBRUARY 28, 2010

                                                                                     Average Annual
                                                                                      Total Returns
                                                               Six-Month   1 Year   Since Inception*
                                                               ---------   ------   ----------------
Bear Stearns CUFS(R) MLP Mortgage Portfolio (1)                  7.19%     23.71%        -0.94%
Barclay's Capital U.S. Treasury Bills 1 to 3 Month Index (2)     0.07%      0.22%         2.41%
1 Month LIBOR (3)                                                0.39%      0.84%         2.85%

PERFORMANCE QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED ABOVE. CALL CUFS(R) AT 1-800-519-CUFS (2837) FOR RETURNS CURRENT TO THE MOST RECENT MONTH-END. THE PORTFOLIO'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.88%. THE PERFORMANCE DATA REFLECTS FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE RETURNS WOULD HAVE BEEN LOWER IF THESE WAIVERS AND EXPENSE REIMBURSEMENTS WERE NOT IN EFFECT.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

----------
* The inception date of the Portfolio was December 19, 2006.

(1)  Net of fees and expenses.

(2) The Barclay's Capital U.S. Treasury Bills 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. It is not possible to invest directly in an index.

(3) The 1-Month LIBOR is a constant maturity index of the London Interbank Offering Rate established to reflect the total return of the 1-Month LIBOR rate. Source: Merrill Lynch.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                              FUND EXPENSE EXAMPLE
                                   (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 that was invested at the beginning of the period from September 1, 2009 through February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

                                 BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                                    SEPTEMBER 1, 2009        FEBRUARY 28, 2010           PERIOD*
                                 -----------------------   --------------------   ---------------------
Actual                                  $1,000.00                $1,071.90                $3.54
Hypothetical
   (5% return before expenses)           1,000.00                 1,021.13                 3.46

----------
* Expenses are equal to the Portfolio's annualized six-month expense ratio of 0.69%, which includes waived fees or reimbursed expenses, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line is based on the actual six-month total return of 7.19%.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                        PORTFOLIO HOLDINGS SUMMARY TABLE

                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                               % OF NET
SECURITY TYPE/INDUSTRY CLASSIFICATION            ASSETS       VALUE
-------------------------------------          --------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES     65.4%    $ 78,531,158
COLLATERALIZED MORTGAGE OBLIGATIONS              32.8       39,414,172
MORTGAGE DERIVATIVES                             14.3       17,201,962
U.S. TREASURY OBLIGATIONS                         0.3          403,328
LIABILITIES IN EXCESS OF OTHER ASSETS           (12.8)     (15,408,692)
                                                -----     ------------
NET ASSETS                                      100.0%    $120,141,928
                                                =====     ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2010 (UNAUDITED)

                                           MOODY'S/      PAR         MARKET
                                            S&P (b)    (000'S)       VALUE
                                           --------   ---------   -----------
GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES--65.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION--26.3%
   5.000% 05/01/18                          Aaa/AAA   $   1,280   $  1,359,756
   5.000% 09/01/19                          Aaa/AAA       1,882      2,003,114
   5.000% 09/01/20                          Aaa/AAA       2,523      2,683,993
   4.500% 11/01/20                          Aaa/AAA       1,136      1,198,624
   4.500% 06/01/21                          Aaa/AAA       1,848      1,945,052
   4.500% 12/01/21                          Aaa/AAA       1,655      1,745,437
   4.500% 08/01/22                          Aaa/AAA       2,527      2,665,959
   4.500% 08/01/22                          Aaa/AAA       3,262      3,432,801
   5.902% 08/01/36 (a)                      Aaa/AAA       4,388      4,516,837
   5.967% 09/01/36 (a)                      Aaa/AAA       2,981      3,100,859
   5.835% 11/01/36 (a)                      Aaa/AAA       2,471      2,554,293
   5.809% 08/01/37 (a)                      Aaa/AAA       4,155      4,318,344
                                                                  ------------
                                                                    31,525,069
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--39.1%
   5.000% 06/01/18                          Aaa/AAA       2,055      2,168,144
   5.000% 02/01/19                          Aaa/AAA       2,002      2,112,997
   5.000% 04/01/19                          Aaa/AAA       1,228      1,306,087
   5.000% 07/01/19                          Aaa/AAA       1,556      1,654,768
   4.500% 03/01/20                          Aaa/AAA       3,270      3,448,213
   5.000% 04/01/21                          Aaa/AAA       1,904      2,015,751
   2.169% 12/01/34 (a)                      Aaa/AAA       3,749      3,857,548
   6.029% 10/01/36 (a)                      Aaa/AAA       2,233      2,333,797
   6.066% 10/01/36 (a)                      Aaa/AAA       1,244      1,300,807
   5.500% 12/01/36                          Aaa/AAA         392        413,239
   5.931% 12/01/36 (a)                      Aaa/AAA       1,499      1,572,198
   5.512% 09/01/37 (a)                      Aaa/AAA       2,152      2,243,790
   4.500% 03/01/39 TBA                      Aaa/AAA      22,300     22,578,750
                                                                  ------------
                                                                    47,006,089
                                                                  ------------
TOTAL GOVERNMENT AGENCY
   MORTGAGE-BACKED SECURITIES
   (Cost $77,344,093)...................                            78,531,158
                                                                  ------------
MORTGAGE DERIVATIVES--14.3%
FANNIE MAE (IO)--9.9%
   4.500% 12/01/18                          Aaa/AAA       5,496        558,332
   4.500% 01/01/19                          Aaa/AAA       5,445        533,723
   4.500% 03/01/20                          Aaa/AAA       1,948        197,632
   4.500% 03/01/20                          Aaa/AAA       2,024        205,060
   5.500% 05/25/23                          Aaa/AAA       1,592        246,167
   5.500% 12/25/24                          Aaa/AAA       5,448        553,799
   5.500% 07/25/28                          Aaa/AAA       7,450        132,740
   5.500% 10/25/31                          Aaa/AAA      13,511      1,300,640
   7.621% 04/25/32 (a)                      Aaa/AAA       2,701        427,117
   6.821% 09/25/32 (a)                      Aaa/AAA       4,396        511,349
   5.000% 10/01/33                          Aaa/AAA       7,741      1,576,011
   5.000% 12/01/33                          Aaa/AAA       2,475        503,558
   5.000% 12/01/33 (a)                      Aaa/AAA       1,488        257,098
   5.000% 08/01/34                          Aaa/AAA       2,563        563,460
   5.500% 04/01/36                          Aaa/AAA       5,764        893,933
   5.500% 04/01/36                          Aaa/AAA       9,156      1,733,185
   7.071% 08/25/36 (a)                      Aaa/AAA       4,998        416,006
   5.000% 10/01/36                          Aaa/AAA       6,548      1,304,982
                                                                  ------------
                                                                    11,914,792
                                                                  ------------

                                           MOODY'S/      PAR         MARKET
                                            S&P (b)    (000'S)        VALUE
                                           --------   ---------   ------------
MORTGAGE DERIVATIVES--(CONTINUED)
FANNIE MAE (PO)--0.6%
   5.500% 06/25/36                          Aaa/AAA   $     865   $    765,752
                                                                  ------------
FREDDIE MAC (IO)--1.7%
   5.500% 07/15/16                          Aaa/AAA       1,017         52,844
   6.921% 02/25/32 (a)                      Aaa/AAA       4,585        465,871
   6.254% 06/15/36 (a)                      Aaa/AAA       2,703        216,472
   6.349% 09/15/36 (a)                      Aaa/AAA       5,042        630,335
   6.419% 11/15/36 (a)                      Aaa/AAA       5,050        636,927
                                                                  ------------
                                                                     2,002,449
                                                                  ------------
FREDDIE MAC (PO)--1.2%
   4.000% 09/15/35                          Aaa/AAA         908        774,474
   5.896% 09/15/36                          Aaa/AAA         760        689,945
                                                                  ------------
                                                                     1,464,419
                                                                  ------------
NON-AGENCY (IO)--0.9%
   CWALT Series 2006-43CB
      6.000% 02/25/37                       Cc /CCC       5,113      1,054,550
                                                                  ------------
TOTAL MORTGAGE DERIVATIVES
   (Cost $17,478,779)...................                            17,201,962
                                                                  ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--32.8%
   Banc of America Mortgage
      Securities, Inc. Series 2005-H (a)
      4.789% 09/25/35                         Bbb/A       2,000      1,645,456
   Banc of America Mortgage
      Securities, Inc. Series 2006-B (a)
      4.261% 10/20/46                        Cc/CCC       2,709      1,824,697
   Banc of America Mortgage
      Securities, Inc. Series 2007-3
      6.000% 09/25/37                       Ccc/CCC       3,915      3,154,468
   Citigroup Mortgage Loan Trust, Inc.
      Series 2007-AR8 (a)
      5.862% 07/25/37                       Caa2/BB       3,517      2,625,564
   Countrywide Asset-Backed
      Certificates Series 2004-AB2 (a)
      0.829% 05/25/36                       Baa3/B-         500         65,431
   Countrywide Home Loan
      Mortgage Pass-Through
      Trust Series 2003-3 (a)
      0.729% 04/25/18                       Aaa/AAA         469        456,801
   Countrywide Home Loan
      Mortgage Pass-Through
      Trust Series 2007-HY1 (a)
      5.631% 04/25/37                          C/CC       2,024        411,771
   CWALT Series 2006-43CB
      6.000% 02/25/37                          C/CC         865        667,618
   CWALT Series 2006-HY13 (a)
      5.860% 02/25/37                          C/CC       9,869      2,402,353
   CWALT Series 2006-J2
      6.000% 04/25/36                       Caa1/CC       5,987      4,644,417
   CWALT Series 2007-2CB
      5.750% 03/25/37                        Ca /CC       4,144        971,679
   CWALT Series 2007-J2
      6.000% 07/25/37                        Caa1/C       1,536      1,015,049

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2010 (UNAUDITED)

                                           MOODY'S/      PAR         MARKET
                                            S&P (b)    (000'S)        VALUE
                                           --------   ---------   ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--(CONTINUED)
   Fannie Mae REMICS
      Series 2005-25 (a)
      0.579% 04/25/35                       Aaa/AAA   $   1,868   $  1,835,430
   Fannie Mae REMICS
      Series 2005-57
      5.500% 05/25/27                       Aaa/AAA         355        358,464
   Fannie Mae REMICS
      Series 2006-61
      6.000% 10/25/30                       Aaa/AAA       2,503      2,568,520
   Fannie Mae REMICS
      Series 2009-40
      3.000% 02/25/26                       Aaa/AAA         349        349,462
   First Horizon Asset
      Securities, Inc.
      Series 2006-AR1 (a)
      5.837% 05/25/36                          B/B-       3,137        934,278
   Freddie Mac REMICS
      Series 2590
      5.000% 04/15/16                       Aaa/AAA         280        280,588
   Freddie Mac REMICS
      Series 2752 (a)
      0.581% 12/15/30                       Aaa/AAA         603        601,035
   Freddie Mac REMICS
      Series 2995 (a)
      0.631% 06/15/35                       Aaa/AAA         782        774,802
   JPMorgan Mortgage Trust
      Series 2005-A4 (a)(c)
      5.164% 07/25/35                      Baa1/AAA         843        789,960
   JPMorgan Mortgage Trust
      Series 2005-A6 (a)(c)
      4.962% 08/25/35                        Aa/AA+         634        555,539
   Residential Asset
      Securitiation Trust
      Series 2007-A5
      6.000% 05/25/37                      Caa2/CCC       1,283        953,542
   Residential Funding
      Mortgage Securities I
      Series 2006-SA4 (a)
      6.110% 11/25/36                        B3/CCC       5,380      3,969,021
   Residential Funding
      Mortgage Securities I
      Series 2007-SA2 (a)
      5.642% 04/25/37                          Ca/D       2,707        272,555
   Washington Mutual, Inc.
      Series 2007-HY3 (a)
      5.313% 03/25/37                        Cc/CCC       1,643        147,976
   Washington Mutual, Inc.
      Series 2007-HY4 (a)
      5.448% 04/25/37                        Cc/CCC       3,339      2,376,199
   Wells Fargo Mortgage
      Backed Securities Trust
      Series 2007-10
      6.250% 07/25/37                        B1/CCC       3,049      2,761,497
                                                                  ------------
   TOTAL COLLATERALIZED
      MORTGAGE OBLIGATIONS
      (Cost $66,170,120)................                            39,414,172
                                                                  ------------

                                           MOODY'S/      PAR         MARKET
                                            S&P (b)    (000'S)        VALUE
                                           --------   ---------   ------------
U.S. TREASURY OBLIGATIONS--0.3%
U.S. TREASURY NOTE--0.3%
   U.S. Treasury Notes (d)
      1.500% 10/31/10                       Aaa/AAA   $     400   $    403,328
                                                                  ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $400,938)......................                               403,328
                                                                  ------------
TOTAL INVESTMENTS--112.8%
   (Cost $161,393,930)..................                           135,550,620
                                                                  ------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(12.8)%......................                           (15,408,692)
                                                                  ------------
NET ASSETS--100.0%......................                          $120,141,928
                                                                  ============

----------
CWALT Countrywide Alternative Loan Trust

IO    Interest Only

PO    Principal Only

TBA   To Be Announced

(a) Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.

(b) Where Moody's or S&P rating is not available, Fitch rating is substituted, if available.

(c) Security was purchased prior to the Portfolio's affiliation with JPMorgan Chase & Co.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2010 (UNAUDITED)

(d) All or a portion of the security held as collateral for the following Futures contracts open at February 28, 2010:

     NUMBER                                        VALUE         VALUE         UNREALIZED
       OF                          EXPIRATION     AT TRADE         AT         APPRECIATION
    CONTRACTS           TYPE          MONTH         DATE       02/28/2010   (DEPRECIATION)*
----------------   -------------   ----------   -----------   -----------   ---------------
Long Positions:
   140             U.S. Treasury
                   10 Year Note      06/2010    $16,311,329   $16,447,812      $136,483
Short Positions:
   71              U.S. Treasury
                   2 Year Note       06/2010     15,391,083    15,438,063       (46,980)
   35              U.S. Treasury
                   5 Year Note       06/2010      4,024,926     4,057,813       (32,887)
                                                                                -------
                                                                                $56,616
                                                                                =======

(e) Liabilities in excess of other assets include interest rate swaps as follows:

                                NOTIONAL
                  TERMINATION    AMOUNT    FIXED      FLOATING       VALUE AT       UNREALIZED
COUNTERPARTY          DATE        (000)     RATE        RATE        02/28/2010   (DEPRECIATION)*
------------      -----------   --------   -----   -------------   -----------   ---------------
Deutsche Bank**   09/17/2013     $20,000   4.520%  3 MONTH LIBOR   $(2,185,384)    $(2,185,384)
                                                                   ===========     ===========

*    Primary risk exposure is interest rate contracts.

**   Portfolio pays the fixed rate and receives the floating rate.

The following is a summary if the inputs used, as of February 28, 2010, in valuing the Portfolio's investments caries at market value (See Note 1 in the Notes to Financial Statements.)

                                                                                 LEVEL 2        LEVEL 3
                                                  TOTAL MARKET      LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                                  VALUE AS OF       QUOTED     OBSERVABLE    UNOBSERVABLE
                                               FEBRUARY 28, 2010     PRICE       INPUTS         INPUTS
                                               -----------------   --------   ------------   ------------
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES      $ 78,531,158     $     --   $ 78,531,158        $--
MORTGAGE DERIVATIVES                                17,201,962           --     17,201,962         --
COLLATERALIZED MORTGAGE OBLIGATIONS                 39,414,172           --     39,414,172         --
U.S. TREASURY OBLIGATIONS                              403,328           --        403,328         --
INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS*            136,483      136,483             --         --
                                                  ------------     --------   ------------        ---
TOTAL ASSETS                                      $135,687,103     $136,483   $135,550,620        $--
                                                  ============     ========   ============        ===

                                                                                LEVEL 2        LEVEL 3
                                                  TOTAL MARKET      LEVEL 1   SIGNIFICANT    SIGNIFICANT
                                                  VALUE AS OF       QUOTED     OBSERVABLE   UNOBSERVABLE
                                               FEBRUARY 28, 2010     PRICE       INPUTS        INPUTS
                                               -----------------   --------   -----------   ------------
INVESTMENTS IN OTHER FINANCIAL INSTRUMENTS*       $(2,265,251)     $(79,867)  $(2,185,384)       $--
                                                  -----------      --------   -----------        ---
TOTAL LIABILITIES                                 $(2,265,251)     $(79,867)  $(2,185,384)       $--
                                                  ===========      ========   ===========        ===

* Other financial instruments include open futures contracts and swap contracts.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

ASSETS
   Investments, at value+ ..............................................   $135,550,620
   Cash ................................................................      8,706,323
   Receivables
      Dividends and interest ...........................................        689,462
      Investments sold .................................................        289,597
      Variation margin due from broker .................................         30,500
   Prepaid expenses and other assets ...................................         15,250
                                                                           ------------
   Total assets ........................................................    145,281,752
                                                                           ------------
LIABILITIES
   Unrealized depreciation on swap agreements ..........................      2,185,384
   Payables
      Investments purchased ............................................     22,485,922
      Distributions to shareholders ....................................        350,798
      Investment adviser ...............................................         44,529
      Other accrued expenses and liabilities ...........................         73,191
                                                                           ------------
         Total liabilities .............................................     25,139,824
                                                                           ------------
   Net Assets ..........................................................   $120,141,928
                                                                           ============
NET ASSETS CONSIST OF:
   Par value ...........................................................   $     15,062
   Paid-in capital .....................................................    150,129,575
   Accumulated net investment loss .....................................       (421,407)
   Accumulated net realized gain from investments, futures transactions,
      TBA sales commitments, swap agreements and purchased options .....     (1,609,224)
   Net unrealized depreciation from investments, futures transactions
      and swap agreements ..............................................    (27,972,078)
                                                                           ------------
         Net Assets ....................................................   $120,141,928
                                                                           ============
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)         15,062,079
Net asset value, offering and redemption price per share ...............   $       7.98
                                                                           ============
+ Investment in securities, at cost ....................................   $161,393,930

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

INVESTMENT INCOME
   Interest ............................................................   $3,150,614
                                                                           ----------
      Total investment income ..........................................    3,150,614
                                                                           ----------
EXPENSES
   Advisory fees .......................................................      281,325
   Administration and accounting fees ..................................       91,482
   Professional fees ...................................................       31,591
   Transfer agent fees .................................................       23,052
   Directors' and officers' fees .......................................       22,409
   Custodian fees ......................................................       15,807
   Insurance ...........................................................       11,700
   Printing and shareholder reporting fees .............................       10,983
   Registration and filing fees ........................................        9,883
   Other expenses ......................................................        1,046
                                                                           ----------
      Total expenses before waivers ....................................      499,278
      Less: waivers ....................................................      (96,834)
                                                                           ----------
      Net expenses after waivers .......................................      402,444
                                                                           ----------
   Net investment income ...............................................    2,748,170
                                                                           ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS, FUTURES
   TRANSACTIONS, TBA SALE COMMITMENTS, SWAP AGREEMENTS AND PURCHASED
   OPTIONS
NET REALIZED GAIN/(LOSS) FROM:
      Investments ......................................................      990,658
      Futures* .........................................................      245,084
      TBA sale commitments* ............................................     (207,383)
      Swap agreements* .................................................     (405,766)
      Purchased options* ...............................................      (43,404)
                                                                           ----------
   Total realized gain/(loss) from investments, futures transactions,
      TBA sale commitments, swap agreements and purchased options ......      579,189
                                                                           ----------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments ......................................................    5,068,072
      Futures* .........................................................     (139,135)
      TBA sale commitments* ............................................       42,653
      Swap agreements* .................................................     (176,487)
                                                                           ----------
   Total net changes in unrealized appreciation/(depreciation) on investments, futures transactions, TBA sale commitments and swap
      agreements .......................................................    4,795,103
                                                                           ----------
   Net realized and unrealized gain/(loss) on investments, futures transactions, TBA sale commitments, swap agreements and purchased
      options ..........................................................    5,374,292
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................   $8,122,462
                                                                           ==========

----------
*    Primary risk exposure is interest rate contracts.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX MONTHS
                                                                                  ENDED           FOR THE YEAR
                                                                            FEBRUARY 28, 2010        ENDED
                                                                               (UNAUDITED)      AUGUST 31, 2009
                                                                           ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ...............................................      $  2,748,170       $  7,936,487
   Net realized gain/(loss) from investments, futures transactions,
      TBA sale commitments, swap agreements and purchased options ......           579,189           (524,929)
   Net change in unrealized depreciation from investments, futures
      transactions, TBA sale commitments and swap agreements ...........         4,795,103        (18,004,673)
                                                                              ------------       ------------
Net increase/(decrease) in net assets resulting from operations ........         8,122,462        (10,593,115)
                                                                              ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ...............................................        (3,554,360)        (7,602,997)
                                                                              ------------       ------------
Net decrease in net assets from dividends and distributions to
   shareholders ........................................................        (3,554,360)        (7,602,997)
                                                                              ------------       ------------
CAPITAL TRANSACTIONS:
   Reinvestment of distributions .......................................         1,133,915          2,748,132
                                                                              ------------       ------------
Net Increase in Net Assets From capital transactions ...................         1,133,915          2,748,132
                                                                              ------------       ------------
   Total increase/(decrease) in net assets .............................         5,702,017        (15,447,980)
NET ASSETS:
   Beginning of period .................................................       114,439,911        129,887,891
                                                                              ------------       ------------
   End of period .......................................................      $120,141,928       $114,439,911
                                                                              ============       ============
   Undistributed net investment income/(loss), end of period ...........      $   (421,407)      $    384,783
                                                                              ============       ============
SHARE TRANSACTIONS:
   Shares reinvested ...................................................           142,829            374,570
                                                                              ------------       ------------
   Total share transactions ............................................           142,829            374,570
                                                                              ============       ============

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                FOR THE SIX MONTHS
                                                      ENDED           FOR THE YEAR     FOR THE YEAR       FOR THE PERIOD
                                                FEBRUARY 28, 2010        ENDED            ENDED       DECEMBER 19, 2006* TO
                                                    (UNAUDITED)     AUGUST 31, 2009  AUGUST 31, 2008     AUGUST 31, 2007
                                                ------------------  ---------------  ---------------  ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year ...........     $   7.67             $   8.93         $   9.92          $  10.00
                                                   --------             --------         --------          --------
Net investment income ........................         0.19                 0.54             0.54              0.38
Net realized and unrealized gain/ (loss) on
   investments, futures transactions, TBA sale
   commitments, swap agreements and options ..         0.36                (1.28)           (0.98)            (0.08)
                                                   --------             --------         --------          --------
Net increase/(decrease) in net assets
   resulting from operations .................         0.55                (0.74)           (0.44)             0.30
                                                   --------             --------         --------          --------
Dividends to shareholders from:
Net investment income ........................        (0.24)               (0.52)           (0.55)            (0.38)
Net realized capital gains ...................           --                   --               --                --
                                                   --------             --------         --------          --------
Net asset value, end of year .................     $   7.98             $   7.67         $   8.93          $   9.92
                                                   ========             ========         ========          ========
Total investment return(1) ...................         7.19%               (7.82)%          (4.76)%            3.10%
                                                   ========             ========         ========          ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ...........................     $120,142             $114,440         $129,888          $161,278
Ratio of expenses to average net assets with
   waivers and expense reimbursements
   (excluding interest expense) ..............         0.69%(2)             0.60%            0.60%             0.60%(2)
Ratio of expenses to average net assets with
   waivers and expense reimbursements
   (including interest expense) ..............         0.69%(2)             0.60%            0.60%             0.78%(2)
Ratio of expenses to average net assets
   without waivers and expense reimbursements
   (including interest expense) ..............         0.85%(2)             0.88%            0.80%             0.95%(2)
Ratio of net investment income to average net
   assets ....................................         4.69%(2)             7.30%            5.56%             5.58%(2)
Portfolio turnover rate(3) ...................       122.01%              410.52%          190.88%           259.47%

-----------
*    Commencement of operations.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Annualized.

(3) The portfolio turnover rate excluding TBA transactions (see Note 1 in Notes to the Financial Statements) is 7.25% for the six months ended February 28, 2010, 35.58% for the year ended August 31, 2009, 32.83% for the year ended August 31, 2008 and 125.15% for the period December 19, 2006 to August 31, 2007, respectively.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 2010 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Bear Stearns CUFS(R) MLP Mortgage Portfolio (the "Portfolio"), which commenced investment operations on December 19, 2006.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families."

     PORTFOLIO VALUATION -- The Portfolio's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board of Directors based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2010 is included in the Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and these differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Portfolio records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Portfolio's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles in the United States of America.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Portfolio's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Portfolio considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     MORTGAGE-RELATED SECURITIES -- The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain "embedded leverage" which can make them more sensitive to small movements in interest rates.

     The types of mortgage-related securities in which the Portfolio may invest include: mortgage pass-through securities, including CMOs and REMICs, which may or may not be U.S. Government guaranteed, privately issued mortgage-related securities, stripped mortgage-backed securities, including interest only ("IO") or principal only ("PO") class securities, and floating rate and inverse floating rate securities. Stripped mortgage-backed securities represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Payments received for IOs and POs are used to reduce the cost of the security. Payments in excess of cost are recognized as interest income on the Statement of Operations based on a security's yield to maturity. If the underlying mortgage assets experience greater then anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in IO securities. For PO securities, accelerated payments of principal will cause a faster than anticipated return of the initial investment resulting in an increased yield to maturity for the security. The market value of these securities is highly sensitive to changes in interest rates.

     The Portfolio is subject to risks associated with securities with contractual cash flows including mortgage related securities such as collateralized mortgage obligations, mortgage pass through securities and commercial mortgage backed securities, including some securities that are backed by sub-prime mortgages. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. A significant portion of the Portfolio's investments are comprised of mortgage related securities, including some securities that are backed by sub-prime mortgages.

     TBA COMMITMENTS -- The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

     MORTGAGE DOLLAR ROLLS - During the six months ended February 28, 2010, the Portfolio entered into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Portfolio may execute a "roll" to obtain better underlying mortgage securities or to increase yield. The Portfolio accounts for dollar roll transactions as purchases and sales, which has the effect of increasing it's portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Portfolio may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

     FINANCIAL FUTURES CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

     The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For open futures contracts, see the Portfolio of Investments, which is also indicative of activity for the six months ended February 28, 2010.

     OPTIONS CONTRACTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may write covered call and put options on futures, or securities it owns or in which it may invest. Writing put options tends to increase the Portfolio's exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, has no control over whether the underlying future or security may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. The Portfolio may not be able to enter into a closing transaction because of an illiquid market.

     The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss.

     SWAP AGREEMENTS -- The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss.

     The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

     The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the six months ended February 28, 2010.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

2. INVESTMENT ADVISER AND OTHER SERVICES

     Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.48% of the Portfolio's average daily net assets. Through December 31, 2009, BSAM was voluntarily waiving a portion of its advisory fee and reimbursing certain expenses in order to limit the Portfolio's total annual portfolio operating expenses excluding interest expense to 0.60% of the Portfolio's average daily net assets. For the six months ended February 28, 2010, investment advisory fees were $281,325, of which $96,834 was waived by the Adviser. As of January 1, 2010, BSAM terminated its voluntary fee waivers and expense reimbursements.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Portfolio. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets, subject to certain minimum monthly fees.

     Included in the administration and accounting fees, are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets, subject to certain minimum monthly fees.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Portfolio. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets, subject to certain minimum monthly fees.

     PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, serves as the principal underwriter and distributor of the Portfolio's shares pursuant to a Distribution Agreement with RBB.

     The Portfolio will not pay PNC or PNC's affiliates at a later time for any amounts waived or any amounts assumed.

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 28, 2010 was $7,887. Certain employees of PNC are Officers of the Company. They are not compensated by the Portfolio or the Company.

4. INVESTMENT IN SECURITIES

     For the six months ended February 28, 2010, aggregate purchases and sales of investment securities (excluding short-term investments and including TBA securities) of the Portfolio were as follows:

                                                     PURCHASES        SALES
                                                   ------------   ------------
Investments in U.S. Government Securities.......   $176,042,564   $161,283,789
Investments in Non U.S. Government Securities...             --      9,199,005

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          FEBRUARY 28, 2010 (UNAUDITED)

5. CAPITAL STOCK TRANSACTIONS

     As of February 28, 2010, the Portfolio had individual shareholder accounts, which individually amounted to more than 10% of the total shares outstanding of the Portfolio as detailed below.

% OF SHARES   NUMBER OF
OUTSTANDING    ACCOUNTS
-----------   ---------
    100%          5

     Significant shareholder transactions, if any, may impact the Portfolio's performance.

6. FEDERAL INCOME TAX INFORMATION

     Management has analyzed the Portfolio's tax positions taken on federal income tax returns for all open tax years (August 31, 2006 - 2009) and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio were as follows:

 FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
    COST       APPRECIATION   DEPRECIATION    DEPRECIATION
------------   ------------   ------------   --------------
$161,393,930    $3,003,608    $(28,846,918)   $(25,843,310)

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

 UNDISTRIBUTED     UNDISTRIBUTED
ORDINARY INCOME   LONG-TERM GAINS
---------------   ---------------
    $736,122             $--

     The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal tax purposes.

     The federal income tax character of dividends and distributions paid during the fiscal year ended August 31, 2009 was as follows:

Ordinary income           $7,602,997
Long-term capital gains           --

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividend for federal income tax purposes.

     As of August 31, 2009, the Portfolio had capital loss carryforwards of $1,315,504 available to offset future capital gains. The capital loss carryforwards will expire in 2015 $(483,278) and 2016 $(832,226) if they are not utilized by future capital gains.

     During the year ended August 31, 2009, the Portfolio utilized capital loss carryforwards of $202,595 to offset capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the period ended August 31, 2009, the Portfolio deferred post-October capital losses of $670,908.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were the following subsequent events:

     A. On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

     B. On April 5, 2010, the Board of Directors of the Company (the "Board") approved a plan of liquidation and termination providing for the liquidation of the Portfolio on or about April 30, 2010 (the "Liquidation"). Effective April 6, 2010, new account requests and purchase orders for the Portfolio's shares were no longer permissible and daily dividends were suspended. Subsequently, at the unanimous request of the shareholders of the Portfolio, the Board postponed indefinitely the Liquidation of the Portfolio while other options with regards to the Portfolio are explored. Daily dividends have resumed, however, the Portfolio remains closed to new investments.

     In the event that a shareholder of the Portfolio requests a redemption of all or any portion of the shares in the Portfolio held by it, the Board has approved the liquidation of the Portfolio within no more than seven (7) days after the date of such redemption request in order not to disadvantage the Portfolio's remaining shareholders.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bear Stearns CUFS(R) MLP Mortgage Portfolio at (800) 519-CUFS (2837) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC web-site at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO

                               INVESTMENT ADVISER
                         Bear Stearns Asset Management
                         c/o JP Morgan Asset Management
                                245 Park Avenue
                               New York, NY 10167

                                 ADMINISTRATOR
                  PNC Global Investment Servicing (U.S.) Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                  PNC Global Investment Servicing (U.S.) Inc.
                                101 Sabin Street
                              Pawtucket, RI 02860

                             PRINCIPAL UNDERWRITER
                            PFPC Distributors, Inc.
                                 760 Moore Road
                           King of Prussia, PA 19406

                                   CUSTODIAN
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                        Two Commerce Square, Suite 1700
                               2001 Market Street
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                             Philadelphia, PA 19103

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2009 through February 28, 2010 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                                   MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                           -----------------------------------------------------
                                               BEGINNING             ENDING        EXPENSES PAID
                                             ACCOUNT VALUE       ACCOUNT VALUE         DURING
                                           SEPTEMBER 1, 2009   FEBRUARY 28, 2010      PERIOD*
                                           -----------------   -----------------   -------------
Actual                                         $1,000.00           $1,000.10           $1.69
Hypothetical (5% return before expenses)        1,000.00            1,023.09            1.71

                                                MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                           -----------------------------------------------------
                                               BEGINNING             ENDING        EXPENSES PAID
                                             ACCOUNT VALUE       ACCOUNT VALUE         DURING
                                           SEPTEMBER 1, 2009   FEBRUARY 28, 2010      PERIOD*
                                           -----------------   -----------------   -------------
Actual                                         $1,000.00           $1,000.50           $1.24
Hypothetical (5% return before expenses)        1,000.00            1,023.54            1.26

* Expenses are equal to the Portfolio's annualized six month expense ratio of 0.34% for the Bedford Class shares and 0.25% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
     (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line in each table is based on the actual six-month total return of 0.01% for the Bedford Class shares and 0.05% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

SECURITY                                   % OF NET
TYPE                                        ASSETS        VALUE
--------                                   --------   ------------
Short Term Investments:
   Certificates of Deposit .............     36.8%    $215,460,317
   Commercial Paper ....................     30.1      176,722,362
   U.S. Treasury Obligations ...........     10.2       59,735,480
   Agency Obligations ..................      9.5       55,634,384
   Municipal Bonds .....................      5.0       29,040,000
   Repurchase Agreement ................      4.9       28,728,000
   Variable Rate Obligations ...........      3.7       21,900,000
   Master Note .........................      0.7        4,000,000
Liabilities in Excess of Other Assets ..     (0.9)      (4,996,376)
                                            -----     ------------
NET ASSETS ............................     100.0%    $586,224,167
                                            =====     ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)         VALUE
                                                   ----------   ------------
CERTIFICATES OF DEPOSIT--36.8%
DOMESTIC CERTIFICATES OF DEPOSIT--2.1%
State Street Bank & Trust Co.
   0.200%, 04/07/10 ............................   $    5,000   $  5,000,000
   0.250%, 06/28/10 ............................        7,000      7,000,000
                                                                ------------
                                                                  12,000,000
                                                                ------------
EURO DOLLAR CERTIFICATES OF DEPOSIT--1.7%
Credit Industriel Et Commercial, London
   0.395%, 03/18/10 ............................        5,000      5,000,012
   0.390%, 06/02/10 ............................        5,000      5,000,064
                                                                ------------
                                                                  10,000,076
                                                                ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--33.0% (a)
Abbey National Treasury Service,
   Connecticut(b)
   0.499%, 07/20/10 ............................        3,555      3,555,000
   0.249%, 11/17/10 ............................        5,000      5,000,000
Banco Bilbao Vizcaya Argentaria S.A., New York
   0.320%, 03/31/10 ............................        5,000      5,000,021
   0.243%, 07/12/10(b) .........................        5,000      5,000,092
   0.318%, 12/13/10(b) .........................        2,000      2,000,000
Bank of Nova Scotia, Houston
   0.310%, 05/04/10 ............................        5,500      5,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York
   0.230%, 03/22/10 ............................        3,555      3,555,000
   0.220%, 03/30/10 ............................        5,000      5,000,000
   0.210%, 04/06/10 ............................        5,000      5,000,000
   0.205%, 04/28/10 ............................        5,000      5,000,040
   0.200%, 05/04/10 ............................        5,000      5,000,000
Barclays Bank PLC, New York
   0.575%, 03/15/10 ............................        3,000      3,000,000
   0.500%, 04/20/10 ............................        3,000      3,000,000
   0.220%, 04/30/10 ............................        7,000      7,000,000
BNP Paribas SA, New York
   0.320%, 04/28/10 ............................        8,000      8,000,000
   0.235%, 05/10/10 ............................        5,000      5,000,000
Deutsche Bank AG, New York
   0.190%, 04/08/10 ............................        6,000      6,000,000
Dexia Credit Local, GTD, New York
   0.300%, 03/17/10 ............................        3,000      3,000,000
   0.701%, 03/17/10(b)(d) ......................        6,000      6,000,000
Lloyds TSB Bank PLC, New York
   0.210%, 03/10/10 ............................        7,430      7,430,000
   0.200%, 04/20/10 ............................        5,000      5,000,000

                                                       PAR
                                                      (000)         VALUE
                                                   ----------   ------------
CERTIFICATES OF DEPOSIT--(CONTINUED)
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Rabobank Nederland NV, New York(b)
   0.250%, 05/04/10 ............................   $    5,000   $  5,000,000
   0.228%, 01/10/11 ............................        3,000      3,000,000
   0.231%, 01/13/11 ............................        4,500      4,500,000
Royal Bank of Scotland PLC, Connecticut
   0.509%, 05/18/10(b) .........................        6,000      6,000,000
   0.360%, 07/21/10 ............................        5,000      5,000,000
Royal Bank of Scotland, New York
   0.380%, 07/07/10 ............................        6,000      6,000,000
Societe Generale, New York(b)
   0.259%, 06/07/10 ............................        5,000      5,000,000
   0.253%, 07/12/10 ............................        3,500      3,500,000
   0.254%, 07/23/10 ............................        4,000      4,000,000
Svenska Handelsbanken, New York
   0.200%, 03/22/10 ............................        5,000      5,000,014
   0.190%, 04/13/10 ............................        5,000      5,000,030
   0.310%, 04/23/10 ............................        3,000      3,000,044
Toronto Dominion Bank, New York(b)
   0.229%, 11/05/10 ............................        4,500      4,500,000
   0.231%, 02/04/11 ............................        2,000      2,000,000
UBS AG, Stamford
   0.270%, 03/15/10 ............................        5,000      5,000,000
   0.210%, 05/07/10 ............................        5,000      5,000,000
Unicredit SPA, New York
   0.340%, 03/05/10 ............................        6,000      6,000,000
   0.300%, 05/21/10 ............................        6,000      6,000,000
Westpac Banking Corp., New York(b)
   0.279%, 10/19/10 ............................        3,220      3,220,000
   0.289%, 10/21/10 ............................        3,700      3,700,000
                                                                ------------
                                                                 193,460,241
                                                                ------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $215,460,317) ......................                 215,460,317
                                                                ------------
COMMERCIAL PAPER--30.1%
ASSET BACKED--20.7% (e)
Atlantis One Funding Corp.
   0.220%, 03/08/10 ............................        5,500      5,499,765
   0.210%, 04/08/10 ............................        8,000      7,998,227
CAFCO LLC
   0.200%, 05/04/10 ............................        6,000      5,997,867
Cancara Asset Securitisation LLC
   0.220%, 05/25/10 ............................        3,000      2,998,442
Erasmus Capital Corp.
   0.220%, 03/31/10 ............................        5,000      4,999,083

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)         VALUE
                                                   ----------   ------------
COMMERCIAL PAPER--(CONTINUED)
ASSET BACKED--(CONTINUED)
Fairway Finance Co. LLC
   0.170%, 03/22/10 ............................   $    1,000   $    999,901
GOVCO LLC
   0.210%, 04/08/10 ............................        5,000      4,998,892
   0.280%, 04/26/10 ............................        2,800      2,798,780
Grampian Funding LLC
   0.230%, 03/19/10 ............................        5,000      4,999,425
LMA Americas LLC
   0.180%, 03/22/10 ............................        5,000      4,999,475
Manhattan Asset Funding Co. LLC
   0.200%, 03/08/10 ............................        5,000      4,999,806
Romulus Funding Corp.
   0.330%, 03/08/10 ............................       10,000      9,999,358
   0.300%, 03/23/10 ............................        4,000      3,999,267
Salisbury Receivables Co. LLC
   0.180%, 04/12/10 ............................        7,000      6,998,530
Scaldis Capital LLC
   0.250%, 03/01/10 ............................        6,000      6,000,000
Solitaire Funding LLC
   0.220%, 03/15/10 ............................        4,000      3,999,658
   0.250%, 04/22/10 ............................        3,000      2,998,917
   0.240%, 05/03/10 ............................        5,000      4,997,900
Sydney Capital Corp.
   0.621%, 03/16/10 ............................        2,000      1,999,483
Tempo Finance Corp.
   0.230%, 04/08/10 ............................        5,000      4,998,786
Ticonderoga Funding LLC
   0.190%, 03/29/10 ............................       12,000     11,998,227
Windmill Funding Corp.
   0.210%, 03/08/10 ............................        7,000      6,999,714
   0.240%, 03/15/10 ............................        5,000      4,999,533
                                                                ------------
                                                                 121,279,036
                                                                ------------
BANKS--9.4%
ASB Finance Ltd., London(b)
   0.249%, 05/18/10 ............................       16,000     16,000,345
Banco Bilbao Vizcaya Argentina S.A., London(e)
   0.351%, 04/30/10 ............................        3,000      2,998,250
BNZ International Funding, Ltd.(b)
   0.308%, 02/04/11 ............................        4,500      4,500,424
Dexia Delaware LLC(e)
   0.285%, 03/03/10 ............................       10,000      9,999,842
   0.225%, 03/16/10 ............................        5,000      4,999,531

                                                       PAR
                                                      (000)         VALUE
                                                   ----------   ------------
COMMERCIAL PAPER--(CONTINUED)
BANKS--(CONTINUED)
DnB NOR BANK ASA(e)
   0.190%, 03/15/10 ............................   $    2,000   $  1,999,852
ING US Funding LLC(e)
   0.180%, 03/05/10 ............................        3,000      2,999,940
JPMorgan Chase & Co.(e)
   0.250%, 07/14/10 ............................        5,000      4,995,313
Societe Generale North America, Inc.(e)
   0.220%, 03/15/10 ............................        2,000      1,999,829
Westpac Trust Securities
   New Zealand LTD(b)
   0.348%, 11/05/10 ............................        4,950      4,950,000
                                                                ------------
                                                                  55,443,326
                                                                ------------
   TOTAL COMMERCIAL PAPER
      (Cost $176,722,362) ......................                 176,722,362
                                                                ------------
MUNICIPAL BONDS--5.0%
California Housing Finance Agency
   Revenue, Series A, RB
   (LOC: Fannie Mae, Freddie Mac)(b)(d)
   0.180%, 03/05/10 ............................        4,000      4,000,000
Connecticut State, Health & Educational
   Facilities Authority Revenue, New Haven
   Hospital, Series K-2, RB
   (LOC: JPMorgan Chase Bank)(b)(d)
   0.150%, 03/05/10 ............................        6,000      6,000,000
Harris County Texas, Municipal Securities Trust
   Receipts, Class A, RB, (LOC: Societe
   Generale)(b)(d)
   0.230%, 03/05/10 ............................        3,695      3,695,000
Massachusetts Bay Transportation Authority,
   General Transportation System, RB
   (SBPA: Dexia Credit Local)(b)(d)
   0.230%, 03/05/10 ............................        4,000      4,000,000
Metropolitan Water District, Southern
   California Waterworks Revenue, Series C, RB
   (SBPA: Dexia Credit Local)(b)(d)
   0.170%, 03/05/10 ............................        3,000      3,000,000

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                       PAR
                                                      (000)         VALUE
                                                   ----------   ------------
MUNICIPAL BONDS--(CONTINUED)
New York City, Industrial Development Agency
   Civic Facility Revenue, New York Law School
   Project, Series A, RB
   (LOC: JPMorgan Chase Bank)(b)(d)
   0.160%, 03/05/10 ............................   $    4,445   $  4,445,000
Texas State, Veterans Housing Assessment
   Project, Series A-2, GO (Liquidity Facility:
   JPMorgan Chase & Co.)(b)(d)
   0.210%, 03/05/10 ............................        3,900      3,900,000
                                                                ------------
   TOTAL MUNICIPAL BONDS
      (Cost $29,040,000) .......................                  29,040,000
                                                                ------------
VARIABLE RATE OBLIGATIONS--3.7%
BANKS--1.8%
Commonwealth Bank of Australia, MTN(b)(c)
   0.269%, 11/22/10 ............................        3,000      3,000,000
HSBC Bank Middle East Ltd.(b)
   0.449%, 04/22/10 ............................        3,000      3,000,000
Rabobank Nederland NV(b)(c)(d)
   0.253%, 04/07/10 ............................        4,900      4,900,000
                                                                ------------
                                                                  10,900,000
                                                                ------------
COSMETICS-TOILETRY--1.9%
Procter & Gamble International Funding SCA(b)
   0.259%, 05/07/10 ............................       11,000     11,000,000
                                                                ------------
   TOTAL VARIABLE RATE OBLIGATIONS
      (Cost $21,900,000) .......................                  21,900,000
                                                                ------------
AGENCY OBLIGATIONS--9.5%
Federal Home Loan Bank(b)
   0.099%, 07/09/10 ............................        4,265      4,264,695
   0.200%, 10/08/10 ............................        3,100      3,099,435
Federal Home Loan Mortgage Corp.
   0.510%, 07/06/10(e) .........................        4,800      4,791,364
   0.151%, 07/14/10(b) .........................        2,500      2,499,677
   0.200%, 07/23/10(e) .........................        4,100      4,096,720
   0.210%, 08/09/10(e) .........................        2,000      1,998,122
   0.232%, 08/24/10(b) .........................        1,895      1,895,039
   0.235%, 09/03/10(b) .........................        2,865      2,864,707
   0.301%, 02/14/11(b) .........................       12,825     12,823,064

                                                       PAR
                                                      (000)         VALUE
                                                   ----------   ------------
AGENCY OBLIGATIONS--(CONTINUED)
Federal Home Loan Mortgage Corp.--(Continued)
   0.311%, 04/01/11(b) .........................   $    5,000   $  5,005,478
   0.129%, 05/05/11(b) .........................       10,000      9,996,444
Federal National Mortgage Assoc.(b)
   0.199%, 08/05/10 ............................        2,300      2,299,639
                                                                ------------
   TOTAL AGENCY OBLIGATIONS
      (Cost $55,634,384) .......................                  55,634,384
                                                                ------------
U.S. TREASURY OBLIGATIONS--10.2%
U.S. Treasury Bills
   0.230%, 06/10/10 ............................        3,000      2,998,064
   0.250%, 06/17/10 ............................        5,000      4,996,250
   0.310%, 07/15/10 ............................       12,000     11,985,947
   0.315%, 07/15/10 ............................        4,000      3,995,240
   0.385%, 07/15/10 ............................       11,900     11,882,692
   0.470%, 07/29/10 ............................        1,000        998,042
   0.163%, 08/05/10 ............................       10,000      9,992,913
   0.172%, 08/12/10 ............................        6,000      5,995,299
   0.225%, 08/26/10 ............................        4,000      3,995,550
   0.315%, 08/26/10 ............................        2,900      2,895,483
                                                                ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $59,735,480) .......................                  59,735,480
                                                                ------------
MASTER NOTE--0.7%
Bank of America Securities LLC(b)(d)
   0.290%, 03/01/10 ............................        4,000      4,000,000
                                                                ------------
   TOTAL MASTER NOTE
      (Cost $4,000,000) ........................                   4,000,000
                                                                ------------
REPURCHASE AGREEMENT--4.9%
Deutsche Bank Securities Inc.
   (Tri-Party Agreement dated 02/26/10 to be
   repurchased at $28,728,263, collateralized by
   $35,802,943 par value, U.S. Treasury STRIPS,
   0.00%, due 08/15/16, Fair Value of the
   collateral is $29,302,561)
   0.110%, 03/01/10 ............................       28,728     28,728,000
                                                                ------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $28,728,000)........................                  28,728,000
                                                                ------------

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                                    VALUE
                                                                ------------
TOTAL INVESTMENTS AT VALUE--100.9%
   (Cost $591,220,543)* ........................                $591,220,543
                                                                ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9)% ..                  (4,996,376)
                                                                ------------
NET ASSETS (APPLICABLE TO 550,193,057 BEDFORD
   SHARES AND 36,020,323 SANSOM STREET
   SHARES)--100.0% ..............................               $586,224,167
                                                                ============

* Aggregate cost is the same for financial reporting and Federal tax purposes.

(a)  Issuer is a US branch of a foreign domiciled bank.

(b)  Variable Rate Security. Rate shown is as of report date.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. At February 28, 2010, these securities amounted to $7,900,000 or 1.3% of net assets. These securities have been determined by the Adviser to be liquid securities.

(d) Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

(e)  Rate disclosed represents the discount rate at the time of purchase.

GO   General Obligation

LOC  Letter of Credit

RB   Revenue Bond

SBPA Standby Bond Purchase Agreement

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Portfolio's investments carried at value (See Note 1 in Notes to Financial Statements):

                                                              LEVEL 2        LEVEL 3
                                   TOTAL         LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                  VALUE AT        QUOTED    OBSERVABLE    UNOBSERVABLE
                             FEBRUARY 28, 2010    PRICE       INPUTS         INPUTS
                             -----------------   -------   ------------   ------------
Investments in Securities*     $ 591,220,543       $--     $591,220,543        $--
                               =============       ===     ============        ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

                See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

ASSETS
   Investments, at value (Cost $562,492,543) ...............................   $562,492,543
   Repurchase agreement, at value (Cost $28,728,000) .......................     28,728,000
   Cash ....................................................................            273
   Receivables
   Interest receivable .....................................................        134,648
Prepaid expenses and other assets ..........................................         33,506
                                                                               ------------
      Total assets .........................................................    591,388,970
                                                                               ------------
LIABILITIES
   Payables
      Distribution to shareholders .........................................            788
      Investments purchased ................................................      5,000,064
      Investment advisory and administration fees ..........................         94,094
      Custodian fees .......................................................         13,353
      Distribution fees ....................................................         12,636
      Professional fees ....................................................         12,002
      Directors' and officers' fees ........................................          4,841
      Service organization fees (Sansom Street Class) ......................          2,312
   Other accrued expenses and liabilities ..................................         24,713
                                                                               ------------
      Total liabilities ....................................................      5,164,803
                                                                               ------------
   Net Assets ..............................................................   $586,224,167
                                                                               ============
NET ASSETS CONSIST OF
   Par Value ...............................................................   $    586,213
   Paid-in Capital .........................................................    585,627,166
   Undistributed net investment income .....................................          3,898
   Accumulated net realized gain from investments ..........................          6,890
                                                                               ------------
   Net Assets ..............................................................   $586,224,167
                                                                               ============
BEDFORD CLASS
   Net assets ..............................................................   $550,203,975
                                                                               ------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..    550,193,057
                                                                               ------------
   Net asset value, offering and redemption price per share ................   $       1.00
                                                                               ============
SANSOM STREET CLASS
   Net assets ..............................................................   $ 36,020,192
                                                                               ------------
   Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized) ..     36,020,323
                                                                               ------------
   Net asset value, offering and redemption price per share ................   $       1.00
                                                                               ============

                See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

INVESTMENT INCOME
   Interest ................................................................   $   952,479
                                                                               -----------
      Total investment income ..............................................       952,479
                                                                               -----------
EXPENSES
   Distribution fees(1) ....................................................     1,630,958
   Investment advisory and administration fees .............................     1,192,940
   Professional fees .......................................................        51,935
   Directors' and officers' fees ...........................................        48,915
   Custodian fees ..........................................................        45,370
   Printing and shareholder reporting fees .................................        31,899
   Insurance fees ..........................................................        30,636
   Transfer agent fees .....................................................        24,187
   Regulatory administration fees ..........................................        24,100
   Registration and filing fees ............................................        22,274
   Temporary Guarantee Program Participation fees(2) .......................         6,879
   Service organization fees (Sansom Street Class) .........................           447
   Other expenses ..........................................................         9,478
                                                                               -----------
      Total expenses before waivers ........................................     3,120,018
      Less: waivers ........................................................    (2,147,549)
                                                                               -----------
   Net expenses after waivers ..............................................       972,469
                                                                               -----------
   Net investment loss .....................................................       (19,990)
                                                                               -----------
   Net realized gain from investments ......................................         6,890
                                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................   $   (13,100)
                                                                               ===========

(1)  See Note 2 in Notes to Financial Statements

(2)  See Note 5 in Notes to Financial Statements

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE
                                                                                SIX MONTHS ENDED       FOR THE
                                                                               FEBRUARY 28, 2010      YEAR ENDED
                                                                                  (UNAUDITED)      AUGUST 31, 2009
                                                                               -----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
      Net investment income/(loss) .........................................     $     (19,990)    $    3,032,624
      Net realized gain from investments ...................................             6,890             52,978
                                                                                 -------------     --------------
Net increase/(decrease) in net assets resulting from operations ............           (13,100)         3,085,602
                                                                                 -------------     --------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income:
      Bedford Class ........................................................           (27,043)        (2,706,207)
      Sansom Street Class ..................................................           (16,027)          (326,417)
                                                                                 -------------     --------------
Net decrease in net assets from dividends to shareholders ..................           (43,070)        (3,032,624)
                                                                                 -------------     --------------
CAPITAL TRANSACTIONS (AT $1.00 PER SHARE):
   Proceeds from shares sold:
      Bedford Class ........................................................       336,637,510      1,083,664,728
      Sansom Street Class ..................................................        42,393,660        163,775,264
   Shares issued on reinvestment of distributions:
      Bedford Class ........................................................            26,208          2,689,574
      Sansom Street Class ..................................................               388             40,581
   Shares repurchased:
      Bedford Class ........................................................      (331,600,689)      (860,595,942)
      Sansom Street Class ..................................................       (38,867,357)      (160,072,689)
                                                                                 -------------     --------------
Net increase in net assets derived from capital transactions ...............         8,589,720        229,501,516
                                                                                 -------------     --------------
Total increase in net assets ...............................................         8,533,550        229,554,494
NET ASSETS:
      Beginning of period ..................................................       577,690,617        348,136,123
                                                                                 -------------     --------------
      End of period ........................................................     $ 586,224,167     $  577,690,617
                                                                                 =============     ==============
Undistributed net investment income, end of period .........................     $       3,898     $       66,958
                                                                                 =============     ==============
SHARE TRANSACTIONS:
   Shares sold
      Bedford Class ........................................................       336,637,510      1,083,664,728
      Sansom Street Class ..................................................        42,393,660        163,775,264
   Shares reinvested
      Bedford Class ........................................................            26,208          2,689,574
      Sansom Street Class ..................................................               388             40,581
   Shares repurchased
      Bedford Class ........................................................      (331,600,689)      (860,595,942)
      Sansom Street Class ..................................................       (38,867,357)      (160,072,689)
                                                                                 -------------     --------------
Total Share Activity .......................................................         8,589,720        229,501,516
                                                                                 =============     ==============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          THE BEDFORD CLASS
                                            ----------------------------------------------------------------------------
                                              FOR THE
                                             SIX MONTHS    FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
                                               ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                                             AUGUST 31,     ENDED         ENDED        ENDED        ENDED        ENDED
                                                2010      AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)      2009         2008         2007         2006         2005
                                            -----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ....   $   1.00      $   1.00     $   1.00     $   1.00       $ 1.00     $   1.00
                                            --------      --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ................         --(b)     0.0074       0.0307       0.0447       0.0388       0.0162
   Net gains (losses) on securities .....     0.0001            --(b)        --(b)        --(b)        --(b)        --(b)
                                            --------      --------     --------     --------     --------     --------
      Total net income from investment
         operations .....................     0.0001        0.0074       0.0307       0.0447       0.0388       0.0162
                                            --------      --------     --------     --------     --------     --------
Less dividends and distributions:
   Dividends (from net investment
      income) ...........................    (0.0001)      (0.0074)     (0.0307)     (0.0447)     (0.0388)     (0.0162)
                                            --------      --------     --------     --------     --------     --------
Net asset value, end of period ..........   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ========      ========     ========     ========     ========     ========
   Total Return .........................       0.01%         0.74%        3.12%        4.56%        3.95%        1.63%
Ratios/Supplemental Data
   Net assets, end of period (000's
      omitted) ..........................   $550,204      $545,194     $319,387     $218,914     $150,657     $109,495
   Ratios of expenses to average net
      assets(a) .........................       0.34%(c)      0.69%        0.90%        0.90%        0.85%        0.97%
   Ratios of net investment income to
      average net assets ................      (0.01)%(c)     0.65%        2.94%        4.47%        3.81%        1.68%

(a) Without the waiver of advisory fees, distribution fees, and/or reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.12% for the six months ended February 28, 2010 and 1.24%, 1.23%, 1.29%, 1.34% and 1.23% for the years ended August 31, 2009, 2008,
     2007, 2006 and 2005, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONCLUDED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       THE SANSOM STREET CLASS
                                            ----------------------------------------------------------------------------
                                              FOR THE
                                             SIX MONTHS     FOR THE     FOR THE       FOR THE      FOR THE      FOR THE
                                               ENDED         YEAR         YEAR         YEAR         YEAR         YEAR
                                             AUGUST 31,      ENDED       ENDED         ENDED        ENDED        ENDED
                                                2010      AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                            (UNAUDITED)      2009         2008         2007         2006         2005
                                            -----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period.....   $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            --------      --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income.................     0.0004        0.0121       0.0365       0.0502       0.0434       0.0239
   Net gains (losses) on securities......     0.0001            --(b)        --(b)        --(b)        --(b)        --(b)
                                            --------      --------     --------     --------     --------     --------
      Total net income from investment
         operations......................     0.0005        0.0121       0.0365       0.0502       0.0434       0.0239
                                            --------      --------     --------     --------     --------     --------
Less dividends and distributions:
   Dividends (from net investment
      income)...........................     (0.0005)      (0.0121)     (0.0365)     (0.0502)     (0.0434)     (0.0239)
                                            --------      --------     --------     --------     --------     --------
Net asset value, end of period..........    $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                            ========      ========     ========     ========     ========     ========
   Total Return.........................        0.05%         1.21%        3.71%        5.14%        4.42%        2.41%
Ratios/Supplemental Data
   Net assets, end of period (000's
      omitted).........................     $ 36,020      $ 32,496     $ 28,749     $ 15,352     $ 15,525     $ 87,304
   Ratios of expenses to average net
      assets(a)........................         0.25%(c)      0.25%        0.31%        0.35%        0.26%        0.20%
   Ratios of net investment income to
      average net assets...............         0.08%(c)      0.93%        3.64%        5.02%        4.25%        2.39%

(a) Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.52% for the six months ended February 28, 2010 and 0.60%, 0.60%, 0.69%, 0.67% and 0.67%
     for the years ended August 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(b)  Amount is less than $0.00005 per share.

(c)  Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Money Market Portfolio ("Portfolio").

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families".

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value ("NAV") per share at $1.00.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Portfolio's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's investments as of February 28, 2010 is included with the Portfolio's Schedule of Investments.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolio.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio's custodian or an authorized securities depository. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolio could experience losses, delays and costs in liquidating the collateral.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and administrator for the Portfolio. BIMC and PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PNC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

2.   INVESTMENT ADVISER AND OTHER SERVICES (CONTINUED)

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                            ANNUAL RATE
          ----------------------------------------------
          0.45% of first $250 million of net assets;
          0.40% of next $250 million of net assets; and 0.35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive and/or reimburse all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2010, advisory fees and waivers were as follows:

GROSS ADVISORY                NET ADVISORY
      AND                          AND
ADMINISTRATION               ADMINISTRATION
      FEE          WAIVER          FEE
--------------   ---------   --------------
  $1,192,940     $(769,787)     $423,153

     As of February 28, 2010, the Portfolio owed BIMC $94,094 in advisory and administration fees.

     PNC and PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, may also voluntarily waive a portion of their fees and/or reimburse expenses.

     The Portfolio will not pay BIMC, PNC or PFPC Distributors at a later time for any amounts waived or assumed.

     For providing regulatory administration services to RBB, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     In addition, PNC serves as the Portfolio's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets and is subject to certain minimum monthly fees.

     For providing custodial services to the Portfolio, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio's average daily net assets subject to certain minimum monthly fees.

     The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). The Portfolio has entered into a Distribution Agreement with PFPC Distributors.

     The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis. PFPC Distributors may voluntarily waive these fees at its discretion. For the six months ended February 28, 2010, distribution fees paid to PFPC Distributors for the Bedford Class were as follows:

                    GROSS                           NET
                 DISTRIBUTION                  DISTRIBUTION
                     FEE           WAIVER           FEE
                 ------------   ------------   -----------
Bedford Class     $1,630,958    $(1,377,762)     $253,196

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

2.   INVESTMENT ADVISER AND OTHER SERVICES (CONTINUED)

     The Portfolio has entered into service agreements with banks affiliated with PNC which render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2010, service organization fees were $447 for the Portfolio.

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 28, 2010 was $32,649. Certain employees of PNC are Officers of the Company. They are not compensated by the Portfolio or the Company.

4.   FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     Management has analyzed the Portfolio's tax positions taken on federal income tax returns for all open tax years (August 31, 2006 - 2009) and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2009 the Portfolio had $73,661 of undistributed ordinary income for federal tax purposes.

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal income tax purposes.

     The tax character of dividends and distributions paid during the fiscal year ended August 31, 2009 was as follows:

 ORDINARY    LONG-TERM
  INCOME       GAINS
----------   ---------
$3,031,192     $1,432

     Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

4.   FEDERAL INCOME TAX INFORMATION (CONTINUED)

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. As of August 31, 2009, the Portfolio had no capital loss carryforwards.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2009, the Portfolio incurred no post-October capital losses.

5.   U.S. DEPARTMENT OF THE TREASURY'S GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

     On October 1, 2008, the Board of Directors of the Company approved the Portfolio's participation in the Guarantee Program for Money Market Funds (the "Guarantee Program") established by the U.S. Department of the Treasury (the "Treasury"). The Guarantee Program provided coverage to shareholders of record in the Portfolio as of the close of business on September 19, 2008 and would be triggered if the Portfolio's NAV fell below $0.9950.

     On October 6, 2008, the Portfolio paid $35,923 to participate in the Guarantee Program, which amount was amortized through December 18, 2008. The initial term of the Guarantee Program expired on December 18, 2008. On December 5, 2008, the Portfolio paid $53,882 to participate in the first extension of the Guarantee Program which extended the Guarantee Program through April 30, 2009. This amount was amortized through April 30, 2009. On April 9, 2009, the Portfolio paid $53,882 to participate in the second extension of the Guarantee Program. This amount was amortized through September 18, 2009, the date the Guarantee Program expired.

6.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

7.   SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             ADDITIONAL INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Bedford         (800) 888-9723
Sansom Street   (800) 430-9618

QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                THE BEDFORD CLASS

                                       OF
                               THE RBB FUND, INC.
                                  MONEY MARKET
                                   PORTFOLIO

                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE PORTFOLIO. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO.

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
       SEMIANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

Fellow Shareholder:

U.S. equity market indices extended their rebound in the latest semiannual period, although the upward pace was tempered relative to the early months of the rally. After posting seven consecutive months of positive performance (from March 2009 through September 2009), market returns were not quite as steady and robust from October 2009 through February 2010. Market declines in both October 2009 and January 2010 were accompanied by shifts in investor preferences away from riskier stocks and toward more stable stocks.

            INVESTMENT PERFORMANCE - PERIODS ENDING FEBRUARY 28, 2010
                    BOGLE FUND VS. RUSSELL 2000(R) BENCHMARK

                                  (BAR CHART)

                       SEMIANNUAL PERIOD  ONE YEAR PERIOD  THREE-YEAR PERIOD FIVE -YEAR PERIOD  TEN-YEAR PERIOD   SINCE INCEPTION
                      (9/1/09 - 2/28/10) (3/1/09 -2/28/10) (3/1/07 -2/28/10) (3/1/05 -2/28/10) (3/1/00 -2/28/10) (10/1/99 -2/28/10)
                      ------------------ ----------------- ----------------- ----------------- ----------------- ------------------
Bogle Investor Class         10.5%             79.3%             -10.8%            -0.7%              5.1%              8.9%
Bogle Institutional
   Class                     10.5%             79.5%             -10.7%            -0.6%              5.2%              9.0%
Russell 2000(R) Index        10.6%             63.9%              -6.1%             1.2%              2.2%              5.1%
Investor Class Net
   Value Added               -0.1%             15.4%              -4.6%            -1.9%              2.9%              3.8%

----------
ALL FUND RETURNS ARE PRESENTED NET OF FEES AND INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER EARNINGS. MULTI-YEAR PERIOD RETURNS ARE ANNUALIZED.

RETURNS SHOWN REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS SHOWN ABOVE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.57% FOR THE INSTITUTIONAL CLASS AND 1.67% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS.

THE FUND'S INVESTMENT ADVISER, BOGLE INVESTMENT MANAGEMENT, L.P., HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND REIMBURSE EXPENSES THROUGH DECEMBER 31, 2010 TO THE EXTENT THAT TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.25% AND 1.35% FOR THE INSTITUTIONAL CLASS AND INVESTOR CLASS, RESPECTIVELY. THE ADVISER, IN ITS DISCRETION, HAS THE RIGHT TO EXTEND THIS WAIVER. THE RUSSELL 2000(R) IS AN INDEX OF STOCKS 1001 THROUGH 3000 IN THE RUSSELL 3000(R) INDEX AS RANKED BY TOTAL MARKET CAPITALIZATION. A DIRECT INVESTMENT IN THE INDEX IS NOT POSSIBLE. INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY AND LESS AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

Riskier stocks (as measured by share price volatility) still outperformed the average stock for the semiannual period overall, although relative outperformance for these stocks was significantly more muted than we saw in the first six months of the market rebound. The general market environment is discussed in more detail in the next section of this letter. During the semiannual period, the Bogle Small Cap Growth Fund (the "Fund") Investor shares gained +10.53% net of all fees and Institutional shares returned +10.54% net of all fees, keeping pace with the Russell 2000(R) benchmark gain of +10.59%. Semiannual performance is discussed further on pages three and four, where we address performance attribution and explain the results generated by our investment models during the period, including a few stock specific examples. We then present the fundamental characteristics of the Fund and benchmark, highlighting how our risk controls impact the Fund's characteristics in comparison to the Russell 2000(R) . Finally, we close with an update on developments at Bogle Investment Management, L.P.

MARKET ENVIRONMENT. U.S. equity markets continued to advance in the latest semiannual reporting period, albeit with two notable retrenchments during the period. The first few weeks of the semiannual period were positive for equities as stock prices appeared to be boosted by mergers and acquisitions news, with a variety of high profile announcements in September. This activity reflected improvement in credit markets and demonstrated that companies were more willing (and able) to increase spending to fuel growth. Although some of the market gains were reversed in late September and early October, by mid-October the Russell 2000(R) remained positive for the semiannual period. In late October, investors seemed to shift focus toward the uncertain macroeconomic backdrop. A government release showing an unexpected increase in new weekly jobless claims may have weighed on investors, highlighting concerns about consumer spending and confidence. The Russell 2000(R) declined -10% from October 14th through November 1st. This correction was short lived and U.S. equity markets resumed their upward march in early November, as earnings and acquisition news continued to encourage confidence in the corporate sector, outweighing ongoing concerns on the consumer front. With generally positive returns through January 19th, the Russell 2000(R) Index found itself at a level not seen since October 1, 2008. Another correction ensued as macroeconomic news in late January suggested possible global financial stress. In the United States, investors faced the possibility of new banking regulations and growing concerns about the future impact of government intervention in the private sector. Fiscal policy also dominated headlines, in anticipation of the 2011 federal budget release. Overseas, China took steps to tighten credit and rein in aggressive bank lending, while in Greece investors feared that soaring debt levels could result in government default. Prospects for a European Union bailout for Greece emerged in early February and appeared to buoy U.S. markets. All in all, investors maintained optimism and all U.S. equity indices finished the semiannual period on a positive note.

With the exceptions of October and January, investors once again favored volatile, more speculative stocks during the semiannual period. On balance, investors continued to favor the stocks that had been rising since the market turned around in March of 2009, especially the stocks that had previously been the most battered by the ferocious market drop in late 2008 and early 2009. Having said that, the extreme advantage that accrued to these stocks, which was discussed in our most recent annual report, narrowed significantly over the last six months. For example, the riskiest stocks (as measured by the variability of their price movements) outperformed the safest by about five percentage points over the last six months, versus more than 62 percentage points over the previous six months. Indeed, although these volatile stocks enjoyed positive relative performance, the equal- and cap-weighted Russell 2000(R) posted similar six-month performance. For the semi-annual period, the equal-weighted Russell 2000(R) advanced +9.89%, the cap-weighted Russell 2000(R) gained +10.59%, and The Russell 1000(R) returned +9.91% for the semiannual period. Within small cap stocks, the energy sector saw the strongest performance, while the utility sector was the weakest. Small cap consumer cyclical and technology stocks were modest outperformers while small cap financial stocks posted returns below that of the overall benchmark. The market environment had elements of both momentum and mean reversion, as positive earnings trends were rewarded, but with some sensitivity to relative valuation. Small cap growth and value stock returns were similar for the period; the Russell 2000(R) Growth Index advanced +10.64%, in line with the Russell 2000(R) Value Index return of +10.54%.

PERFORMANCE ATTRIBUTION. As you know, it is our policy to be essentially fully invested to maintain exposure to the small cap market, as we do not believe that we, nor most professional investors, can successfully forecast market direction. We also maintain factor exposures that are very similar to those of our benchmark, such that the significant majority of our relative returns have historically been attributed to stock selection. This was again the case for the semiannual period, as the combination of our small cap investment models produced positive stock selection and modest sector exposures detracted just 20 basis points from returns (fees and expenses reduced the net Fund return to modestly below benchmark). Over the more than ten years we have been managing the Fund, our general approach to stock picking has remained consistent, though many of the specific details that go into the process have evolved over time. The general attributes that our three primary models seek to identify are: 1) stocks that have demonstrated an ability to generate better earnings than the market expects (the earnings expectations model); 2) companies that do not have to "manufacture" earnings growth through aggressive accounting and that have a low percentage of their shares held by short sellers (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). In other words, our composite model considers earnings in the context of quality (which should reduce earnings uncertainty) and valuation (which should reduce downside when our models are wrong about earnings). On a standalone basis, within our small cap investable universe, both the earnings expectations and relative valuation models posted positive returns during the semiannual period. Financial quality model performance was flat. The relative valuation model was strongest, with positive returns in each month of the period except November. After an extended period of poor performance, earnings expectations model performance improved in the semiannual period, but returns were inconsistent. Stock selection was strongest in utility and basic industry stocks, and was also positive in the technology and consumer sectors. Losses from stock selection in industrial, energy and financial stocks detracted from semi-annual performance.

At the end of the semiannual period, the Fund held 151 stocks and the largest holding represented 1.0% of portfolio assets. This diversification minimizes the impact any single stock can have on total Fund performance. In the stock specific examples that follow, we will illustrate three situations where stocks outperformed the benchmark and two where our investments underperformed. REHABCARE GROUP, INC. is a company that provides rehabilitation program management services in hospitals, skilled nursing facilities, outpatient facilities, and other long-term care facilities. We first purchased the stock in March of last year due to its strong earnings history, attractive relative valuation, and low percentage of shares held short. These signals remained positive entering the semiannual period, and the stock price was boosted in November by investors cheering the company's announced intent to buy a competitor. The stock continued to perform well through the middle of January (up +63% from the start of the semiannual period) causing our valuation model to rank the stock less attractively. Further, short interest rose as valuation increased and arbitrageurs became skeptical of the benefits of the acquisition. As our overall composite signal deteriorated, we closed out of the position by the end of January. STILLWATER MINING COMPANY, one of our basic industry stocks, conducts mining operations in the United States, producing palladium, platinum, and associated metals. When we first purchased the stock for the Fund in June of last year, it looked attractive according to all of our metrics. The stock price increased significantly during the semiannual period. Although this was in part due to increasing commodity prices, the company was also an extremely strong performer relative to other basic industry stocks, non-energy mineral stocks, and similar mining companies. We had exited the position by early February, having realized a significant gain for the Fund. Several of our best performers over the semiannual period came from the electronic technology sector. For example, the Fund saw a significant price increase for its position in CONEXANT SYSTEMS, INC., a semiconductor company that makes chipsets that go into printers, TV set-top boxes, digital picture frames and other devices. We established a position in this stock in August 2008 and purchased additional shares in September 2009, as the stock looked attractive according to all of our primary models. During the semiannual period the company restructured its business and was able to grow profits despite falling revenues. By the end of the semiannual period Conexant had a stronger earnings expectations outlook and an improved financial quality score, reflecting in part the company's restructuring. The Fund continued to hold the stock at the end of the semiannual period.

Turning to some investments that negatively impacted performance, early in the semiannual period the Fund built a position in GEOKINETICS INC., which provides seismic data acquisition, and seismic data processing and interpretation services to the oil and natural gas industry. We purchased the company in September based on investment signals that suggested the company had relatively clean financials and an attractive valuation relative to peers. Recent economic uncertainty has curtailed new projects and thus the demand for seismic data. High fixed costs have limited the company's ability to restructure and have weighed on earnings. As it has underperformed its broad base of peers, the stock has become more attractive on a valuation basis and we continue to hold the position. Finally, we began in October to purchase UNITED WESTERN BANCORP, INC., which provides community-based banking services to individuals and small and mid-size business customers in Colorado. At the time of purchase its relative valuation was attractively ranked; however, the difficult economic and credit environment has worsened earning prospects and the stock price has been penalized. Attractive valuation characteristics have kept this investment in the portfolio.

INVESTMENT POSITIONING. As you can see in the table to the right, Fund characteristics remain in line with the benchmark. Note that small deviations from the benchmark reflected in both sector exposures and the fundamental characteristics of the Fund arise purely from the bottom up stock selection process and do not reflect attempts to actively time the overall market, style preferences, or sector rotation. As of the end of February, the Fund's median market capitalization was below that of the benchmark. As we have said in the past, we believe that there are attractive opportunities in smaller cap, less liquid stocks and we further believe that it is critical to keep our asset base small to effectively invest in these less liquid stocks. The Fund continued to have a higher median analysts' expected long-term earnings growth rate versus the benchmark. This relative exposure increased over the last six months as the Fund's expected growth rate increased while the benchmark's expected growth rate declined. The portfolio maintains its attractive valuation exposure-price-to-earnings and price-to-sales ratios are currently below the benchmark. These ratios

                          FUNDAMENTAL CHARACTERISTICS
                               FEBRUARY 28, 2010

                                                 RUSSELL
                                                 2000(R)
MEDIAN                                  BOGLX*    INDEX
-----                                   ------   -------
Median Market Cap. ($mil.)              $  672    $ 937
Estimated Long-Term Earnings
   Growth Rate                           15.3%     13.2%
Price/Historical Earnings                17.5x     21.1x
Price/Forward Earnings                   13.6x     16.5x
Price/Sales                               0.9x      1.5x

RISK STATISTICS** - SEMIANNUAL PERIOD
Annualized Standard Dev.                 22.4%     21.7%
Annualized Active Risk                    4.9%
Beta with Russell 2000(R)                1.01
Average Cash                              0.5%

* THE BOGLE SMALL CAP GROWTH FUND INVESTOR SHARES. MEDIAN CHARACTERISTICS REFER TO THE FUND'S HOLDINGS, NOT THE FUND ITSELF.

** RISK STATISTICS APPLY TO THE FUND AND BENCHMARK. STANDARD DEVIATION IS A STATISTICAL MEASURE OF THE RANGE OF PERFORMANCE. ACTIVE RISK IS THE STANDARD DEVIATION OF THE DIFFERENCE BETWEEN THE FUND AND BENCHMARK PERFORMANCE. BETA IS A MEASURE OF A PORTFOLIO'S SENSITIVITY TO MARKET MOVEMENTS.

remain at historically attractive levels relative to our benchmark. Other fundamental characteristics for the portfolio and benchmark, including selected risk statistics, are presented in the table. Measures of risk fell significantly from those presented in our annual report, reflecting further market stabilization.

PROGRESS AT BOGLE INVESTMENT MANAGEMENT, L.P. At the end of February 2010, assets in the Fund were $89 million. As you know, the Fund reopened to new shareholders on November 1, 2009 (the Fund has always remained open to existing shareholders). The decline in assets under management has created some additional capacity, importantly, without impairing our ability to nimbly invest in smaller stocks. In addition, the market turmoil of the last year and a half caused many firms, especially quantitatively oriented firms, to experience considerable shrinkage in their asset bases. While this contraction presented a large obstacle to performance during the storm, now that markets have calmed we strongly believe that we will now have a much more favorable backdrop for our investment process. We will, as always, continually monitor capacity constraints and our assets under management and will reclose the Fund when we think it is in the best interest of the shareholders. Finally, we are pleased that we can continue to report stability in our investment professional team. We have not lost a single investment professional since inception of the firm ten and a half years ago, a level of turnover almost unheard of in our industry.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio or anything else that might be on your mind.

Respectfully,

Bogle Investment Management, L.P.
Management Office: 781-283-5000
Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED AT 1-877-264-5346.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2009 through February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                INSTITUTIONAL CLASS
                       ---------------------------------------------------------------------
                       BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                          SEPTEMBER 1, 2009        FEBRUARY 28, 2010           PERIOD*
                       -----------------------   --------------------   --------------------
Actual                        $1,000.00                $1,105.40                $6.53
Hypothetical
   (5% return before
   expenses)                   1,000.00                 1,018.52                 6.28

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                       FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)

                                                   INVESTOR CLASS
                       ---------------------------------------------------------------------
                       BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID DURING
                          SEPTEMBER 1, 2009        FEBRUARY 28, 2010           PERIOD*
                       -----------------------   --------------------   --------------------
Actual                        $1,000.00                $1,105.30                $7.05
Hypothetical
   (5% return before
   expenses)                   1,000.00                 1,018.02                 6.78

----------
* Expenses are equal to the Fund's annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each class of 10.54% for the Institutional Class and 10.53% for the Investor Class.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                        % OF NET
SECURITY TYPE & SECTOR CLASSIFICATION    ASSETS       VALUE
-------------------------------------   --------   -----------
COMMON STOCKS:
   Consumer Growth                        26.4%    $23,539,602
   Technology                             20.5      18,266,464
   Financial                              18.5      16,446,521
   Consumer Cyclical                      15.1      13,455,072
   Industrial                             12.8      11,410,957
   Basic Industry                          2.9       2,550,808
   Utility                                 2.1       1,911,436
   Energy                                  1.5       1,333,972
SHORT-TERM INVESTMENTS                     0.3         302,221
LIABILITIES IN EXCESS OF OTHER ASSETS     (0.1)        (80,127)
                                         -----     -----------
   NET ASSETS                            100.0%    $89,136,926
                                         =====     ===========

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                         FEBRUARY 28, 2010 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS--99.8%
BASIC INDUSTRY--2.9%
   Aurizon Mines Ltd. * ..............................     162,000   $   649,620
   Boise, Inc. * .....................................      73,800       350,550
   Cabot Corp. .......................................      26,500       770,090
   KMG Chemicals, Inc. ...............................      49,000       652,190
   Stepan Co. ........................................       2,700       128,358
                                                                     -----------
                                                                       2,550,808
                                                                     -----------
CONSUMER CYCLICAL--15.1%
   ATC Technology Corp. * ............................       7,800       174,798
   Carter's, Inc. * ..................................      25,400       727,964
   China Automotive Systems, Inc. * ..................      19,400       391,686
   Cinemark Holdings, Inc. ...........................      48,200       776,502
   Cooper Tire & Rubber Co. ..........................      10,300       180,662
   Culp, Inc. * ......................................      41,700       542,934
   Dana Holding Corp. * ..............................      61,000       693,570
   DSW, Inc., Class A * ..............................      23,800       640,934
   Home Inns & Hotels Management, Inc., ADR * ........      19,800       664,686
   Jones Apparel Group, Inc. .........................      43,100       726,666
   M/I Homes, Inc. * .................................      50,900       654,065
   Netflix, Inc. * ...................................       8,200       541,610
   Pinnacle Airlines Corp. * .........................      92,900       755,277
   RC2 Corp. * .......................................      24,000       338,640
   Scholastic Corp. ..................................      28,100       826,140
   Standard Motor Products, Inc. .....................      83,600       677,996
   Standard Pacific Corp. * ..........................     158,300       668,026
   Sturm Ruger & Co., Inc. ...........................      36,300       426,888
   Tenneco, Inc. * ...................................      42,600       858,816
   THQ, Inc. * .......................................      93,500       566,610
   Ulta Salon, Cosmetics & Fragrance, Inc. * .........      39,400       722,202
   United Stationers, Inc. * .........................       6,400       365,504
   Valassis Communications, Inc. * ...................      20,800       532,896
                                                                     -----------
                                                                      13,455,072
                                                                     -----------
CONSUMER GROWTH--26.4%
   AMN Healthcare Services, Inc. * ...................      73,000       673,060
   Andersons, Inc., (The) ............................      21,500       694,450
   Boston Beer Co., Inc., Class A, (The) * ...........      13,700       648,284

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
CONSUMER GROWTH--(CONTINUED)
   Cantel Medical Corp. ..............................      37,800   $   738,990
   Cardtronics, Inc. * ...............................      63,800       630,344
   Coca-Cola Bottling Co. Consolidated ...............      14,500       806,925
   Continucare Corp. * ...............................     123,200       513,744
   Corinthian Colleges, Inc. * .......................      41,700       676,374
   Cott Corp. * ......................................      91,100       655,009
   Coventry Health Care, Inc. * ......................      33,400       774,212
   Cubist Pharmaceuticals, Inc. * ....................      27,500       578,600
   Emergency Medical Services Corp., Class A * .......       3,400       177,004
   Emergent Biosolutions, Inc. * .....................      54,100       793,106
   Exelixis, Inc. * ..................................     102,000       659,940
   Given Imaging Ltd. ................................      33,500       583,905
   HEALTHSOUTH Corp. * ...............................      13,300       230,090
   Hi-Tech Pharmacal Co., Inc. * .....................      32,600       701,226
   ICON PLC- SP ADR * ................................      30,600       720,630
   Jazz Pharmaceuticals, Inc. * ......................      64,900       634,722
   Kendle International, Inc. * ......................      27,000       459,810
   King Pharmaceuticals, Inc. * ......................      44,500       500,625
   Lincoln Educational Services Corp. * ..............      35,200       784,960
   Medical Action Industries, Inc. * .................      52,800       662,112
   Medicis Pharmaceutical Corp., Class A .............      31,500       708,750
   Medifast, Inc. * ..................................      33,400       706,076
   Nu Skin Enterprises, Inc., Class A ................      24,000       641,280
   Odyssey Healthcare, Inc. * ........................      40,400       708,212
   Orthofix International, N.V. * ....................      15,800       538,622
   Par Pharmaceutical Cos., Inc. * ...................      33,500       838,505
   Prestige Brands Holdings, Inc. * ..................      85,100       683,353
   Providence Service Corp. * ........................      52,300       633,353
   Quidel Corp. * ....................................      17,400       227,244
   Sirona Dental Systems, Inc. * .....................      17,600       631,664
   SXC Health Solutions Corp. * ......................      16,700       830,157
   Tyson Foods, Inc., Class A ........................      29,700       506,088
   Universal Technical Institute, Inc. * .............      27,400       692,124
   WellCare Health Plans, Inc. * .....................      10,400       277,680
   ZymoGenetics, Inc. * ..............................     115,800       618,372
                                                                     -----------
                                                                      23,539,602
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2010 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
ENERGY--1.5%
   CVR Energy, Inc. * ................................      88,300   $   725,826
   Geokinetics, Inc. * ...............................      71,800       608,146
                                                                     -----------
                                                                       1,333,972
                                                                     -----------
FINANCIAL--18.5%
   Allied World Assurance Co. Holdings Ltd. ..........      13,600       626,960
   American Financial Group, Inc. ....................      28,700       742,469
   American Safety Insurance Holdings Ltd. * .........      46,300       657,460
   Arch Capital Group Ltd. * .........................       9,300       688,014
   Artio Global Investors, Inc., Class A .............      32,300       787,474
   Aspen Insurance Holdings Ltd. .....................      24,000       678,240
   BGC Partners, Inc., Class A .......................     109,700       544,112
   Calamos Asset Management, Inc., Class A ...........      63,000       840,420
   Center Financial Corp. * ..........................      85,000       412,250
   CNinsure, Inc., ADR ...............................      34,200       757,188
   Delphi Financial Group, Inc., Class A .............      12,600       268,758
   Duff & Phelps Corp., Class A ......................      21,000       350,280
   FBL Financial Group, Inc., Class A ................      30,900       627,888
   FBR Capital Markets Corp. * .......................     108,700       588,067
   Greenlight Capital Re Ltd., Class A * .............       3,500        88,620
   Lender Processing Services, Inc. ..................      18,000       687,240
   MarketAxess Holdings, Inc. ........................      41,500       620,840
   Max Capital Group Ltd. ............................      27,700       668,678
   National Financial Partners Corp. * ...............      46,700       536,583
   Nelnet, Inc., Class A .............................      51,700       812,724
   Pzena Investment Management, Inc., Class A * ......      60,200       361,200
   Rodman & Renshaw Capital Group, Inc. * ............     165,300       700,872
   Safety Insurance Group, Inc. ......................      21,100       783,654
   SWS Group, Inc. ...................................      48,700       586,835
   Transatlantic Holdings, Inc. ......................      15,500       770,350
   United Western Bancorp, Inc. ......................     164,300       399,249
   Unitrin, Inc. .....................................      35,600       860,096
                                                                     -----------
                                                                      16,446,521
                                                                     -----------

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
INDUSTRIAL--12.8%
   Aircastle Ltd. ....................................      73,300   $   713,209
   AMERCO * ..........................................      14,300       749,749
   Consolidated Graphics, Inc. * .....................      18,900       841,806
   Drew Industries, Inc. * ...........................      15,300       354,501
   Dycom Industries, Inc. * ..........................      72,300       652,869
   Ingram Micro, Inc., Class A * .....................      23,500       415,950
   Kratos Defense & Security Solutions, Inc. * .......       6,400        83,712
   Layne Christensen Co. * ...........................      24,500       675,710
   Manpower, Inc. ....................................       6,400       329,728
   Navistar International Corp. * ....................      16,400       642,224
   Powell Industries, Inc. * .........................       4,700       135,360
   Power-One, Inc. * .................................     159,400       604,126
   R.R. Donnelley & Sons Co. .........................      32,800       652,392
   Shaw Group, Inc., (The) * .........................      20,200       700,940
   Sterling Construction Co., Inc. * .................      37,800       742,014
   Tech Data Corp. * .................................      18,700       801,108
   TeleTech Holdings, Inc. * .........................      23,000       402,270
   Timken Co., (The) .................................      25,100       658,373
   Tredegar Corp. ....................................      24,400       408,700
   UniFirst Corp. ....................................      16,100       846,216
                                                                     -----------
                                                                      11,410,957
                                                                     -----------
TECHNOLOGY--20.5%
   3Com Corp. * ......................................      69,400       529,522
   ACI Worldwide, Inc. * .............................      21,900       399,456
   Agilysys, Inc. ....................................      61,400       670,488
   Arris Group, Inc. * ...............................      26,600       274,512
   Aviat Networks, Inc. * ............................      42,700       262,605
   Bottomline Technologies, Inc. * ...................      40,300       640,367
   Checkpoint Systems, Inc. * ........................      28,700       591,794
   Cirrus Logic, Inc. * ..............................      97,600       696,864
   Conexant Systems, Inc. * ..........................     117,800       563,084
   DivX, Inc. * ......................................      36,500       220,460
   Integrated Device Technology, Inc. * ..............      97,800       534,966
   Jabil Circuit, Inc. ...............................      50,300       763,051
   JDS Uniphase Corp. * ..............................      86,900       932,437
   LaserCard Corp. * .................................      97,500       609,375
   Manhattan Associates, Inc. * ......................      32,300       816,221
   Medidata Solutions, Inc. * ........................      45,200       696,984

    The accompanying notes are an integral part of the financial statements.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         FEBRUARY 28, 2010 (UNAUDITED)

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
TECHNOLOGY--(CONTINUED)
   Mellanox Technologies Ltd. * ......................      18,700   $   352,682
   MicroStrategy, Inc., Class A * ....................       2,100       186,249
   NCR Corp. * .......................................      28,200       355,884
   Newport Corp. * ...................................      36,100       380,494
   OPNET Technologies, Inc. ..........................      43,700       648,071
   Quest Software, Inc. * ............................      16,000       269,600
   RADVision Ltd. * ..................................     100,000       605,000
   RealNetworks, Inc. * ..............................     157,000       722,200
   RF Micro Devices, Inc. * ..........................      85,100       358,271
   Richardson Electronics Ltd. .......................      79,400       624,084
   Sanmina-SCI Corp. * ...............................      56,100       927,894
   Sierra Wireless, Inc. * ...........................      58,400       481,800
   SonicWALL, Inc. * .................................      55,900       447,759
   TNS, Inc. * .......................................      14,600       344,998
   Unisys Corp. * ....................................      17,700       617,907
   VeriFone Holdings, Inc. * .........................      46,200       891,660
   Vishay Intertechnology, Inc. * ....................      82,900       849,725
                                                                     -----------
                                                                      18,266,464
                                                                     -----------

                                                           NUMBER
                                                         OF SHARES      VALUE
                                                         ---------   -----------
UTILITY--2.1%
   Integrys Energy Group, Inc. . .....................      15,100   $   665,608
   Net Servicos de Comunicacao SA - ADR ..............      49,400       608,114
   NV Energy, Inc. ...................................      57,400       637,714
                                                                     -----------
                                                                       1,911,436
                                                                     -----------
      TOTAL COMMON STOCKS
         (Cost $79,567,698) ..........................                88,914,832
                                                                     -----------
SHORT-TERM INVESTMENTS--0.3%
   Columbia Prime Reserves Fund ......................     302,221       302,221
                                                                     -----------
      TOTAL SHORT-TERM INVESTMENTS
         (Cost $302,221) .............................                   302,221
                                                                     -----------
TOTAL INVESTMENTS--100.1%
   (Cost $79,869,919) ................................                89,217,053
                                                                     -----------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)% ........                   (80,127)
                                                                     -----------
NET ASSETS--100.0% ...................................               $89,136,926
                                                                     ===========

----------
*    Non-income producing.

ADR-- American Depositary Receipt.

SP ADR-- Sponsored American Depositary Receipt.

The following is a summary of inputs used, as of February 28, 2010, in valuing the Fund's investments carried at market value (see note 1 in the Notes to Financial Statements):

                                                         LEVEL 2        LEVEL 3
                         TOTAL FAIR        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                     FEBRUARY 28, 2010      PRICE         INPUTS        INPUTS
                     -----------------   -----------   -----------   -----------
TOTAL INVESTMENTS*       $89,217,053     $89,217,053       $--           $--
                         ===========     ===========       ===           ===

* See Portfolio of Investments detail for security type and sector classification breakout.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

ASSETS
   Investments, at value (cost $79,869,919) .................................   $ 89,217,053
   Receivables for:
      Investments sold ......................................................      2,531,142
      Capital shares sold ...................................................         49,302
      Dividends and interest ................................................         86,462
      Prepaid expenses and other assets .....................................         18,337
                                                                                ------------
         Total assets .......................................................     91,902,296
                                                                                ------------
LIABILITIES
   Payables for:
      Investments purchased .................................................      2,394,472
      Capital shares redeemed ...............................................        220,296
      Investment advisory fees and shareholder servicing fees ...............         51,550
      Directors' and officers' fees .........................................         15,402
      Other accrued expenses and liabilities ................................         83,650
                                                                                ------------
         Total liabilities ..................................................      2,765,370
                                                                                ------------
   Net assets ...............................................................   $ 89,136,926
                                                                                ============
NET ASSETS CONSIST OF
   Capital stock, $0.001 par value ..........................................   $      5,791
   Paid-in capital ..........................................................    152,669,763
   Accumulated net investment loss ..........................................       (279,984)
   Accumulated net realized loss from investments ...........................    (72,605,778)
   Net unrealized appreciation on investments ...............................      9,347,134
                                                                                ------------
   Net Assets ...............................................................   $ 89,136,926
                                                                                ============
INSTITUTIONAL CLASS
   Net assets ...............................................................   $ 34,389,528
                                                                                ------------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) .....      2,216,291
                                                                                ------------
   Net asset value, offering and redemption price per share .................   $      15.52
                                                                                ============
INVESTOR CLASS
   Net assets ...............................................................   $ 54,747,398
                                                                                ------------
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) .....      3,574,248
                                                                                ------------
   Net asset value, offering and redemption price per share .................   $      15.32
                                                                                ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $3,990) ...................   $   295,933
   Other income .............................................................           316
                                                                                -----------
      Total investment income ...............................................       296,249
                                                                                -----------
EXPENSES
   Advisory fees ............................................................       439,431
   Administration and accounting fees .......................................        75,369
   Transfer agent fees ......................................................        70,785
   Shareholder servicing fees ...............................................        26,944
   Professional fees ........................................................        20,796
   Directors' and officers' fees ............................................        19,475
   Printing and shareholder reporting fees ..................................        17,552
   Custodian fees ...........................................................        14,175
   Registration and filing fees .............................................        13,838
   Insurance fees ...........................................................         6,540
   Other expenses ...........................................................         2,220
                                                                                -----------
      Total expenses before waivers .........................................       707,125
      Less: waivers .........................................................      (130,892)
                                                                                -----------
Net expenses after waivers ..................................................       576,233
                                                                                -----------
Net investment loss .........................................................      (279,984)
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   Net realized gain from investments .......................................    13,414,604
   Net change in unrealized appreciation/(depreciation) on investments ......    (4,208,439)
                                                                                -----------
Net realized and unrealized gain from investments ...........................     9,206,165
                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................   $ 8,926,181
                                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED           FOR THE YEAR
                                                                                 FEBRUARY 28, 2010        ENDED
                                                                                    (UNAUDITED)      AUGUST 31, 2009
                                                                                ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ......................................................      $  (279,984)       $   (430,465)
   Net realized gain/(loss) from investments ................................       13,414,604         (57,964,843)
   Net change in unrealized appreciation/(depreciation) on investments ......       (4,208,439)         17,425,741
                                                                                   -----------        ------------
   Net increase/(decrease) in net assets resulting from operations ..........        8,926,181         (40,969,567)
                                                                                   -----------        ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold .............................................        4,311,285           6,194,651
      Distributions for shares redeemed .....................................       (9,008,247)        (32,754,100)
                                                                                   -----------        ------------
      Total Institutional Class .............................................       (4,696,962)        (26,559,449)
                                                                                   -----------        ------------
   Investor Class
      Proceeds from shares sold .............................................        3,006,939           2,931,980
      Distributions for shares redeemed .....................................       (7,048,687)        (13,476,265)
                                                                                   -----------        ------------
      Total Investor Class ..................................................       (4,041,748)        (10,544,285)
                                                                                   -----------        ------------
Net decrease in net assets from capital share transactions ..................       (8,738,710)        (37,103,734)
                                                                                   -----------        ------------
Total increase/(decrease) in net assets .....................................          187,471         (78,073,301)
NET ASSETS
   Beginning of period ......................................................       88,949,455         167,022,756
                                                                                   -----------        ------------
   End of period ............................................................      $89,136,926        $ 88,949,455
                                                                                   ===========        ============
   Undistributed net investment income/(loss), end of period ................      $  (279,984)       $         --
                                                                                   ===========        ============

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                FOR THE SIX MONTHS
                                                                                       ENDED           FOR THE YEAR
                                                                                 FEBRUARY 28, 2010        ENDED
                                                                                    (UNAUDITED)      AUGUST 31, 2009
                                                                                ------------------   ---------------
INCREASE/(DECREASE) IN SHARES OUTSTANDING
   DERIVED FROM SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ...........................................................         284,671             550,481
      Shares redeemed .......................................................        (602,830)         (2,890,397)
                                                                                     --------          ----------
      Total Institutional Class .............................................        (318,159)         (2,339,916)
   Investor Class
      Shares sold ...........................................................         201,849             272,329
      Shares redeemed .......................................................        (478,288)         (1,233,242)
                                                                                     --------          ----------
      Total Investor Class ..................................................        (276,439)           (960,913)
                                                                                     --------          ----------
Total decrease in shares outstanding derived from share transactions ........        (594,598)         (3,300,829)
                                                                                     ========          ==========

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.

                                                                                       INSTITUTIONAL CLASS
                                                              --------------------------------------------------------------------
                                                                FOR THE     FOR THE    FOR THE     FOR THE     FOR THE     FOR THE
                                                               SIX MONTHS     YEAR       YEAR       YEAR        YEAR        YEAR
                                                                 ENDED       ENDED      ENDED       ENDED       ENDED       ENDED
                                                                2/28/10     8/31/09    8/31/08     8/31/07     8/31/06     8/31/05
                                                              -----------   -------    -------    --------    -------     --------
                                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......................   $ 14.03       $ 17.35    $ 24.61    $  27.74    $  28.78    $  24.99
                                                              -------       -------    -------    --------    --------    --------
Net investment loss .......................................     (0.04)*       (0.05)*    (0.13)*     (0.08)*     (0.16)*     (0.22)
Net realized and unrealized gain/(loss) from investments ..      1.53         (3.27)     (3.99)       2.74        3.08        6.49
                                                              -------       -------    -------    --------    --------    --------
Net increase/(decrease) in net assets resulting from
   operations .............................................      1.49         (3.32)     (4.12)       2.66        2.92        6.27
                                                              -------       -------    -------    --------    --------    --------
Distributions to shareholders from:
Net realized capital gains ................................        --            --      (3.14)      (5.79)      (3.96)      (2.48)
                                                              -------       -------    -------    --------    --------    --------
Net asset value, end of period ............................   $ 15.52       $ 14.03    $ 17.35    $  24.61    $  27.74    $  28.78
                                                              =======       =======    =======    ========    ========    ========
Total investment return(1) ................................     10.54%       (19.08)%   (19.33)%     10.29%      12.46%      27.34%
                                                              =======       =======    =======    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .................   $34,390       $35,571    $84,546    $197,415    $189,920    $177,359
Ratio of expenses to average net assets with waivers and
   reimbursements .........................................      1.25%(2)      1.25%      1.25%       1.25%       1.25%       1.25%
Ratio of expenses to average net assets without waivers
   and reimbursements .....................................      1.55%(2)      1.57%      1.44%       1.43%       1.43%       1.46%
Ratio of net investment loss to average net assets ........     (0.58)%(2)    (0.44)%    (0.64)%     (0.30)%     (0.55)%     (0.73)%
Portfolio turnover rate ...................................     98.59%       159.14%    162.10%     142.45%     126.64%     129.18%

----------
*    Calculated based on average shares outstanding for the period.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective years. This information has been derived from information provided in the financial statements.

                                                                                         INVESTOR CLASS
                                                              --------------------------------------------------------------------
                                                                FOR THE     FOR THE    FOR THE     FOR THE     FOR THE     FOR THE
                                                               SIX MONTHS     YEAR       YEAR       YEAR        YEAR        YEAR
                                                                 ENDED       ENDED      ENDED       ENDED       ENDED       ENDED
                                                                2/28/10     8/31/09    8/31/08     8/31/07     8/31/06    8/31/05
                                                              -----------   -------    -------    --------    --------    --------
                                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ......................   $ 13.86       $ 17.14    $ 24.38    $  27.56    $  28.65    $  24.91
                                                              -------       -------    -------    --------    --------    --------
Net investment loss .......................................     (0.05)*       (0.06)*    (0.14)*     (0.10)*     (0.18)*     (0.23)
Net realized and unrealized gain/(loss)
   from investments .......................................      1.51         (3.22)     (3.96)       2.71        3.05        6.45
                                                              -------       -------    -------    --------    --------    --------
Net increase/(decrease) in net assets resulting from
   operations .............................................      1.46         (3.28)     (4.10)       2.61        2.87        6.22
                                                              -------       -------    -------    --------    --------    --------
Distributions to shareholders from:
Net realized capital gains ................................        --            --      (3.14)      (5.79)      (3.96)      (2.48)
                                                              -------       -------    -------    --------    --------    --------
Net asset value, end of period ............................   $ 15.32       $ 13.86    $ 17.14    $  24.38    $  27.56    $  28.65
                                                              =======       =======    =======    ========    ========    ========
Total investment return(1) ................................     10.53%       (19.14)%   (19.45)%     10.15%      12.33%      27.22%
                                                              =======       =======    =======    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .................   $54,747       $53,379    $82,477    $135,752    $147,471    $134,054
Ratio of expenses to average net assets with waivers and
   reimbursements .........................................      1.35%(2)      1.35%      1.35%       1.35%       1.35%       1.35%
Ratio of expenses to average net assets without waivers and
   reimbursements .........................................      1.65%(2)      1.67%      1.54%       1.53%       1.53%       1.56%
Ratio of net investment loss to average net assets ........     (0.68)%(2)    (0.56)%    (0.74)%     (0.40)%     (0.65)%     (0.83)%
Portfolio turnover rate ...................................     98.59%       159.14%    162.10%     142.45%     126.64%     129.18%

----------
*    Calculated based on average shares outstanding for the period.

(1) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     - Level 1 - unadjusted quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is included with the Fund's Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Bogle Investment Management, L.P. (the "Adviser" or "Bogle") serves as the Fund's investment adviser. For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through December 31, 2010 to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six-month period ended February 28, 2010, investment advisory fees and waivers of the Fund were as follows:

    GROSS                        NET
ADVISORY FEES    WAIVERS    ADVISORY FEES
-------------   ---------   -------------
   $439,431     $(125,399)     $314,032

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees.

     PNC has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six-month period ended February 28, 2010, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION             NET ADMINISTRATION
   AND ACCOUNTING                  AND ACCOUNTING
        FEES           WAIVERS          FEES
--------------------   -------   ------------------
       $75,369         $(5,493)        $69,876

     For providing regulatory administration services to RBB, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the Company.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

     In addition, PNC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     For providing custodial services to the Fund, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB.

     The Fund will not pay PNC or PNC's affiliates at a later time for any amounts waived or any amounts assumed.

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six-month period ended February 28, 2010 was $6,584. Certain employees of PNC are Officers of the Company. They are not compensated by the Fund or the Company.

4.   INVESTMENT IN SECURITIES

     For the six-month period ended February 28, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

   INVESTMENT SECURITIES
-------------------------
 PURCHASES       SALES
-----------   -----------
$85,630,405   $94,441,662

5.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2010, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     As of February 28, 2010, the Fund had two shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that held 31% of the total shares outstanding of the Fund.

6.   FEDERAL INCOME TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)

returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX    UNREALIZED      UNREALIZED    NET UNREALIZED
    COST      APPRECIATION    DEPRECIATION    APPRECIATION
-----------   ------------   -------------   --------------
$81,422,058    $12,710,167   $(4,915,172)      $7,794,995

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED   UNDISTRIBUTED
   ORDINARY       LONG-TERM
    INCOME          GAINS
-------------   -------------
     $--             $--

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

     The tax character of dividends and distributions paid during the fiscal year ended August 31, 2009 is as follows:

ORDINARY INCOME   LONG-TERM GAINS   TOTAL
---------------   ---------------   -----
      $--               $--          $--

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     As of August 31, 2009, the Fund had capital loss carryforwards of $39,229,442 available to offset future capital gains. This capital loss carryforward will expire on August 31, 2016 ($2,386,627) and 2017 ($36,842,815).

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2009, the Fund deferred post-October capital losses of $45,238,801.

                          BOGLE INVESTMENT MANAGEMENT
                             SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there was the following subsequent event:

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     BOGLE
                                   INVESTMENT
                                   MANAGEMENT
                              SMALL CAP GROWTH FUND
                              OF THE RBB FUND, INC.

                               SEMIANNUAL REPORT
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

INVESTMENT ADVISER

Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT

PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                   (MARVIN & PALMER(R) ASSOCIATES, INC. LOGO)
                            GLOBAL EQUITY MANAGEMENT

                                   (GRAPHIC)

                     MARVIN & PALMER LARGE CAP GROWTH FUND

                              of The RBB Fund, Inc.

                               SEMI-ANNUAL REPORT
                                February 28, 2010
                                  (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

Dear Fellow Shareholder:

During the period from September 1, 2009 through February 28, 2010 the Fund returned 8.3%. It underperformed the Russell 1000 Growth Index which was up 11.3% for the same period.

INVESTMENT CLIMATE AND OUTLOOK

The continuation of the economic and equity market rebounds that started last spring were helped by the record-low interest rates globally that the world's central bankers have maintained. While the outlook looks generally positive for 2010, particularly for the first six months, there are potential negatives as the year goes on. Some of these concerns include the timing of interest rate increases, stubbornly high unemployment rates, as well as worries about the long-term impact of the healthcare reform and other government spending. The U.S. and other developed markets are likely to have moderate growth when compared to the emerging markets, led by China and Brazil, which are driving higher demand for materials and energy. Most companies are benefiting from a rebound in the inventory cycle, as well as the cost-cutting measures taken during the recent financial crisis.

Despite concerns about the sustainability of the current economic recovery, we remain constructive on the outlook for equities. However, the market continues to worry about debt default issues around the globe and the threats of both inflation and less accommodative monetary policy. Given these crosscurrents, we expect the market to increasingly favor larger, high-quality growth companies. We are particularly positive on companies exposed to emerging markets. On a sector basis, we believe the technology sector should perform well this year. The combination of the growth in smart phones, cloud computing and increased corporate spending should make the technology sector attractive in a slow growth environment.

INVESTMENT REVIEW AND PORTFOLIO STRATEGY

The Marvin & Palmer Large Cap Growth Fund underperformed the Russell 1000 Growth Index and the broader S&P 500 Index during the six months ended February 28, 2010. The Fund's underperformance was driven by stock selection. Sector allocation was a slight positive contributor. The financials sector hurt the most, while the information technology sector helped the most. The Fund's best performing stocks were Cognizant Technology Solutions, Amazon.com, Inc. and NetApp, Inc. The worst contributing stocks were Microsoft Corp., Procter & Gamble Co. and Abbott Laboratories. The Fund's primary underweights are in the consumer staples, financials and health care sectors. The information technology and industrials sectors look the most promising to us.

We are quite positive about the outlook for corporate profitability. We continue to emphasize leading companies in the most economically sensitive sectors that will lead the global recovery. Again, we thank you for your patience and understanding.

David F. Marvin, CFA
Chairman
Marvin & Palmer Associates, Inc.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

              Total Returns for the Period Ended February 28, 2010

                                                      AVERAGE ANNUAL
                                   SIX                     SINCE
                                  MONTHS   ONE YEAR     INCEPTION*
                                  ------   --------   --------------
LARGE CAP GROWTH FUND              8.30%    35.68%        -11.50%
RUSSELL 1000(R) GROWTH INDEX      11.32%    54.19%        -5.40%

*    INCEPTION DATE JUNE 29, 2007.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING (877) 821-2117. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S GROSS ANNUAL OPERATING EXPENSE RATIO, AS STATED IN THE CURRENT PROSPECTUS, IS 2.27% AND THE FUND'S NET OPERATING EXPENSE RATIO IS 0.80%. THE EXPENSE RATIO IS CONTRACTUALLY CAPPED AT 0.80% THROUGH DECEMBER 31, 2010, WITHOUT WHICH PERFORMANCE WOULD HAVE BEEN LESS. THIS CAP CAN BE DISCONTINUED AT ANY TIME AFTER DECEMBER 31, 2010.

THE FUND'S TOTAL RETURNS SINCE INCEPTION ARE BASED ON A CHANGE IN NET ASSET VALUE FROM $10.00 PER SHARE ON JUNE 29, 2007 (INCEPTION) TO $7.18 PER SHARE ON FEBRUARY 28, 2010.

PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                             FUND EXPENSE DISCLOSURE
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2009 through February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                LARGE CAP GROWTH FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2009        FEBRUARY 28, 2010    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00               $1,083.00              $4.13
Hypothetical (5% return before expenses)           1,000.00                1,020.78               4.02

----------
* Expenses are equal to an annualized six-month expense ratio of 0.80% for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values are based on the actual six-month total return for the Fund of 8.30%.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                           % of Net
                                            Assets       Value
                                           --------   -----------
Domestic Common Stocks:
   Technology Hardware & Equipment .....     17.8%    $ 2,365,476
   Software & Services .................     16.3       2,166,118
   Pharmaceuticals, Biotechnology &
      Life Sciences ....................     10.8       1,433,421
   Capital Goods .......................      9.4       1,250,463
   Retailing ...........................      7.8       1,027,906
   Health Care Equipment & Services ....      6.3         840,881
   Food, Beverage & Tobacco ............      5.3         697,697
   Energy ..............................      4.3         564,640
   Household Products ..................      3.2         425,144
   Transportation ......................      2.9         377,874
   Food & Staples Retailing ............      2.7         356,862
   Consumer Durables & Apparel .........      2.3         310,240
   Materials ...........................      2.2         297,507
   Semiconductors & Semiconductors
      Equipment ........................      2.0         268,656
   Diversified financials ..............      1.6         209,597
   Consumer Services ...................      1.4         185,165
   Banking .............................      1.3         166,774
Other Assets In Excess of Liabilities ..      2.4         314,422
                                            -----     -----------
NET ASSETS .............................    100.0%    $13,258,843
                                            =====     ===========

Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                            Shares      Value
                                                            ------   -----------
DOMESTIC COMMON STOCKS -- 97.6%
BANKING -- 1.3%
Wells Fargo & Co. .......................................    6,100   $   166,774
                                                                     -----------
CAPITAL GOODS -- 9.4%
3M Co. ..................................................    2,400       192,360
Boeing Co., (The) .......................................    1,800       113,688
Caterpillar, Inc. .......................................    2,700       154,035
McDermott International, Inc.* ..........................    3,800        86,830
Precision Castparts Corp. ...............................    3,500       394,625
United Technologies Corp. ...............................    4,500       308,925
                                                                     -----------
                                                                       1,250,463
                                                                     -----------
CONSUMER DURABLES & APPAREL -- 2.3%
NIKE, Inc., Class B .....................................    2,300       155,480
VF Corp. ................................................    2,000       154,760
                                                                     -----------
                                                                         310,240
                                                                     -----------
CONSUMER SERVICES -- 1.4%
McDonald's Corp. ........................................    2,900       185,165
                                                                     -----------
DIVERSIFIED FINANCIALS -- 1.6%
Goldman Sachs Group, Inc., (The) ........................      750       117,263
JPMorgan Chase & Co. ....................................    2,200        92,334
                                                                     -----------
                                                                         209,597
                                                                     -----------
ENERGY -- 4.3%
Exxon Mobil Corp. .......................................    1,500        97,500
Schlumberger Ltd. .......................................    4,600       281,060
Transocean Ltd.* ........................................    1,300       103,766
Ultra Petroleum Corp.* ..................................    1,800        82,314
                                                                     -----------
                                                                         564,640
                                                                     -----------
FOOD & STAPLES RETAILING -- 2.7%
Wal-Mart Stores, Inc. ...................................    6,600       356,862
                                                                     -----------
FOOD, BEVERAGES & TOBACCO -- 5.3%
Coca-Cola Co., (The) ....................................    4,000       210,880
General Mills, Inc. .....................................    2,000       144,020
PepsiCo, Inc. ...........................................    2,900       181,163
Philip Morris International, Inc. .......................    3,300       161,634
                                                                     -----------
                                                                         697,697
                                                                     -----------
HEALTH CARE EQUIPMENT & SERVICES -- 6.3%
Medco Health Solutions, Inc.* ...........................    3,500       221,340
Stryker Corp. ...........................................    3,600       191,160
WellPoint, Inc.* ........................................    4,700       290,789
Zimmer Holdings, Inc.* ..................................    2,400       137,592
                                                                     -----------
                                                                         840,881
                                                                     -----------
HOUSEHOLD PRODUCTS -- 3.2%
Colgate-Palmolive Co. ...................................    3,600       298,584
Procter & Gamble Co., (The) .............................    2,000       126,560
                                                                     -----------
                                                                         425,144
                                                                     -----------

                                                            Shares      Value
                                                            ------   -----------
MATERIALS -- 2.2%
Freeport-McMoRan Copper & Gold, Inc. ....................    1,550   $   116,498
Mosaic Co., (The) .......................................    3,100       181,009
                                                                     -----------
                                                                         297,507
                                                                     -----------
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 10.8%
Abbott Laboratories .....................................    3,000       162,840
Celgene Corp.* ..........................................    4,100       244,032
Gilead Sciences, Inc.* ..................................    6,140       292,325
Johnson & Johnson .......................................    3,600       226,800
Life Technologies Corp.* ................................    4,800       243,648
Merck & Co., Inc. .......................................    4,200       154,896
Warner Chilcott PLC, Class A* ...........................    4,000       108,880
                                                                     -----------
                                                                       1,433,421
                                                                     -----------
RETAILING -- 7.8%
Amazon.com, Inc.* .......................................    2,900       343,360
Kohl's Corp.* ...........................................    2,300       123,786
Priceline.com, Inc.* ....................................    1,300       294,788
Target Corp. ............................................    2,900       149,408
TJX Cos., Inc. (The) ....................................    2,800       116,564
                                                                     -----------
                                                                       1,027,906
                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTORS EQUIPMENT -- 2.0%
Micron Technology, Inc.* ................................   12,700       115,062
Texas Instruments, Inc. .................................    6,300       153,594
                                                                     -----------
                                                                         268,656
                                                                     -----------
SOFTWARE & SERVICES -- 16.3%
Cognizant Technology Solutions Corp.,
   Class A* .............................................    8,900       428,357
Google, Inc., Class A* ..................................    1,020       537,336
Microsoft Corp. .........................................   11,700       335,322
Oracle Corp. ............................................    5,500       135,575
Salesforce.com, Inc.* ...................................    5,000       339,750
Visa, Inc., Class A .....................................    1,900       162,032
VMware, Inc., Class A* ..................................    4,600       227,746
                                                                     -----------
                                                                       2,166,118
                                                                     -----------
TECHNOLOGY HARDWARE & EQUIPMENT -- 17.8%
Apple, Inc.* ............................................    2,350       480,857
Cisco Systems, Inc.* ....................................   16,100       391,713
EMC Corp.* ..............................................   17,200       300,828
Hewlett-Packard Co. .....................................    2,000       101,580
Juniper Networks, Inc.* .................................   11,700       327,366
NetApp, Inc.* ...........................................   10,500       315,105
QUALCOMM, Inc. ..........................................    3,800       139,422
Seagate Technology ......................................   15,500       308,605
                                                                     -----------
                                                                       2,365,476
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                            Shares      Value
                                                            ------   -----------
TRANSPORTATION -- 2.9%
CSX Corp. ...............................................    2,000   $    94,920
Union Pacific Corp. .....................................    4,200       282,954
                                                                     -----------
                                                                         377,874
                                                                     -----------
   TOTAL DOMESTIC COMMON STOCKS
      (Cost $10,738,221) ................................             12,944,421
                                                                     -----------
TOTAL INVESTMENTS -- 97.6%
   (Cost $10,738,221) ...................................             12,944,421
                                                                     -----------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4% ...........                314,422
                                                                     -----------
NET ASSETS -- 100.0% ....................................            $13,258,843
                                                                     ===========

----------
*    Non-income producing.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fun's investments carried at market value (See Note 1 in Notes to Financial Statements):

                                                                 LEVEL 2        LEVEL 3
                                   TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2010      PRICE         INPUTS        INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $12,944,421      $12,944,421       $--            $--
                                ===========      ===========       ===            ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

ASSETS
   Investments, at value (Cost $10,738,221) ..............................   $ 12,944,421
   Cash and cash equivalents .............................................        319,153
   Receivables
      Investments sold ...................................................         97,835
      Investment adviser .................................................         26,961
      Dividends and interest .............................................         13,216
   Prepaid expenses and other assets .....................................         11,490
                                                                             ------------
         Total assets ....................................................     13,413,076
                                                                             ------------
LIABILITIES
   Payable for investments purchased .....................................         92,351
   Other accrued expenses and liabilities ................................         61,882
                                                                             ------------
         Total liabilities ...............................................        154,233
                                                                             ------------
   Net Assets ............................................................   $ 13,258,843
                                                                             ============
NET ASSETS CONSIST OF
   Par value .............................................................   $      1,847
   Paid-in capital .......................................................     23,070,536
   Accumulated net investment loss .......................................        (10,463)
   Accumulated net realized loss from investments ........................    (12,009,277)
   Net unrealized appreciation on investments ............................      2,206,200
                                                                             ------------
   Net Assets ............................................................   $ 13,258,843
                                                                             ============
   Shares outstanding ($0.001 par value, 100,000,000 shares authorized) ..      1,846,729
                                                                             ------------
   Net asset value, offering and redemption price per share ..............   $       7.18
                                                                             ============

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends .................................................   $   59,306
                                                                 ----------
      Total investment income ................................       59,306
                                                                 ----------
EXPENSES
   Administration and accounting fees ........................       75,632
   Advisory fees .............................................       56,684
   Professional fees .........................................       16,981
   Transfer agent fees .......................................       14,582
   Directors' and officers' fees .............................       11,317
   Registration and filing fees ..............................       11,174
   Printing and shareholder reporting fees ...................        8,739
   Custodian fees ............................................        2,756
   Insurance .................................................        1,701
   Other expenses ............................................          941
                                                                 ----------
      Total expenses before waivers and reimbursements .......      200,507
                                                                 ----------
      Less: waivers and reimbursements .......................     (130,742)
                                                                 ----------
      Net expenses after waivers and reimbursements ..........       69,765
                                                                 ----------
   Net investment loss .......................................      (10,459)
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Investments ............................................    2,464,321
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments ............................................     (819,251)
                                                                 ----------
   Net realized and unrealized gain from investments .........    1,645,070
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $1,634,611
                                                                 ==========

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX MONTHS
                                                                                         ENDED           FOR THE YEAR
                                                                                  FEBRUARY 28, 2010         ENDED
                                                                                      (UNAUDITED)      AUGUST 31, 2009
                                                                                  ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ...............................................      $   (10,459)       $     67,304
   Net realized gain/(loss) from investments ..................................        2,464,321         (10,342,051)
   Net change in unrealized appreciation/(depreciation) from investments ......         (819,251)          1,991,618
                                                                                     -----------        ------------
Net increase/(decrease) in net assets resulting from operations ...............        1,634,611          (8,283,129)
                                                                                     -----------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ......................................................          (31,926)            (63,113)
                                                                                     -----------        ------------
Net decrease in net assets from dividends and distributions to shareholders ...          (31,926)            (63,113)
                                                                                     -----------        ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ..................................................        1,390,000           2,752,950
   Reinvestment of distributions ..............................................           31,506              62,459
   Shares redeemed ............................................................       (9,108,600)         (3,906,142)
                                                                                     -----------        ------------
Net decrease in net assets from capital transactions ..........................       (7,687,094)         (1,090,733)
                                                                                     -----------        ------------
Total decrease in net assets ..................................................       (6,084,409)         (9,436,975)
NET ASSETS
   Beginning of period ........................................................       19,343,252          28,780,227
                                                                                     -----------        ------------
   End of period ..............................................................      $13,258,843        $ 19,343,252
                                                                                     ===========        ============
Undistributed/accumulated net investment income (loss), end of period .........      $   (10,463)       $     31,922
                                                                                     ===========        ============
SHARE TRANSACTIONS:
   Shares sold ................................................................          189,410             449,528
   Shares reinvested ..........................................................            4,376              10,324
   Shares redeemed ............................................................       (1,260,305)           (633,123)
                                                                                     -----------        ------------
   Total share transactions ...................................................       (1,066,519)           (173,271)
                                                                                     ===========        ============

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                                       FOR THE SIX      FOR          FOR
                                                                      MONTHS ENDED    THE YEAR     THE YEAR
                                                                      FEBRUARY 28,     ENDED         ENDED       FOR THE PERIOD
                                                                          2010       AUGUST 31,   AUGUST 31,     JUNE 29, 2007*
                                                                      (UNAUDITED)       2009         2008      TO AUGUST 31, 2007
                                                                      ------------   ----------   ----------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..............................   $  6.64         $  9.32     $ 10.20          $ 10.00
                                                                      -------         -------     -------          -------
Net investment income/(loss) ......................................     (0.01)           0.02        0.01               --(1)
Net realized and unrealized gain/(loss) on investments ............      0.56           (2.68)      (0.89)            0.20
                                                                      -------         -------     -------          -------
Net increase/(decrease) in net assets resulting from operations ...      0.55           (2.66)      (0.88)            0.20
                                                                      -------         -------     -------          -------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .............................................     (0.01)          (0.02)         --(1)            --
                                                                      -------         -------     -------          -------
Net asset value, end of period ....................................   $  7.18         $  6.64     $  9.32          $ 10.20
                                                                      =======         =======     =======          =======
Total investment return(2) ........................................      8.30%         (28.51)%     (8.61)%           2.00%
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .........................   $13,259         $19,343     $28,780          $15,283
Ratio of expenses to average net assets ...........................      0.80%(3)        0.80%       0.80%            0.80%(3)
Ratio of expenses to average net assets without waivers and
   expense reimbursements .........................................      2.30%(3)        2.27%       2.09%            3.93%(3)
Ratio of net investment income (loss) to average net assets .......     (0.12)%(3)       0.37%       0.12%            0.21%(3)
Portfolio turnover rate ...........................................     79.02%         237.91%     252.37%           28.70%

----------
*    Commencement of Operations.

(1)  Less than $0.005 per share.

(2) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2010
                                  (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Marvin & Palmer Large Cap Growth Fund (the "Fund"), which commenced investment operations on June 29, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families".

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is included with the Fund's Schedule of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2010
                                   (UNAUDITED)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.   INVESTMENT ADVISER AND OTHER SERVICES

     Marvin & Palmer Associates, Inc. ("Marvin & Palmer" or the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund's average daily net assets. The Adviser has agreed to limit through December 31, 2010 the Fund's total operating expenses (other than acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to the extent that such expenses exceed 0.80% of the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fee as necessary. If at any time during the three years ending March 4, 2013 the advisory agreement is in effect, the Fund's total annual operating expenses for that year are less than 0.80% of the Fund's average daily net assets, the Adviser is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by the Adviser to the Fund during such three-year period. For the period ended February 28, 2010, investment advisory fees accrued and waived were $56,684 and expenses reimbursed or to be reimbursed by the Adviser were $74,058.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and custodian fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets, subject to certain minimum monthly fees.

     Included in the administration and accounting fees are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its net assets of the Company.

     In addition, PNC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive out of pocket expenses.

     For providing custodial services to the Fund, PFPC Trust Company, an affiliate of PNC, is entitled to receive out of pocket expenses.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with RBB.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

3.   DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 28, 2010 was $2,916. Certain employees of PNC are Officers of the Company. They are not compensated by the Fund or the Company.

4.   INVESTMENT IN SECURITIES

     For the six-month period ended ended February 28, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                                                        PURCHASES       SALES
                                                       -----------   -----------
Investment Securities ..............................   $13,117,499   $20,779,320

5.   SIGNIFICANT SHAREHOLDERS

     As of February 28, 2010, the Fund had 2 shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that amounted to 74% of the total shares outstanding of the Fund.

6.   FEDERAL TAX INFORMATION

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2006 - 2009) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
   COST       APPRECIATION   DEPRECIATION    APPRECIATION
-----------   ------------   ------------   --------------
$10,738,221    $2,333,181     $(126,981)      $2,206,200

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

 UNDISTRIBUTED     UNDISTRIBUTED
ORDINARY INCOME   LONG-TERM GAINS
---------------   ---------------
    $31,922             $--

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

                                 MARVIN & PALMER
                              LARGE CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                  (UNAUDITED)

     The tax character of distributions paid during the fiscal year ended August 31, 2009 was as follows:

Ordinary income ......................................................   $63,113
Long-term capital gains ..............................................        --
                                                                         -------
Total distributions ..................................................   $63,113
                                                                         =======

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2009, the Fund had a capital loss carryforward of $7,767,007 which will expire on August 31, 2016 ($328,738) and August 31, 2017 ($7,438,269).

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2009, the Fund expects to elect to treat post-October capital losses of $6,535,689 as having been incurred in the following fiscal year.

7.   NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8.   SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

                                MARVIN & PALMER
                             LARGE CAP GROWTH FUND
                               OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Marvin and Palmer at (877) 821-2117 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser
Marvin & Palmer Associates, Inc.
1201 N. Market Street
Suite 2300
Wilmington, DE 19801-1165

Administrator
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent
PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

Principal Underwriter
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                                FREE MARKET FUNDS
                       ANNUAL INVESTMENT ADVISER'S REPORT
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

Dear Fellow Shareholder,

     It has been a couple of years since the launch of the Free Market Mutual Funds (the "Funds") on January 1, 2008. The Funds have steadily gained assets since their start and have topped the $1 billion milestone in 2010. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market investment strategies.

     Over the past six months, investors who remained invested have continued to experience the gains from the upward rally that started almost a year ago when the S&P 500 Index closed at its 676 low on March 9, 2009. Global equity markets over the past six months have risen 6.22% as measured by the MSCI All Country World Index. Furthermore, U.S. Small stocks, U.S. Value stocks and emerging markets led the way with double digit returns over the past half a year. The Barclays Capital U.S. Government/Credit Intermediate Bond Index also experienced positive returns of 3.01% for the period.

     Matson Money, Inc. ("Matson Money") strives to deliver the performance of capital markets and add value through Free Market investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

     Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Matson Money's vehicles deliberately target specific risk and return trade offs. The Funds are diversified and designed to work together in your total investment plan. Each Fund pursues its investment objective by investing under normal circumstances at least 80% of its net assets in shares of other registered investment companies.

     We invite you to contact your financial professional or explore our website, www.MyMatrix.cc, to learn more about the concepts and strategies of Matson Money's investing.

     We appreciate your support and confidence in our firm's investment philosophy, process and people.


/s/ Daniel J List

Daniel J List
Chief Compliance Officer and
Director of Portfolio Management
Matson Money, Inc.

                                FREE MARKET FUNDS
                                PERFORMANCE DATA
                                  (UNAUDITED)

                          FREE MARKET U.S. EQUITY FUND

             Total Returns for the Periods Ended February 28, 2010

                                          AVERAGE ANNUAL
                                        ------------------
                                 SIX     ONE       SINCE
                               MONTHS    YEAR   INCEPTION*
                               ------   -----   ---------
FREE MARKET U.S. EQUITY FUND   10.65%   72.06%    -3.78%
RUSSELL 2500(R) INDEX          12.80%   68.00%    -6.87%
COMPOSITE INDEX                 9.75%   60.00%    -8.95%

*    Annualized - The Fund commenced operations on December 31, 2007.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.04% (INCLUDED IN THE RATIO IS 0.32%, ATTRIBUTABLE TO ACQUIRED FUND FEES AND EXPENSES).

The Fund's aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.04 per share on February 28, 2010.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund's underlying fund's invest in small-cap and micro-cap stocks, large-cap and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                     FREE MARKET INTERNATIONAL EQUITY FUND

             Total Returns for the Periods Ended February 28, 2010

                                                   AVERAGE ANNUAL
                                                 ------------------
                                         SIX      ONE       SINCE
                                        MONTHS    YEAR   INCEPTION*
                                        ------   -----   ----------
FREE MARKET INTERNATIONAL EQUITY FUND    1.75%   73.62%     -8.21%
MSCI WORLD (EXCLUDING U.S.) INDEX        1.56%   56.18%    -14.16%
COMPOSITE INDEX                          3.03%   68.93%    -12.87%

* Annualized - The Fund commenced operations on December 31, 2007.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 1.26% (INCLUDED IN THE RATIO IS 0.53%, ATTRIBUTABLE TO ACQUIRED FUND FEES AND EXPENSES).

The Fund's aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $8.04 per share on February 28, 2010.

Portfolio composition is subject to change.

The Free Market International Equity Fund's underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                               FREE MARKET FUNDS
                                PERFORMANCE DATA
                                   (UNAUDITED)

                         FREE MARKET FIXED INCOME FUND

             Total Returns for the Periods Ended February 28, 2010

                                                 AVERAGE ANNUAL
                                               -----------------
                                       SIX      ONE      SINCE
                                      MONTHS   YEAR   INCEPTION*
                                      ------   ----   ----------
FREE MARKET FIXED INCOME FUND          1.34%   3.23%     3.03%
CITIGROUP WORLD GOVT. BOND 1-5 YEAR
CURRENCY HEDGED U.S. DOLLAR INDEX      1.38%   2.86%     4.46%
COMPOSITE INDEX                        1.74%   4.34%     4.22%

*    Annualized - The Fund commenced operations on December 31, 2007.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-866-780-0357 EXT. 3863. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.98% (INCLUDED IN THE RATIO IS 0.23%, ATTRIBUTABLE TO ACQUIRED FUND FEES AND EXPENSES).

The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.26 per share on February 28, 2010.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund's underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

                                FREE MARKET FUNDS
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2009 through February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             FREE MARKET U.S. EQUITY FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2009        FEBRUARY 28, 2010    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,106.50             $3.50
Hypothetical (5% return before expenses)           1,000.00                 1,021.43              3.36

                                                        FREE MARKET INTERNATIONAL EQUITY FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2009        FEBRUARY 28, 2010    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,017.50             $3.40
Hypothetical (5% return before expenses)           1,000.00                 1,021.38              3.41

                                FREE MARKET FUNDS
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)

                                                            FREE MARKET FIXED INCOME FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2009        FEBRUARY 28, 2010    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,013.40             $3.44
Hypothetical (5% return before expenses)           1,000.00                 1,021.33              3.46

* Expenses are equal to an annualized six-month expense ratio of 0.67% for the Free Market U.S. Equity Fund, 0.68% for the Free Market International Equity Fund and 0.69% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in their current prospectuses, were as follows:

FREE MARKET U.S.   FREE MARKET INTERNATIONAL   FREE MARKET FIXED
   EQUITY FUND             EQUITY FUND            INCOME FUND
----------------   -------------------------   -----------------
0.01%-0.14%              0.01%-0.28%              0.01%-0.08%

Each Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of 10.65% for the Free Market U.S. Equity Fund, 1.75% for the Free Market International Equity Fund and 1.34% for the Free Market Fixed Income Fund.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2010 (UNAUDITED)

                                                        NUMBER OF
                                                          SHARES       VALUE
                                                        ---------   ------------
EQUITY FUNDS -- 99.8%
U.S. Large Cap Value Portfolio III(a) ...............   9,725,794   $129,450,312
U.S. Large Company Institutional
   Index Portfolio(a) ...............................   7,380,272     64,282,166
U.S. Micro Cap Portfolio(b) .........................   6,003,028     64,232,399
U.S. Small Cap Portfolio(b) .........................   3,838,935     64,340,558
U.S. Small Cap Value Portfolio(b) ...................   5,306,006    107,075,206
                                                                    ------------
   TOTAL EQUITY FUNDS
      (Cost $410,450,916) ...........................                429,380,641
                                                                    ------------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $410,450,916) ...........................                429,380,641
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% .......                    723,894
                                                                    ------------
NET ASSETS -- 100.0% ................................               $430,104,535
                                                                    ============

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                         % OF NET
                                                          ASSETS       VALUE
                                                         --------   ------------
Equity Funds .........................................     99.8%    $429,380,641
Other Assets In Excess of Liabilities ................      0.2%         723,894
                                                          -----     ------------
NET ASSETS ...........................................    100.0%    $430,104,535
                                                          =====     ============

----------
(a)  A portfolio of Dimensional Investment Group Inc.

(b)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at value (See Note 1 in Notes to Financial Statements):

                                                                  LEVEL 2        LEVEL 3
                                   TOTAL           LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                 VALUE AT           QUOTED      OBSERVABLE    UNOBSERVABLE
                             FEBRUARY 28, 2010      PRICE          INPUT          INPUT
                             -----------------   ------------   -----------   ------------
Investments in Securities*      $429,380,641     $429,380,641       $--            $--
                                ============     ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2010 (UNAUDITED)

                                                        NUMBER OF
                                                          SHARES       VALUE
                                                        ---------   ------------
INTERNATIONAL EQUITY FUNDS -- 99.7%
Asia Pacific Small Company Portfolio(a) .............     289,228   $  6,082,476
Continental Small Company Portfolio(a) ..............     792,784     11,717,344
DFA International Small Cap Value Portfolio(a) ......   8,250,021    120,945,315
DFA International Value Portfolio III(b) ............   6,022,140     90,813,865
Emerging Markets Portfolio(a) .......................     611,527     15,911,926
Emerging Markets Small Cap Portfolio(a) .............     782,448     14,772,614
Emerging Markets Value Portfolio(a) .................     494,898     14,787,548
Japanese Small Company Portfolio(a) .................     442,498      6,203,826
Large Cap International Portfolio(a) ................     841,252     15,058,404
United Kingdom Small Company Portfolio(a) ...........     312,152      5,962,104
                                                                    ------------
   TOTAL INTERNATIONAL EQUITY FUNDS
      (Cost $294,486,826) ...........................                302,255,422
                                                                    ------------
   TOTAL INVESTMENTS -- 99.7%
      (Cost $294,486,826) ...........................                302,255,422
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% .......                    780,103
                                                                    ------------
NET ASSETS -- 100.0% ................................               $303,035,525
                                                                    ============

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                         % OF NET
                                                          ASSETS       VALUE
                                                         --------   ------------
International Equity Funds ...........................      99.7%   $302,255,422
Other Assets In Excess of Liabilities ................       0.3%        780,103
                                                           -----    ------------
Net Assets ...........................................     100.0%   $303,035,525
                                                           =====    ============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

(b)  A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at value (See Note 1 in Notes to Financial Statements):

                                                                  LEVEL 2        LEVEL 3
                                   TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT           QUOTED      OBSERVABLE    UNOBSERVABLE
                             FEBRUARY 28, 2010      PRICE          INPUT          INPUT
                             -----------------   ------------   -----------   ------------
Investments in Securities*      $302,255,422     $302,255,422       $--            $--
                                ============     ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2010 (UNAUDITED)

                                                        NUMBER OF
                                                          SHARES       VALUE
                                                        ---------   ------------
FIXED INCOME FUNDS -- 99.6%
DFA Five-Year Global Fixed Income Portfolio(a) ......   7,743,810   $ 87,040,423
DFA Five-Year Government Portfolio(a) ...............   2,644,921     28,723,841
DFA Inflation-Protected Securities Portfolio(a) .....   1,094,928     11,989,467
DFA Intermediate Government Fixed Income
   Portfolio(a) .....................................   3,619,494     44,374,998
DFA One-Year Fixed Income Portfolio(a) ..............   8,356,249     86,403,612
DFA Two-Year Global Fixed Income Portfolio(a) .......   8,474,313     86,437,996
                                                                    ------------
   TOTAL FIXED INCOME FUNDS
      (Cost $342,118,271) ...........................                344,970,337
                                                                    ------------
   TOTAL INVESTMENTS -- 99.6%
      (Cost $342,118,271) ...........................                344,970,337
                                                                    ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4% .......                  1,535,478
                                                                    ------------
NET ASSETS -- 100.0% ................................               $346,505,815
                                                                    ============

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                   (UNAUDITED)

                                                         % OF NET
                                                          ASSETS       VALUE
                                                         --------   ------------
Fixed Income Funds                                         99.6%    $344,970,337
Other Assets In Excess of Liabilities ................      0.4%       1,535,478
                                                          -----     ------------
Net Assets                                                100.0%    $346,505,815
                                                          =====     ============

----------
(a)  A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at value (See Note 1 in Notes to Financial Statements):

                                                                  LEVEL 2        LEVEL 3
                                   TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AT           QUOTED      OBSERVABLE    UNOBSERVABLE
                             FEBRUARY 28, 2010      PRICE          INPUT          INPUT
                             -----------------   ------------   -----------   ------------
Investments in Securities*      $344,970,337     $344,970,337       $--            $--
                                ============     ============       ===            ===

*    Please refer to the Portfolio of Investments for further details.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2010 (UNAUDITED)

                                                             FREE MARKET    FREE MARKET     FREE MARKET
                                                             U.S. EQUITY   INTERNATIONAL   FIXED INCOME
                                                                FUND        EQUITY FUND        FUND
                                                            ------------   -------------   ------------
ASSETS
   Investments in non-affiliated funds, at value + ......   $429,380,641    $302,255,422   $344,970,337
   Cash and cash equivalents ............................      1,861,464       1,474,977      1,702,283
   Receivables
      Receivable for capital shares sold ................        980,895         722,017      1,579,434
      Dividends and interest receivable .................            345             239              1
   Prepaid expenses and other assets ....................         33,815          33,010         28,338
                                                            ------------   -------------   ------------
         Total assets ...................................    432,257,160     304,485,665    348,280,393
                                                            ------------   -------------   ------------
LIABILITIES
   Payables
      Investments purchased .............................      1,538,825       1,132,697      1,355,000
      Capital shares redeemed ...........................        364,292         131,318        211,128
      Investment adviser ................................        146,389         105,430        118,845
   Other accrued expenses and liabilities ...............        103,119          80,695         89,605
                                                            ------------   -------------   ------------
         Total liabilities ..............................      2,152,625       1,450,140      1,774,578
                                                            ------------   -------------   ------------
   Net Assets ...........................................   $430,104,535    $303,035,525   $346,505,815
                                                            ============   =============   ============
NET ASSETS CONSISTS OF
   Par value ............................................   $     47,598    $     37,676   $     33,773
   Paid-in capital ......................................    414,783,786     300,414,493    343,832,303
   Undistributed/accumulated net investment income
      (loss) ............................................       (445,755)         94,576       (566,386)
   Accumulated net realized gain/(loss) from
      investments .......................................     (3,210,819)     (5,279,816)       354,059
   Net unrealized appreciation on investments ...........     18,929,725       7,768,596      2,852,066
                                                            ------------   -------------   ------------
   Net Assets ...........................................   $430,104,535    $303,035,525   $346,505,815
                                                            ============   =============   ============
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) ................................     47,598,185      37,676,406     33,773,010
                                                            ------------   -------------   ------------
   Net asset value, offering and redemption price
      per share .........................................   $       9.04    $       8.04   $      10.26
                                                            ============   =============   ============
   + Investment in non-affiliated funds, at cost ........   $410,450,916    $294,486,826   $342,118,271
                                                            ============   =============   ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                             FREE MARKET    FREE MARKET     FREE MARKET
                                                             U.S. EQUITY   INTERNATIONAL   FIXED INCOME
                                                                FUND        EQUITY FUND        FUND
                                                            ------------   -------------   ------------
INVESTMENT INCOME
   Dividends from non-affiliated funds ..................    $ 2,264,148    $ 2,335,356     $4,174,086
   Interest from non-affiliated funds ...................            103            138             94
                                                             -----------    -----------     ----------
      Total investment income ...........................      2,264,251      2,335,494      4,174,180
                                                             -----------    -----------     ----------
EXPENSES
   Advisory fees (Note 2) ...............................        905,281        698,650        677,420
   Administration and accounting fees (Note 2) ..........        207,643        169,724        164,318
   Professional fees ....................................         41,309         33,422         33,543
   Directors' and officers' fees ........................         38,886         31,773         31,259
   Insurance expense ....................................         15,827         11,114         12,806
   Printing and shareholder reporting fees ..............          9,260          7,055          6,376
   Custodian fees (Note 2) ..............................          7,310          6,113          9,016
   Transfer agent fees (Note 2) .........................          7,112          6,867          6,866
   Other expenses .......................................          1,079          1,080          1,079
                                                             -----------    -----------     ----------
      Total expenses ....................................      1,233,707        965,798        942,683
                                                             -----------    -----------     ----------
   Net investment income ...............................       1,030,544      1,369,696      3,231,497
                                                             -----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Non-affiliated funds ..............................     (1,855,925)    (4,626,203)        56,118
      Capital gain distributions from non-affiliated
         fund investments ...............................             --        539,621        462,347
   NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
      ON:
      Non-affiliated funds ..............................     37,050,303      6,761,714       (157,520)
                                                             -----------    -----------     ----------
   Net realized and unrealized gain from investments ....     35,194,378      2,675,132        360,945
                                                             -----------    -----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....    $36,224,922    $ 4,044,828     $3,592,442
                                                             ===========    ===========     ==========

    The accompanying notes are an integral part of the financial statements.

                          FREE MARKET U.S. EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE
                                                           SIX MONTHS ENDED       FOR THE
                                                          FEBRUARY 28, 2010      YEAR ENDED
                                                             (UNAUDITED)      AUGUST 31, 2009
                                                          ----------------    ---------------
FROM OPERATIONS:
   Net investment income ..............................      $  1,030,544       $  2,805,875
   Net realized loss from investments .................        (1,855,925)        (1,339,474)
   Net change in unrealized appreciation (depreciation)
      from investments ................................        37,050,303        (17,705,184)
                                                             ------------       ------------
Net increase/(decrease) in net assets resulting from
   operations .........................................        36,224,922        (16,238,783)
                                                             ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................        (1,928,484)        (2,401,803)
                                                             ------------       ------------
Net decrease in net assets from dividends and
   distributions to shareholders ......................        (1,928,484)        (2,401,803)
                                                             ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................       115,328,227        165,094,648
   Reinvestment of distributions ......................         1,928,484          2,401,259
   Shares redeemed ....................................       (33,552,348)       (23,790,681)
                                                             ------------       ------------
Net increase in net assets from capital shares ........        83,704,363        143,705,226
                                                             ------------       ------------
Total increase in net assets ..........................       118,000,801        125,064,640
NET ASSETS:
   Beginning of period ................................       312,103,734        187,039,094
                                                             ------------       ------------
   End of period ......................................      $430,104,535       $312,103,734
                                                             ============       ============
Undistributed/accumulated net investment income (loss),
   end of period ......................................      $   (445,755)      $    452,185
                                                             ============       ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ........................................        13,192,834         22,974,273
   Shares reinvested ..................................           216,684            350,038
   Shares redeemed ....................................        (3,812,987)        (3,503,840)
                                                             ------------       ------------
Total share transactions ..............................         9,596,531         19,820,471
                                                             ============       ============

    The accompanying notes are an integral part of the financial statements.

                      FREE MARKET INTERNATIONAL EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE
                                                           SIX MONTHS ENDED       FOR THE
                                                          FEBRUARY 28, 2010      YEAR ENDED
                                                             (UNAUDITED)      AUGUST 31, 2009
                                                          ----------------    ---------------
FROM OPERATIONS:
   Net investment income ..............................     $   1,369,696      $   3,203,164
   Net realized gain/(loss) from investments ..........        (4,086,582)            56,839
   Net change in unrealized appreciation from
      investments .....................................         6,761,714         16,019,226
                                                            -------------      -------------
Net increase in net assets resulting from
   operations .........................................         4,044,828         19,279,229
                                                            -------------      -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................        (3,144,187)        (2,609,280)
   Net realized capital gains .........................        (1,183,603)                --
                                                            -------------      -------------
Net decrease in net assets from dividends and
   distributions to shareholders ......................        (4,327,790)        (2,609,280)
                                                            -------------      -------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................        83,891,008        130,210,322
   Reinvestment of distributions ......................         4,327,790          2,608,705
   Shares redeemed ....................................       (43,532,415)       (21,677,551)
                                                            -------------      -------------
Net increase in net assets from capital shares ........        44,686,383        111,141,476
                                                            -------------      -------------
Total increase in net assets ..........................        44,403,421        127,811,425
NET ASSETS:
   Beginning of period ................................       258,632,104        130,820,679
                                                            -------------      -------------
   End of period ......................................     $ 303,035,525      $ 258,632,104
                                                            =============      =============
Undistributed net investment income, end
   of period ..........................................     $      94,576      $   1,869,067
                                                            =============      =============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ........................................        10,002,218         20,582,378
   Shares reinvested ..................................           517,060            446,696
   Shares redeemed ....................................        (5,104,117)        (3,557,044)
                                                            -------------      -------------
Total share transactions ..............................         5,415,161         17,472,030
                                                            =============      =============

    The accompanying notes are an integral part of the financial statements.

                          FREE MARKET FIXED INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE
                                                           SIX MONTHS ENDED       FOR THE
                                                          FEBRUARY 28, 2010      YEAR ENDED
                                                             (UNAUDITED)      AUGUST 31, 2009
                                                          ----------------    ---------------
FROM OPERATIONS:
   Net investment income ..............................      $  3,231,497       $  3,252,139
   Net realized gain from investments .................           518,465          1,202,325
   Net change in unrealized appreciation (depreciation)
      from investments ................................          (157,520)         2,453,228
                                                             ------------       ------------
Net increase in net assets resulting from
   operations .........................................         3,592,442          6,907,692
                                                             ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..............................        (5,066,009)        (2,191,528)
   Net realized capital gains .........................        (1,159,270)                --
                                                             ------------       ------------
Net decrease in net assets from dividends and
   distributions to shareholders ......................        (6,225,279)        (2,191,528)
                                                             ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ..........................       150,299,602        127,993,708
   Reinvestment of distributions ......................         6,225,279          2,191,099
   Shares redeemed ....................................       (17,493,070)       (53,776,508)
                                                             ------------       ------------
Net increase in net assets from capital shares ........       139,031,811         76,408,299
                                                             ------------       ------------
Total increase in net assets ..........................       136,398,974         81,124,463
NET ASSETS:
   Beginning of period ................................       210,106,841        128,982,378
                                                             ------------       ------------
   End of period ......................................      $346,505,815       $210,106,841
                                                             ============       ============
Undistributed/accumulated net investment income (loss),
   end of period ......................................      $   (566,386)      $  1,268,126
                                                             ============       ============
CAPITAL SHARE TRANSACTIONS:
   Shares sold ........................................        14,561,092         12,560,233
   Shares reinvested ..................................           611,599            216,781
   Shares redeemed ....................................        (1,696,009)        (5,331,134)
                                                             ------------       ------------
Total share transactions ..............................        13,476,682          7,445,880
                                                             ============       ============

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET U.S. EQUITY FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                          FOR THE SIX MONTHS                        FOR THE PERIOD
                                                                 ENDED           FOR THE YEAR    DECEMBER 31, 2007(1)
                                                           FEBRUARY 28, 2010        ENDED              THROUGH
                                                              (UNAUDITED)      AUGUST 31, 2009      AUGUST 31, 2008
                                                          ------------------   ---------------   --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................        $   8.21           $  10.29             $  10.00
                                                               --------           --------             --------
Net investment income .................................            0.02(2)            0.10(2)                --(3)
Net realized and unrealized gain/(loss) on
   investments ........................................            0.85              (2.09)                0.29
                                                               --------           --------             --------
Net increase/(decrease) in net assets resulting from
   operations .........................................            0.87              (1.99)                0.29
                                                               --------           --------             --------
Dividends and distributions to shareholders from:
Net investment income .................................           (0.04)             (0.09)                  --
                                                               --------           --------             --------
Total dividends and distributions to shareholders .....           (0.04)             (0.09)                  --
                                                               --------           --------             --------
Net asset value, end of period ........................        $   9.04           $   8.21             $  10.29
                                                               ========           ========             ========
Total investment return(4) ............................           10.65%(5)         (19.19)%               2.90%(5)
                                                               ========           ========             ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............        $430,105           $312,104             $187,039
Ratio of expenses to average net assets(6) ............            0.67%(7)           0.72%                0.84%(7)
Ratio of net investment income to average net
   assets(6) ..........................................            0.56%(7)           1.37%                0.02%(7)
Portfolio turnover rate ...............................               2%(5)              1%                   0%(5)

----------
(1)  Commencement of operations.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)  Amount less than $0.005 per share.

(4) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)  Not annualized.

(6) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(7)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                      FREE MARKET INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                          FOR THE SIX MONTHS                        FOR THE PERIOD
                                                                 ENDED           FOR THE YEAR    DECEMBER 31, 2007(1)
                                                           FEBRUARY 28, 2010        ENDED              THROUGH
                                                              (UNAUDITED)      AUGUST 31, 2009      AUGUST 31, 2008
                                                          ------------------   ---------------   --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................       $   8.02            $   8.85            $  10.00
                                                              --------            --------            --------
Net investment income .................................           0.04(2)             0.13(2)             0.08
Net realized and unrealized gain/(loss)
   on investments .....................................           0.10               (0.85)              (1.23)
                                                              --------            --------            --------
Net decrease in net assets resulting from
   operations .........................................           0.14               (0.72)              (1.15)
                                                              --------            --------            --------
Dividends and distributions to shareholders from:
Net investment income .................................          (0.09)              (0.11)                 --
Net realized capital gains ............................          (0.03)                 --                  --
                                                              --------            --------            --------
Total dividends and distributions to shareholders .....          (0.12)              (0.11)                 --
                                                              --------            --------            --------
Net asset value, end of period ........................       $   8.04            $   8.02            $   8.85
                                                              ========            ========            ========
Total investment return(3) ............................           1.75%(4)           (7.71)%            (11.50)%(4)
                                                              ========            ========            ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............       $303,036            $258,632            $130,821
Ratio of expenses to average net assets(5) ............           0.68%(6)            0.73%               0.92%(6)
Ratio of net investment income to average net
   assets(5) ..........................................           0.97%(6)            2.01%               2.94%(6)
Portfolio turnover rate ...............................              8%(4)               2%                  0%(4)

----------
(1)  Commencement of operations.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)  Not annualized.

(5) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(6)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          FREE MARKET FIXED INCOME FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                          FOR THE SIX MONTHS                        FOR THE PERIOD
                                                                 ENDED           FOR THE YEAR    DECEMBER 31, 2007(1)
                                                           FEBRUARY 28, 2010        ENDED              THROUGH
                                                              (UNAUDITED)      AUGUST 31, 2009      AUGUST 31, 2008
                                                          ------------------   ---------------   --------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ..................        $  10.35           $  10.04            $  10.00
                                                               --------           --------            --------
Net investment income .................................            0.12(2)            0.21(2)             0.02
Net realized and unrealized gain on investments .......            0.02               0.25                0.04
                                                               --------           --------            --------
Net increase in net assets resulting from
   operations .........................................            0.14               0.46                0.06
                                                               --------           --------            --------
Dividends and distributions to shareholders from:
Net investment income .................................           (0.19)             (0.15)              (0.02)
Net realized capital gains ............................           (0.04)                --                  --
Tax return of capital .................................              --                 --                  --(3)
                                                               --------           --------            --------
Total dividends and distributions to shareholders......           (0.23)             (0.15)              (0.02)
                                                               --------           --------            --------
Net asset value, end of period ........................        $  10.26           $  10.35            $  10.04
                                                               ========           ========            ========
Total investment return(4) ............................            1.34%(5)           4.62%               0.61%(5)
                                                               ========           ========            ========
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .............        $346,506           $210,107            $128,982
Ratio of expenses to average net assets(6) ............            0.69%(7)           0.75%               0.97%(7)
Ratio of net investment income to average net
   assets(6) ..........................................            2.35%(7)           2.06%               0.26%(7)
Portfolio turnover rate ...............................               1%(5)             84%                  0%(5)

----------
(1)  Commencement of operations.

(2) The selected per share data was calculated using the average shares outstanding method for the period.

(3)  Amount less than $0.005 per share.

(4) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)  Not annualized.

(6) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(7)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                FREE MARKET FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a "Fund," collectively the "Funds"). Each Fund operates as a "Fund of Funds" and commenced investment operations on December 31, 2007.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families."

     PORTFOLIO VALUATION -- Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company's Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     Fair Value Measurements -- The inputs and valuations techniques used to measure fair value of the Funds' investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     A summary of the inputs used to value the Funds' investments as of February 28, 2010 is included with each Fund's Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

     During the year ended August 31, 2009, the Free Market Fixed Income Fund recognized its pro-rata share of net investment income and realized and unrealized gains/ losses on a daily basis from its investment in the DFA One-Year Fixed Income Series and the DFA Two-Year Global Fixed Income Series which were treated as partnerships for both federal income tax and U.S. GAAP purposes for a portion of the year.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                  (UNAUDITED)

2. INVESTMENT ADVISER AND OTHER SERVICES

     Matson Money, Inc. (formerly known as Abundance Technologies, Inc.) ("Matson Money" or the "Adviser"), serves as each Fund's investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of each Fund's average daily net assets, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of Free Market U.S. Equity Fund, Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund's average daily net assets. The expense limitations include expenses incurred as a result of investing in other investment companies. The Adviser may discontinue these arrangements at any time. For the six months ended February 28, 2010, investment advisory fees were:

                                        GROSS ADVISORY FEES
                                        -------------------
Free Market U.S. Equity Fund                 $905,281
Free Market International Equity Fund         698,650
Free Market Fixed Income Fund                 677,420

     The Funds will not pay Matson Money at a later time for any amounts they may waive or any amounts that Matson Money has assumed.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Funds. Administration and accounting fees accrued also include transfer agent, custodian fees and administrative service fees. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

     Included in the administration and accounting fees are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio in proportion to its assets of the Company. For providing transfer agent services, PNC is entitled to receive out-of-pocket expenses.

     For providing custodian services to the Funds, PFPC Trust Company, an affiliate of PNC, is entitled to receive out of pocket expenses.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Funds' shares pursuant to a Distribution Agreement with RBB.

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2010 was $52,408. Certain employees of PNC are Officers of the Company. They are not compensated by the Funds or the Company.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

4. INVESTMENT IN SECURITIES

     For the six months ended February 28, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

                                          PURCHASES       SALES
                                        ------------   -----------
Free Market U.S. Equity Fund            $ 91,388,209   $ 8,614,220
Free Market International Equity Fund     65,001,651    22,983,543
Free Market Fixed Income Fund            137,283,128     1,418,167

5. CAPITAL SHARE TRANSACTION

     As of February 28, 2010, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

Free Market U.S. Equity Fund (2 shareholders)            98%
Free Market International Equity Fund (2 shareholders)   98%
Free Market Fixed Income Fund (2 shareholders)           98%

6. FEDERAL INCOME TAX INFORMATION

     Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years (tax years August 31, 2006 -2009) and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                         FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
                                            COST       APPRECIATION   DEPRECIATION    APPRECIATION
                                        ------------   ------------   ------------   --------------
Free Market U.S. Equity Fund            $410,450,916    $18,955,458     $(25,733)     $18,929,725
Free Market International Equity Fund    294,486,826      9,412,909   (1,644,313)       7,768,596
Free Market Fixed Income Fund            342,118,271      3,492,072     (640,006)       2,852,066

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                         UNDISTRIBUTED     UNDISTRIBUTED
                                        ORDINARY INCOME   LONG-TERM GAINS
                                        ---------------   ---------------
Free Market U.S. Equity Fund               $  452,185        $       --
Free Market International Equity Fund       1,869,067         1,183,612
Free Market Fixed Income Fund               2,215,411           173,601

     The differences between book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

     The tax character of distributions paid during the fiscal year ended August 31, 2009 were as follows:

                                         ORDINARY    LONG-TERM   RETURN OF
                                          INCOME       GAINS      CAPITAL       TOTAL
                                        ----------   ---------   ---------   ----------
Free Market U.S. Equity Fund            $2,401,803      $--         $--      $2,401,803
Free Market International Equity Fund    2,609,280       --          --       2,609,280
Free Market Fixed Income Fund            2,191,528       --          --       2,191,528

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     As of February 28, 2010, the Funds had no capital loss carryforwards available to offset future capital gains.

7. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                                FREE MARKET FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

                                FREE MARKET FUNDS
                                OTHER INFORMATION
                                   (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357 ext. 3863 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                                   FREE MARKET
                                U.S. EQUITY FUND

                                   FREE MARKET
                            INTERNATIONAL EQUITY FUND

                                   FREE MARKET
                                FIXED INCOME FUND

                                       OF

                               THE RBB FUND, INC.

                               SEMI-ANNUAL REPORT

                                February 28, 2010
                                   (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds. Shares of the Free Market Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

INVESTMENT ADVISER

MATSON MONEY, INC.
5955 Deerfield Blvd.
Mason, OH 45040

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT

PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                                                                   (ROBECO LOGO)
ROBECO INVESTMENT FUNDS
OF THE RBB FUND, INC.                                              -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
SEMI ANNUAL REPORT                                                 -------------
FEBRUARY 28, 2010 (UNAUDITED)                                      -------------

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND                      -------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND                          -------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND                          -------------
ROBECO WPG SMALL CAP VALUE FUND                                    -------------
SAM SUSTAINABLE CLIMATE FUND                                       -------------
SAM SUSTAINABLE WATER FUND                                         -------------
SAM SUSTAINABLE GLOBAL ACTIVE FUND                                 -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
                                                                   -------------
This report is submitted for the general information of the        -------------
shareholders of the Funds. It is not authorized for distribution ------------- unless preceded or accompanied by a current prospectus for the ------------- Funds. Shares of Robeco Investment Funds are distributed by PFPC ------------- Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406. -------------

ROBECO INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder:

     The market's remarkable trajectory last year reminds us that it is always darkest before dawn. Although we're pleased by the brightening conditions, the path to stability and growth will be neither quick nor even.The markets and financial systems have narrowly survived a near-death experience.We detect definitive signs of improvement in world conditions, and it certainly looks like we have navigated past the point of systemic meltdown.

     In fact, the US recession looks to be over. In all likelihood it probably ended during the third quarter when US GDP expanded modestly. Economists' expectations generally figure that US GDP will have grown nearly 4% on an annualized basis in the fourth quarter.The Federal Reserve National Activity Index has historically provided a sound gauge of where the economy is in the cycle. It is indicating that the US is in the early stages of a recovery following a recession and that inflationary pressures are not a factor. Double-digit unemployment and exceptionally slack capacity utilization have so far nipped inflation in the bud.

     Employment growth, however, will eventually be needed to keep the economy moving. Sources such as the Bureau of Labor Statistics' nonfarm payroll data have become more constructive. Job losses have shrunk considerably and stand to reverse themselves, which sets the table for job gains down the road.

     The worst also appears to be behind us in the housing sector. Declines in inventory, improved affordability and attractive mortgage rates have installed a foundation for recovery. Although housing is unlikely to drive employment growth anytime soon, a healthier sector will help restore balance sheets and consumer sentiment.

     In the meantime, the US financial system as a whole has begun to recover. Many major private sector institutions have put their businesses on the path to generating significantly stronger earnings over the next two to three years.The stabilization has cleared the way for a more orderly deleveraging process and the resumption of credit formation within enduring standards. Excesses of capitalism greatly contributed to the bubble and its bursting, but the ingenuity, speed and breadth of public and private responses to the crisis underscore the resiliency of US financial and economic systems.

     Corporate America's extraordinary cost-cutting in response to the recession has largely driven the gains in operating profits generated in 2009. It has also created a tremendous amount of operating leverage within the system, putting substantial earnings growth in store when end demand recovers.

     The onslaught of government stimulus programs has helped replace some of the aggregate demand lost to the recession. The intervention has also introduced some risks:

     - Inflation is currently contained, but the risk of an inflationary spiral through a precipitous weakening of the US dollar is not unthinkable. It would force the Fed to drastically raise rates, cutting short the economy's recovery.

     - The Federal Reserve needs a healthy economy to support an orderly unwinding of its $2 trillion balance sheet; otherwise, it risks putting good money after bad.

     - The role of government in private enterprise has become more entwined since the crisis, risking the efficient functioning of a capitalistic system in ways that are difficult to quantify at this point. The dynamism driving capital markets and the economies underpinning them springs from an incomprehensible web of interdependencies. Interventions in one section impact the entire fabric.The public/private entanglement will produce some unintended consequences. However, we don't think the forces of "creative destruction" have been undone. In fact, we believe they'll present a wealth of investment opportunities in years to come.

     Last year, the data made clear that valuation alone was driving the US stock market's rally. Powerful mean reversion from distressed levels to historical norms has generally moved the market's valuation to fairish status.Variables related to business quality and earnings momentum made no contribution to explaining the rise in stock prices.Therefore, the anticipated turnaround for Corporate America will have to come through or stock prices stand to suffer.

     Although the upswing in the momentum of the economy, corporate earnings and stock markets is encouraging, valuation is the single biggest predictor of future investment returns.This is good news. Stock valuations today are not only reasonable, they enjoy far better earnings support than earlier in 2009.

     Make no mistake, earnings matter - earnings drive the direction of the market. In March, the trajectory of earnings warranted an S&P 500 of 600 to 700.At 1147 today (January 11th) many argue that the rebound in the market has left it overvalued. We disagree. After three solid quarters of earnings improvement, the market has much better fundamental support.


                           SEMI-ANNUAL REPORT 2010 | 1

ROBECO INVESTMENT FUNDS

Expectations for S&P 500 earnings per share of $76-$80 for 2010 certainly justify an S&P in the 1000-1200 range. However, the market's path over the next 12 months will depend on earnings achievability - and investors of all stripes will need to have a sharp pencil and weather eye on corporate sales and profit margins in coming months.

     These requirements play right to strengths of active management. 2010 is setting up to be another good year for stock pickers on the heels of a banner year in 2009. Market volatility fell sharply last year and exceptionally high degrees of correlation among stock returns came down to levels that are significantly lower but still above average.(1) Stocks' price performance is more differentiated when correlations are lower as stock-specific (de)merits move to the forefront.The trend begun in 2009 favors active management going into 2010.

     Perhaps most remarkable, however, is how similarly priced the high yields on free cash flow are for public companies with different expected growth rates.(2) These conditions have created a fertile environment for trained skeptics like us to find value for our clients.We intend to do that by applying the same set of fundamental principles that has driven our work over the years.The market in 2010 will undoubtedly bring its fair share of surprises.We look forward to keeping you informed of the work the team is doing for your portfolio as the year unfolds.

Sincerely,

Robeco Investment Funds

----------
(1)  Bank of America Merrill Lynch, December 2009

(2)  Empirical Research Partners, December 2009


                           2 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2010 (UNAUDITED)

                                                               AVERAGE ANNUAL
                                                       -----------------------------
                                                                             SINCE
                                 SIX-MONTH   1 YEAR    5 YEAR   10 YEAR   INCEPTION*
                                 ---------   -------   ------   -------   ----------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
Institutional Class(1)             14.85%     94.32%    3.30%    14.03%       N/A
Investor Class(1)                  14.77%     94.04%    3.04%    13.75%       N/A
Russell 2000(R) Value Index        10.53%     65.93%    0.70%     8.08%       N/A
Russell 2000(R) Index(2)           10.59%     63.95%    1.16%     2.18%       N/A

(1)  Inception date July 1, 1998

(2) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
Institutional Class(1)             11.62%    106.58%   13.11%    15.33%       N/A
Investor Class(1)                  10.97%    105.19%   12.73%    14.99%       N/A
S&P 500(R) Index                    9.32%     53.62%    0.37%    -0.31%       N/A

(1)  Inception date November 17, 1998

ROBECO BOSTON PARTNERS MID CAP VALUE FUND
Institutional Class(1)             12.11%     68.16%    5.77%     9.88%       N/A
Investor Class(1)                  12.01%     67.70%    5.52%     9.61%       N/A
Russell Midcap(R) Value Index      13.51%     74.74%    2.20%     8.94%       N/A
Russell 2500(R) Value Index(2)     12.31%     69.33%    1.41%     8.67%       N/A
Russell 2500(R) Index(2)           12.80%     68.00%    2.11%     3.90%       N/A

(1)  Inception date June 2, 1997

(2) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
Institutional Class(1)              9.42%     58.15%    4.37%      N/A       8.78%
Investor Class(1)                   9.29%     58.00%    4.10%      N/A       8.51%
Russell 3000(R) Value Index         8.68%     57.23%   -0.40%      N/A       3.92%
Russell 3000(R) Index(2)            9.96%     55.96%    0.80%      N/A       4.08%

(1)  Inception date July 1, 2002

(2) This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

ROBECO WPG SMALL CAP VALUE FUND
Institutional Class(1)              9.50%     67.49%   -0.51%    -1.88%       N/A
Russell 2000(R) Value Index        10.53%     65.93     0.70%     8.08%       N/A

SAM SUSTAINABLE CLIMATE FUND
Institutional Class(1)              3.55%     62.80%     N/A       N/A     -13.95%
Investor Class(1)                   3.31%     62.18%     N/A       N/A     -14.18%
MSCI World Index                    5.21%     54.30%     N/A       N/A     -12.16%

(1)  Inception date October 1, 2007


                           SEMI-ANNUAL REPORT 2008 | 3

ROBECO INVESTMENT FUNDS

                                                               AVERAGE ANNUAL
                                                       -----------------------------
                                                                             SINCE
                                 SIX-MONTH   1 YEAR    5 YEAR   10 YEAR   INCEPTION*
                                 ---------   -------   ------   -------   ----------
SAM SUSTAINABLE WATER FUND
Institutional Class(1)             12.81%     58.30%     N/A      N/A       -10.28%
Investor Class(1)                  12.64%     57.60%     N/A      N/A       -10.53%
MSCI World Index                    5.21%     54.30%     N/A      N/A       -12.16%
Class C(2)                           N/A        N/A      N/A      N/A         7.48%
MSCI World Index                     N/A        N/A      N/A      N/A         2.40%

(1)  Inception date October 1, 2007

(2)  Inception date September 11, 2009

SAM SUSTAINABLE GLOBAL ACTIVE FUND
Institutional Class(1)              8.39%       N/A      N/A      N/A        22.48%
MSCI World Index                    5.21%       N/A      N/A      N/A        20.34%
Investor Class(2)                   8.30%       N/A      N/A      N/A        20.81%
MSCI World Index                    5.21%       N/A      N/A      N/A        21.06%

(1)  Inception date June 18, 2009

(2)  Inception date July 15, 2009

* Performance since inception date to February 28, 2010 presented only if fund has been in operation less than 10 years.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ROBECO INVESTMENT MANAGEMENT, INC. AND SUSTAINABLE ASSET MANAGEMENT, USA, INC., HAVE EACH CONTRACTUALLY AGREED TO WAIVE A PORTION OF THEIR ADVISORY FEES AND/OR REIMBURSE A PORTION OF THE FUNDS' OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATIONS AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO ASSUMPTION OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. THE FUNDS' ANNUAL OPERATING EXPENSE RATIOS BELOW ARE AS STATED IN THE CURRENT PROSPECTUSES.THESE RATES CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED BY THE FUNDS FOR THE PERIOD COVERED BY THIS REPORT. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEB SITE AT www.robecoinvest.com.

INVESTORS SHOULD NOTE THAT THE FUNDS ARE ACTIVELY MANAGED MUTUAL FUNDS WHILE THE INDICES ARE UNMANAGED, DO NOT INCUR EXPENSE AND ARE NOT AVAILABLE FOR INVESTMENT.

SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

THE SAM SUSTAINABLE CLIMATE FUND, SAM SUSTAINABLE WATER FUND AND SAM SUSTAINABLE GLOBAL ACTIVE FUND ARE NON-DIVERSIFIED. GAINS OR LOSSES IN A SINGLE SECURITY OR SECTOR MAY HAVE A GREATER IMPACT ON THESE FUNDS.

The following are the Funds' gross annual operating expense ratios as stated in the most recent prospectus:

                                                     INSTITUTIONAL   INVESTOR
                                                         CLASS         CLASS    CLASS C
                                                     -------------   --------   -------
Robeco Boston Partners Small Cap Value Fund II ...      1.74%         1.99%        N/A
Robeco Boston Partners Long/Short Equity Fund ....      4.04%(1)      4.29%(1)     N/A
Robeco Boston Partners Mid Cap Value Fund ........      1.69%         1.94%        N/A
Robeco Boston Partners All-Cap Value Fund ........      1.50%         1.75%        N/A
Robeco WPG Small Cap Value Fund ..................      1.95%          N/A         N/A
SAM Sustainable Climate Fund .....................     11.64%        11.89%        N/A
SAM Sustainable Water Fund .......................      9.92%        10.17%      10.67%
SAM Sustainable Global Active Fund ...............      4.06%         4.31%        N/A

(1)  Includes interest and dividend expense on short sales.


                           4 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2009 through February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE TABLE

                                                  BEGINNING ACCOUNT     ENDING ACCOUNT    ANNUALIZED     EXPENSES
                                                        VALUE               VALUE           EXPENSE    PAID DURING
                                                  SEPTEMBER 1, 2009   FEBRUARY 28, 2010      RATIO       PERIOD*
                                                  -----------------   -----------------   ----------   -----------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,148.50        1.30%          $ 6.93
Hypothetical ..................................        1,000.00            1,018.27        1.30%            6.53
INVESTOR
Actual ........................................       $1,000.00           $1,147.70        1.55%          $ 8.25
Hypothetical ..................................        1,000.00            1,017.01        1.55%            7.78

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,116.20        3.28%(1)       $17.21
Hypothetical ..................................        1,000.00            1,008.33        3.28%(1)        16.47
INVESTOR
Actual ........................................       $1,000.00           $1,109.70        3.53%(1)       $18.47
Hypothetical ..................................        1,000.00            1,007.07        3.53%(1)        17.72

ROBECO BOSTON PARTNERS MID CAP VALUE FUND
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,121.10        1.00%          $ 5.26
Hypothetical ..................................        1,000.00            1,019.77        1.00%            5.02
INVESTOR
Actual ........................................       $1,000.00           $1,120.10        1.25%          $ 6.57
Hypothetical ..................................        1,000.00            1,018.52        1.25%            6.28


                           SEMI-ANNUAL REPORT 2010 | 5

ROBECO INVESTMENT FUNDS

                                                  BEGINNING ACCOUNT    ENDING ACCOUNT     ANNUALIZED     EXPENSES
                                                        VALUE               VALUE           EXPENSE    PAID DURING
                                                  SEPTEMBER 1, 2009   FEBRUARY 28, 2010      RATIO       PERIOD*
                                                  -----------------   -----------------   ----------   -----------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,094.20        0.95%          $ 4.93
Hypothetical ..................................        1,000.00            1,020.03        0.95%            4.77
INVESTOR
Actual ........................................       $1,000.00           $1,092.90        1.20%          $ 6.23
Hypothetical ..................................        1,000.00            1,018.77        1.20%            6.02

ROBECO BOSTON PARTNERS WPG SMALL CAP VALUE FUND
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,095.00        1.70%          $ 8.83
Hypothetical ..................................        1,000.00            1,016.26        1.70%            8.53

SAM SUSTAINABLE CLIMATE FUND
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,035.50        1.50%          $ 7.57
Hypothetical ..................................        1,000.00            1,017.26        1.50%            7.53
INVESTOR
Actual ........................................       $1,000.00           $1,033.10        1.75%          $ 8.82
Hypothetical ..................................        1,000.00            1,016.01        1.75%            8.79

SAM SUSTAINABLE WATER FUND**
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,128.10        1.50%          $ 7.91
Hypothetical ..................................        1,000.00            1,017.26        1.50%            7.53
INVESTOR
Actual ........................................       $1,000.00           $1,126.40        1.75%          $ 9.23
Hypothetical ..................................        1,000.00            1,016.01        1.75%            8.79
CLASS C
Actual ........................................       $1,000.00           $1,074.80        2.25%          $10.94
Hypothetical ..................................        1,000.00            1,012.76        2.25%           10.66

SAM SUSTAINABLE GLOBAL ACTIVE FUND
INSTITUTIONAL
Actual ........................................       $1,000.00           $1,083.90        1.20%          $ 6.20
Hypothetical ..................................        1,000.00            1,018.77        1.20%            6.02
INVESTOR
Actual ........................................       $1,000.00           $1,083.00        1.45%          $ 7.49
Hypothetical ..................................        1,000.00            1,017.51        1.45%            7.28

* Expenses are equal to the Fund's annualized six-month expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

**   Class C commenced operations on September 11, 2009.

(1) These amounts include dividends paid on securities which the Fund has sold short ("short-sale dividends") and related interest expense. The amount of short-sale dividends and related interest expense was 0.78% of average net assets for the most recent fiscal half-year.


                           6 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES

ROBECO BOSTON PARTNERS
SMALL CAP VALUE FUND II

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Consumer Services ................................      22.2%   $ 17,029,037
   Finance ..........................................      21.8      16,743,140
   Health Care ......................................      13.4      10,243,977
   Capital Goods ....................................       9.4       7,223,618
   Consumer Non-Durables ............................       8.7       6,665,619
   Technology .......................................       7.0       5,403,937
   Real Estate Investment Trusts ....................       4.8       3,647,034
   Basic Industries .................................       3.0       2,334,444
   Energy ...........................................       2.8       2,154,193
   Transportation ...................................       2.2       1,705,408
   Utilities ........................................       0.9         671,672
   Consumer Durables ................................       0.7         546,700
   Communications ...................................       0.4         329,055
SECURITIES LENDING COLLATERAL .......................      10.7       8,234,440
LIABILITIES IN EXCESS OF OTHER ASSETS ...............      (8.0)     (6,162,841)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $ 76,769,433
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
LONG/SHORT EQUITY FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Finance ..........................................      20.7%   $ 41,176,836
   Technology .......................................      18.3      36,458,427
   Consumer Services ................................      16.6      33,059,644
   Health Care ......................................      12.1      24,134,689
   Consumer Non-Durables ............................       7.8      15,598,831
   Capital Goods ....................................       5.9      11,734,953
   Communications ...................................       3.1       6,247,959
   Consumer Durables ................................       3.1       6,087,277
   Basic Industries .................................       2.5       4,928,422
   Transportation ...................................       1.5       2,919,298
   Energy ...........................................       0.8       1,592,769
PREFERRED STOCK .....................................       4.9       9,836,340
SECURITIES LENDING COLLATERAL .......................       8.7      17,286,130
WARRANTS ............................................       0.0              --
SECURITIES SOLD SHORT ...............................     (19.1)    (38,074,395)
OTHER ASSETS IN EXCESS OF LIABILITIES ...............      13.1      26,081,989
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $199,069,169
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
MID CAP VALUE FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Consumer Services ................................      18.3%   $ 13,425,643
   Finance ..........................................      17.0      12,463,053
   Technology .......................................      12.7       9,342,765
   Capital Goods ....................................       9.5       7,015,409
   Health Care ......................................       8.2       6,050,380
   Basic Industries .................................       7.2       5,278,413
   Energy ...........................................       6.1       4,460,350
   Consumer Non-Durables ............................       4.9       3,632,326
   Utilities ........................................       4.9       3,605,700
   Real Estate Investment Trusts ....................       4.0       2,961,090
   Consumer Durables ................................       1.5       1,138,586
   Communications ...................................       1.1         779,163
   Transportation ...................................       0.4         266,665
SECURITY LENDING COLLATERAL .........................      25.7      18,885,658
LIABILITIES IN EXCESS OF OTHER ASSETS ...............     (21.5)    (15,812,750)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $ 73,492,451
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
ALL-CAP VALUE FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Finance ..........................................      29.7%   $ 26,536,633
   Consumer Services ................................      18.7      16,664,421
   Technology .......................................      13.2      11,808,002
   Health Care ......................................      13.2      11,784,238
   Energy ...........................................       8.1       7,256,891
   Consumer Non-Durables ............................       5.0       4,455,984
   Capital Goods ....................................       3.0       2,666,912
   Communications ...................................       1.9       1,640,326
   Basic Industries .................................       1.5       1,330,507
   Real Estate Investment Trusts ....................       1.0         887,779
   Consumer Durables ................................       0.7         644,557
   Utilities ........................................       0.4         361,607
PREFERRED STOCK .....................................       0.0          30,340
CORPORATE BONDS .....................................       0.1          70,970
SECURITIES LENDING COLLATERAL .......................      12.9      11,504,751
WRITTEN OPTIONS .....................................      (0.2)       (143,595)
LIABILITIES IN EXCESS OF OTHER ASSETS ...............      (9.2)     (8,231,626)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $ 89,268,697
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                           SEMI-ANNUAL REPORT 2010 | 7

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

PORTFOLIO HOLDINGS SUMMARY TABLES

ROBECO WPG SMALL CAP VALUE FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Finance ..........................................      27.4%   $  9,373,681
   Consumer Services ................................      17.0       5,801,161
   Technology .......................................       9.3       3,168,388
   Capital Goods ....................................       8.1       2,773,044
   Consumer Non-Durables ............................       8.1       2,771,272
   Health Care ......................................       6.8       2,321,907
   Real Estate Investment Trusts ....................       6.1       2,064,289
   Utilities ........................................       4.8       1,640,218
   Transportation ...................................       3.8       1,306,607
   Energy ...........................................       3.1       1,064,732
   Basic Industries .................................       2.3         767,230
   Communications ...................................       1.5         525,800
   Consumer Durables ................................       0.5         161,400
SECURITIES LENDING COLLATERAL .......................      11.7       4,013,270
LIABILITIES IN EXCESS OF OTHER ASSETS ...............     (10.5)     (3,596,294)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $ 34,156,705
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

SAM SUSTAINABLE CLIMATE FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Industrials ......................................      51.1%   $  1,873,195
   Utilities ........................................      25.4         928,481
   Materials ........................................      11.2         408,702
   Consumer Discretionary ...........................       4.9         179,052
   Information Technology ...........................       3.9         143,479
   Basic Materials ..................................       2.4          89,491
SECURITIES LENDING COLLATERAL .......................      12.3         452,055
LIABILITIES IN EXCESS OF OTHER ASSETS ...............     (11.2)       (411,824)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $  3,662,631
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

SAM SUSTAINABLE WATER FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Industrials ......................................      48.0%   $  2,817,185
   Utilities ........................................      26.6       1,561,665
   Consumer Stables .................................       8.7         510,006
   Health Care ......................................       6.2         367,602
   Materials ........................................       4.0         233,291
SECURITIES LENDING COLLATERAL .......................       1.0          58,800
OTHER ASSETS IN EXCESS OF LIABILITIES ...............       5.5         320,537
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $  5,869,086
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

SAM SUSTAINABLE GLOBAL ACTIVE FUND

                                                        % of Net
Security Type/Sector Classification                      Assets        Value
-----------------------------------                     --------   -------------
COMMON STOCK
   Financials .......................................     18.9%    $  2,923,700
   Health Care ......................................     12.0        1,857,071
   Consumer Staples .................................     11.0        1,694,774
   Consumer Discretionary ...........................     10.5        1,628,079
   Information Technology ...........................     10.0        1,549,484
   Energy ...........................................      9.7        1,491,720
   Industrial .......................................      7.8        1,198,303
   Materials ........................................      7.7        1,193,819
   Telecommunication Services .......................      6.0          930,289
   Utilities ........................................      4.2          652,503
SECURITIES LENDING COLLATERAL .......................      4.2          658,204
LIABILITIES IN EXCESS OF OTHER ASSETS ...............     (2.0)%       (315,328)
                                                         -----     ------------
NET ASSETS ..........................................    100.0     $ 15,462,618
                                                         =====     ============

----------
Portfolio holdings are subject to change at any time.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                           8 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II          PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--97.3%
BASIC INDUSTRIES--3.0%
   Graham Packaging Co., Inc. * (a) ..........          92,320   $       965,667
   Schweitzer-Mauduit International, Inc. ....          11,205           514,309
   Sensient Technologies Corp. ...............          11,885           314,002
   USEC, Inc. * (a) ..........................         123,960           540,466
                                                                 ---------------
                                                                       2,334,444
                                                                 ---------------
CAPITAL GOODS--9.4%
   Actuant Corp., Class A ....................          21,950           397,515
   Acuity Brands, Inc. .......................          14,560           567,549
   Beacon Roofing Supply, Inc. * .............          36,750           639,450
   Brady Corp., Class A ......................           8,633           241,897
   Drew Industries, Inc. * ...................          17,135           397,018
   Generac Holdings, Inc. * ..................          18,335           246,239
   Granite Construction, Inc. (a) ............          16,345           451,612
   Griffon Corp. * ...........................          77,105           954,560
   LSI Industries, Inc. ......................          16,535           101,360
   Mueller Industries, Inc. ..................           8,625           193,028
   Mueller Water Products, Inc., Class A .....          75,355           348,894
   Olin Corp. ................................          13,480           236,035
   RBC Bearings, Inc. * ......................           6,200           157,046
   Rofin-Sinar Technologies, Inc. * ..........           5,085           104,192
   RTI International Metals, Inc. * ..........          33,740           810,772
   Toro Co. (a) ..............................           7,845           345,337
   Tutor Perini Corp. * ......................          28,950           572,341
   WESCO International, Inc. * ...............          15,880           458,773
                                                                 ---------------
                                                                       7,223,618
                                                                 ---------------
COMMUNICATIONS--0.4%
   EarthLink, Inc. ...........................          39,455           329,055
                                                                 ---------------
CONSUMER DURABLES--0.7%
   Tempur-Pedic International, Inc. * ........          19,250           546,700
                                                                 ---------------
CONSUMER NON-DURABLES--8.7%
   Alliance One International, Inc. * ........          66,860           342,992
   Bowne & Co., Inc. .........................         101,925         1,134,425
   Brown Shoe Co., Inc. ......................          30,737           425,093
   Callaway Golf Co. (a) .....................          65,815           521,913
   Dole Food Co., Inc. * .....................          73,675           864,208
   Fresh Del Monte Produce, Inc. * ...........          19,230           373,254
   Matthews International Corp., Class A .....           8,210           275,199
   Nu Skin Enterprises, Inc., Class A ........          20,800           555,776
   RC2 Corp. * ...............................          35,865           506,055
   Skechers U.S.A., Inc., Class A * ..........          18,390           565,125
   Steven Madden Ltd. * ......................           8,450           354,985
   Take-Two Interactive Software, Inc. * .....          15,625           150,312
   Universal Corp. ...........................          11,240           596,282
                                                                 ---------------
                                                                       6,665,619
                                                                 ---------------
CONSUMER SERVICES--22.2%
   ABM Industries, Inc. ......................          16,655           341,094
   Asbury Automative Group, Inc. * ...........          41,025           477,121
   Asset Acceptance Capital Corp. * (a) ......          21,150           119,921
   BJ's Wholesale Club, Inc. * ...............          14,595           527,901
   Brink's Co., (The) ........................          30,275           771,407
   Charming Shoppes, Inc. * ..................         109,995           654,470

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Corporate Executive Board Co., (The) ......          16,610   $       380,037
   Dress Barn, Inc., (The) * (a) .............          32,470           807,204
   Ennis, Inc. ...............................          16,500           253,605
   Finish Line, Inc., (The), Class A (a) .....          75,975           918,538
   Franklin Covey Co. * ......................          31,295           183,076
   G&K Services, Inc., Class A ...............          13,927           347,757
   Group 1 Automotive, Inc. * ................          13,855           384,753
   Gymboree Corp., (The) * ...................           5,585           242,947
   Heidrick & Struggles International, Inc. ..          30,005           809,235
   Hillenbrand, Inc. .........................          36,255           726,913
   InfoGROUP, Inc. * .........................          37,935           304,618
   International Speedway Corp., Class A .....          19,488           520,524
   Jackson Hewitt Tax Service, Inc. * (a) ....          40,650            99,186
   Knoll, Inc. ...............................          46,093           554,038
   Live Nation, Inc. * .......................         128,830         1,673,502
   MAXIMUS, Inc. .............................          16,225           934,235
   Men's Wearhouse, Inc., (The) (a) ..........          19,610           418,870
   Navigant Consulting, Inc. * ...............          34,255           398,386
   Regis Corp. ...............................          30,660           506,810
   Rent-A-Center, Inc. * .....................          23,990           533,538
   School Specialty, Inc. * ..................           6,875           146,781
   Service Corp. International ...............          46,810           377,289
   SFN Group, Inc. * .........................          85,080           669,580
   Steiner Leisure Ltd. * ....................           6,100           262,117
   Steinway Musical Instruments * ............          14,670           257,458
   Towers Watson & Co., Class A (a) ..........          12,960           572,443
   World Fuel Services Corp. (a) .............          32,312           853,683
                                                                 ---------------
                                                                      17,029,037
                                                                 ---------------
ENERGY--2.8%
   Approach Resources, Inc. * ................          21,350           177,418
   Bristow Group, Inc. * .....................          31,205         1,129,933
   Helix Energy Solutions Group, Inc. * (a) ..          39,250           451,767
   Petroleum Development Corp. * .............           5,655           132,949
   Rosetta Resources, Inc. * .................          13,995           262,126
                                                                 ---------------
                                                                       2,154,193
                                                                 ---------------
FINANCE--21.8%
   AMERISAFE, Inc. * .........................          14,270           245,587
   Apollo Investment Corp. ...................          43,910           511,991
   Ares Capital Corp. ........................          42,530           555,867
   Centerstate Banks, Inc. ...................          26,975           289,711
   CNA Surety Corp. * ........................          11,065           178,368
   Cowen Group, Inc., Class A * ..............          21,200           115,328
   Cypress Sharpridge Investments, Inc. ......          44,730           591,778
   East West Bancorp, Inc. ...................          64,405         1,128,376
   FBR Capital Markets Corp. * ...............          94,385           510,623
   Fifth Street Finance Corp. (a) ............          48,930           554,377
   First Citizens Bancshares, Inc. ...........           2,585           473,029
   First Financial Bancorp ...................          23,365           433,654
   Flagstone Reinsurance Holdings Ltd. .......          18,325           209,638
   Gladstone Capital Corp. ...................          12,100           118,096
   Heritage Financial Corp. * ................           5,790            85,634
   Horace Mann Educators Corp. ...............          19,740           265,306
   Infinity Property & Casualty Corp. ........           8,630           351,672
   JMP Group, Inc. ...........................          51,940           400,977

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                           SEMI-ANNUAL REPORT 2010 | 9

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
FINANCE--(CONTINUED)
   Knight Capital Group, Inc., Class A * .....          73,890   $     1,192,585
   Maiden Holdings Ltd. ......................          77,395           543,313
   Max Capital Group Ltd. ....................          57,130         1,379,118
   Nara Bancorp, Inc. * ......................          70,915           626,179
   Navigators Group, Inc., (The) * ...........           6,880           260,546
   Nelnet, Inc., Class A .....................          55,901           878,764
   PHH Corp. * ...............................          41,430           766,869
   Platinum Underwriters Holdings Ltd. .......          30,175         1,128,243
   ProAssurance Corp. * ......................           3,245           173,023
   Safety Insurance Group, Inc. ..............           7,805           289,878
   SeaBright Insurance Holdings, Inc. * ......          14,030           147,455
   State Auto Financial Corp. ................           9,910           181,749
   SVB Financial Group * .....................           8,345           371,853
   Symetra Financial Corp. * .................          59,930           778,491
   TradeStation Group, Inc. * ................          43,695           301,495
   United America Indemnity Ltd., Class A * ..          22,002           177,996
   United Rentals, Inc. * ....................          10,280            77,614
   Wilmington Trust Corp. (a) ................          31,065           447,957
                                                                 ---------------
                                                                      16,743,140
                                                                 ---------------
HEALTH CARE--13.4%
   Addus HomeCare Corp. * ....................          39,160           309,364
   Amedisys, Inc. * (a) ......................           7,910           456,012
   AmSurg Corp. * ............................          16,325           337,276
   Centene Corp. * ...........................          13,935           249,018
   Conmed Corp. * ............................          19,435           425,238
   Haemonetics Corp. * .......................          13,225           707,405
   Hanger Orthopedic Group, Inc. * ...........          23,500           438,275
   Home Diagnostics, Inc. * ..................          37,220           428,774
   Invacare Corp. ............................          11,570           315,630
   Kindred Healthcare, Inc. * ................          34,305           597,593
   LHC Group, Inc. * .........................          13,330           401,233
   LifePoint Hospitals, Inc. * ...............          18,075           551,287
   Medical Action Industries, Inc. * .........          15,725           197,192
   Odyssey HealthCare, Inc. * ................          31,110           545,358
   Owens & Minor, Inc. .......................           3,825           170,786
   PharMerica Corp. * ........................          15,255           261,623
   PSS World Medical, Inc. * .................          19,210           405,139
   Psychiatric Solutions, Inc. * (a) .........          10,235           219,541
   RehabCare Group, Inc. * ...................          22,460           625,286
   Res-Care, Inc. * ..........................           9,735            88,783
   Select Medical Holdings Corp. * ...........          69,030           565,356
   Symmetry Medical, Inc. * ..................          92,240           793,264
   U.S. Physical Therapy, Inc. * .............          70,399         1,154,544
                                                                 ---------------
                                                                      10,243,977
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--4.8%
   Anworth Mortgage Asset Corp. ..............         162,972         1,101,691
   Capstead Mortgage Corp. ...................          24,055           299,244
   Colony Financial, Inc. (a) ................          17,250           343,965

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--(CONTINUED)
   Gladstone Commercial Corp. ................          13,955   $       195,091
   Hatteras Financial Corp. (a) ..............           9,015           234,120
   MFA Financial, Inc. .......................         132,960           962,630
   Redwood Trust, Inc. (a) ...................          35,810           510,293
                                                                 ---------------
                                                                       3,647,034
                                                                 ---------------
TECHNOLOGY--7.0%
   Bel Fuse, Inc., Class B ...................          12,345           280,602
   Belden, Inc. ..............................          31,185           660,498
   CIBER, Inc. * .............................          67,650           252,334
   Coherent, Inc. * ..........................           5,635           179,137
   Electronics For Imaging, Inc. * ...........          21,905           259,793
   EnerSys * .................................          40,175           915,588
   Gilat Satellite Networks Ltd. * ...........          27,055           141,768
   Heartland Payment Systems, Inc. ...........          45,825           700,664
   Imation Corp. * ...........................          23,670           217,764
   Insight Enterprises, Inc. * ...............          15,115           193,321
   Ness Technologies, Inc. * .................          28,385           161,794
   NETGEAR, Inc. * ...........................          22,345           566,446
   PAR Technology Corp. * ....................          30,345           179,035
   Technitrol, Inc. (a) ......................          27,965           123,046
   Verigy Ltd. * .............................          17,225           171,561
   Zoran Corp. * .............................          35,325           400,586
                                                                 ---------------
                                                                       5,403,937
                                                                 ---------------
TRANSPORTATION--2.2%
   Arkansas Best Corp. .......................          14,635           384,022
   Pacer International, Inc. * ...............          39,080           187,975
   UTI Worldwide, Inc. .......................          75,915         1,133,411
                                                                 ---------------
                                                                       1,705,408
                                                                 ---------------
UTILITIES--0.9%
   PNM Resources, Inc. .......................          54,965           671,672
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $66,648,802) ..................                        74,697,834
                                                                 ---------------
SECURITIES LENDING COLLATERAL--10.7%
   Institutional Money Market Trust ..........       8,234,440         8,234,440
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $8,234,440) ...................                         8,234,440
                                                                 ---------------
TOTAL INVESTMENTS--108.0%
   (Cost $74,883,242) ........................                        82,932,274
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(8.0)% ............................                        (6,162,841)
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $    76,769,433
                                                                 ===============

----------
*    -- Non-income producing.

(a)  -- All or a portion of the security is on loan. (see note 6)

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                02/28/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in securities *   $82,932,274   $82,932,274       $--            $--
                              -----------   -----------       ---            ---
   Total Assets               $82,932,274   $82,932,274       $--            $--
                              ===========   ===========       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          10 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
LONG POSITIONS--106.0%
DOMESTIC COMMON STOCK--92.4%
BASIC INDUSTRIES--2.5%
   Cytec Industries, Inc. + ..................          40,730   $     1,737,949
   Haynes International, Inc. + ..............          42,250         1,226,940
   Material Sciences Corp. * # ...............          49,582            94,702
   Thompson Creek Metals Co., Inc. * .........         135,915         1,868,831
                                                                 ---------------
                                                                       4,928,422
                                                                 ---------------
CAPITAL GOODS--5.9%
   Chase Corp. ...............................          67,145           806,411
   Ducommun, Inc. + ..........................         116,750         2,041,957
   Global Power Equipment Group, Inc. * ......         472,415           845,623
   Griffon Corp. * + .........................         193,521         2,395,790
   Hubbell, Inc., Class B + ..................          44,313         2,076,064
   Innovative Solutions and Support,
      Inc. # * ...............................         207,580           892,594
   Key Technology, Inc. * ....................          26,957           345,589
   Mohawk Industries, Inc. * (a) + ...........          26,565         1,370,223
   Thermadyne Holdings Corp. * + # ...........         123,325           960,702
                                                                 ---------------
                                                                      11,734,953
                                                                 ---------------
COMMUNICATIONS--3.1%
   Clarus Corp. * # ..........................         182,613           803,497
   Lionbridge Technologies, Inc. * ...........         530,461         1,697,475
   PRIMEDIA, Inc. (a) ........................         309,470         1,145,039
   RRSat Global Communications Network
      Ltd. ...................................          94,440           980,287
   Web.com Group, Inc. * .....................         340,685         1,621,661
                                                                 ---------------
                                                                       6,247,959
                                                                 ---------------
CONSUMER DURABLES--3.1%
   D.R. Horton, Inc. (a) + ...................         114,350         1,413,366
   Hooker Furniture Corp. ....................          31,862           416,436
   Magna International, Inc., Class A + ......          22,740         1,295,953
   Pulte Homes, Inc. * (a) + .................         123,275         1,335,068
   Stanley Furniture Co., Inc. * (a) .........          47,962           402,881
   Toll Brothers, Inc. * (a) .................          64,980         1,223,573
                                                                 ---------------
                                                                       6,087,277
                                                                 ---------------
CONSUMER NON-DURABLES--7.8%
   Brunswick Corp. (a) .......................         161,035         1,858,344
   Coach, Inc. + .............................          27,438           999,841
   Coca-Cola Femsa S.A. de C.V. - Sponsored
      ADR (a) + ..............................          23,225         1,491,277
   Lorillard, Inc. + .........................          43,360         3,167,014
   Matthews International Corp., Class A + ...          36,120         1,210,742
   Overhill Farms, Inc. * ....................         216,020         1,220,513
   Perry Ellis International, Inc. * .........          31,310           612,737
   Polo Ralph Lauren Corp. + .................          17,440         1,393,979
   Steven Madden Ltd. * + ....................          34,605         1,453,756
   VF Corp. (a) + ............................          28,310         2,190,628
                                                                 ---------------
                                                                      15,598,831
                                                                 ---------------
CONSUMER SERVICES--16.6%
   AFC Enterprises, Inc. * + .................         311,696         2,524,738
   Barrett Business Services, Inc. ...........          84,340         1,024,731
   BCB Holdings Ltd. * # .....................          53,148            93,009
   Cache, Inc. * .............................         185,390           817,570

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Casual Male Retail Group, Inc. * ..........         317,941   $       979,258
   Century Casinos, Inc. * # .................         674,006         1,685,015
   Cornell Cos., Inc. * + ....................          63,395         1,181,683
   CRA International, Inc. * + ...............          40,020         1,064,532
   Deluxe Corp. + ............................          87,610         1,572,599
   Dress Barn, Inc., (The) * (a) + ...........          40,035           995,270
   Family Dollar Stores, Inc. + ..............          53,530         1,765,955
   Famous Dave's of America, Inc. * + # ......         142,867           954,352
   Finish Line, Inc., (The), Class A (a) + ...          83,235         1,006,311
   Foot Locker, Inc. + .......................           5,785            75,031
   GameStop Corp., Class A * (a) .............          61,495         1,057,714
   Genesco, Inc. * + .........................          87,405         2,091,602
   Hackett Group, Inc. (The) * ...............         426,494         1,172,858
   Harte-Hanks, Inc. (a) + ...................          63,585           756,026
   LECG Corp. * # ............................         393,430         1,121,275
   MarineMax, Inc. * .........................          94,346           998,181
   Multi-Color Corp. + .......................         166,560         2,105,318
   Ross Stores, Inc. (a) + ...................          24,666         1,206,414
   Schawk, Inc. (a) ..........................         264,631         3,469,312
   Steiner Leisure Ltd. * + ..................          36,345         1,561,745
   Systemax, Inc. ............................         109,150         1,779,145
                                                                 ---------------
                                                                      33,059,644
                                                                 ---------------
ENERGY--0.8%
   Approach Resources, Inc. * + ..............         191,669         1,592,769
                                                                 ---------------
FINANCE--20.7%
   ACE Ltd. + ................................          73,105         3,654,519
   Capital One Financial Corp. + .............          39,370         1,486,217
   FBR Capital Markets Corp. * ...............         318,760         1,724,492
   Fidelity National Financial, Inc.,
      Class A + ..............................         110,420         1,573,485
   First American Corp. + ....................          58,025         1,870,146
   First Southern Bancorp, Inc.,
      Class B 144A * # ++ ....................          64,350         1,373,229
   Goldman Sachs Group, Inc., (The) (a) ......           8,533         1,334,135
   Investors Title Co. + .....................           6,324           219,253
   JPMorgan Chase & Co. + ....................         140,871         5,912,356
   KKR Financial Holdings LLC (a) + ..........         189,605         1,325,339
   Loews Corp. + .............................          51,700         1,884,982
   Maiden Holdings Ltd. + ....................         554,982         3,895,974
   Morgan Stanley + ..........................          32,073           903,817
   NBH Holdings Corp., Class A 144A * # ++ ...          79,735         1,531,709
   Oriental Financial Group, Inc. (a) ........         154,905         1,710,151
   SLM Corp. * ...............................         162,850         1,820,663
   State Street Corp. (a) + ..................          43,760         1,965,262
   TradeStation Group, Inc. * + ..............         165,175         1,139,708
   Travelers Companies., Inc., (The) + .......          30,705         1,614,776
   Validus Holdings, Ltd. + ..................          58,632         1,641,110
   WESCO Financial Corp. + ...................           1,950           732,323
   White Mountains Insurance Group Ltd. + ....           5,375         1,863,190
                                                                 ---------------
                                                                      41,176,836
                                                                 ---------------
HEALTH CARE--12.1%
   Alpha PRO Tech Ltd. * (a) .................         908,910         3,063,027
   AmSurg Corp. * + ..........................          55,380         1,144,151
   Anika Therapeutics, Inc. * ................         194,285         1,222,053
   Baxter International, Inc. + ..............          26,890         1,530,848
   BioClinica, Inc. * # ......................         245,761         1,061,688

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 11

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
HEALTH CARE--(CONTINUED)
   Cooper Cos., Inc., (The) + ................          41,295   $     1,654,278
   Hooper Holmes, Inc. * # ...................         609,853           536,671
   Lincare Holdings, Inc. * (a) + ............          39,645         1,592,143
   MedQuist, Inc. (a) + # ....................         174,201         1,369,220
   Merck & Co., Inc. + .......................          54,603         2,013,759
   Orthofix International N.V. * + ...........          57,796         1,970,266
   PHC, Inc., Class A * ......................         302,535           375,143
   RehabCare Group, Inc. * + .................          43,805         1,219,531
   Res-Care, Inc. * ..........................         113,655         1,036,534
   Synergetics USA, Inc. * # .................         370,452           463,065
   Theragenics Corp. * .......................         461,065           654,712
   Unilens Vision, Inc. # ....................          87,132           400,807
   Varian Medical Systems, Inc. * (a) + ......          57,725         2,826,793
                                                                 ---------------
                                                                      24,134,689
                                                                 ---------------
TECHNOLOGY--18.3%
   Amdocs Ltd. + * ...........................          70,540         2,051,303
   BluePhoenix Solutions Ltd. * (a) ..........         180,775           423,013
   CGI Group, Inc. Class A * + ...............          78,840         1,105,337
   Coleman Cable, Inc. * (a) # ...............         191,785           830,429
   Compuware Corp. * + .......................         345,760         2,589,742
   Concurrent Computer Corp. * # .............         244,912         1,129,044
   Digi International, Inc. * + ..............         170,221         1,727,743
   Dynamics Research Corp. * .................          89,870           925,661
   Hewlett-Packard Co. + .....................          27,178         1,380,371
   MIPS Technologies, Inc. * .................         465,170         1,958,366
   MRV Communications, Inc. * ................         535,710           449,996
   NU Horizons Electronics Corp. * + .........          66,191           287,931
   NumereX Corp., Class A * # ................         158,740           655,596
   Oracle Corp. + ............................         144,709         3,567,077
   Photronics, Inc. * ........................         241,100         1,060,840
   PLATO Learning, Inc. * # ..................         690,351         2,761,404
   Richardson Electronics Ltd. + .............         147,211         1,157,078
   Salary.com, Inc. * ........................         316,880           779,525
   SL Industries, Inc. * # ...................          77,155           621,098
   Sybase, Inc. * (a) + ......................          22,585         1,002,548
   Technitrol, Inc. (a) ......................         248,983         1,095,525
   Telular Corp. * + # .......................         889,224         4,001,508
   Tier Technologies, Inc., Class B * + # ....         219,075         1,625,537
   Versant Corp. * + .........................          56,855           841,454
   Virtusa Corp. * + .........................         267,066         2,430,301
                                                                 ---------------
                                                                      36,458,427
                                                                 ---------------
TRANSPORTATION--1.5%
   Dynamex, Inc. * + .........................          68,475         1,191,465
   FedEx Corp. + .............................          20,385         1,727,833
                                                                 ---------------
                                                                       2,919,298
                                                                 ---------------
      TOTAL DOMESTIC COMMON STOCK
         (Cost $171,039,835) .................                       183,939,105
                                                                 ---------------
PREFERRED STOCK--4.9%
FINANCE--4.9%
   Bank of America Corp. Capital Trust IV
      Pfd. 5.875% ............................          99,365         1,935,630
   Bank of America Corp. Pfd. 6.375% .........          66,810         1,316,825
   Capital One Capital II Pfd. 7.500% + ......          21,505           529,453
   Citigroup Capital XVI Pfd. 6.450% .........         103,860         1,998,266
   Fifth Third Capital Trust V Pfd. 7.250% ...          31,770           705,612

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
FINANCE--(CONTINUED)
   First Southern Bancorp, Inc.
      144A * # ++ ............................             110   $       111,246
   KeyCorp Capital LX Pfd. 6.750% ............          57,420         1,266,685
   SLM Corp. Pfd. 6.970% .....................           4,940           190,906
   Sovereign Capital Trust V Pfd. 7.750% .....          26,870           658,046
   Wachovia Capital Trust IV Pfd. 6.375%
     (a) .....................................          48,455         1,123,671
                                                                 ---------------
      TOTAL PREFERRED STOCK
         (Cost $8,080,978) ...................                         9,836,340
                                                                 ---------------
SECURITIES LENDING COLLATERAL--8.7%
   Institutional Money Market Trust ..........      17,286,130        17,286,130
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $17,286,130) ..................                        17,286,130
                                                                 ---------------
TOTAL LONG POSITIONS--106.0%
   (Cost $196,406,943) .......................                       211,061,575
                                                                 ---------------
SECURITIES SOLD SHORT--(19.1%)
BASIC INDUSTRIES--(0.3%)
   China Green Agriculture, Inc. * ...........         (15,415)         (224,905)
   Stepan Co. ................................          (8,360)         (397,434)
   Uranium Energy Corp. * ....................         (11,655)          (42,657)
                                                                 ---------------
                                                                        (664,996)
                                                                 ---------------
CAPITAL GOODS--(2.2%)
   Applied Nanotech Holdings, Inc. * .........          (8,285)           (2,651)
   Broadwind Energy, Inc. * ..................        (176,260)         (872,487)
   CARBO Ceramics, Inc. ......................          (8,015)         (489,155)
   DynaMotive Energy Systems Corp. * .........         (72,185)          (12,488)
   Hawkins, Inc. .............................         (47,965)         (956,902)
   Maxwell Technologies, Inc. * ..............         (33,895)         (469,785)
   NewMarket Corp. ...........................         (10,000)         (890,500)
   PMFG, Inc. * ..............................         (28,690)         (401,660)
   Smith & Wesson Holding Corp. * ............         (56,505)         (241,276)
   SulphCo, Inc. * ...........................         (34,495)          (13,108)
                                                                 ---------------
                                                                      (4,350,012)
                                                                 ---------------
COMMUNICATIONS--(1.6%)
   CTC Communications Group, Inc. * # ++ .....         (98,900)              (10)
   Equinix, Inc. * ...........................          (7,610)         (718,917)
   GSI Commerce, Inc. * ......................         (52,890)       (1,320,663)
   Interliant, Inc. * ........................            (600)                0
   One Communications Corp. * ................         (36,619)               (4)
   Rackspace Hosting, Inc. * .................         (52,485)       (1,040,778)
   SPEEDUS Corp. * ...........................          (3,695)          (10,494)
                                                                 ---------------
                                                                      (3,090,866)
                                                                 ---------------
CONSUMER DURABLES--(0.3%)
   Kandi Technologies Corp. * ................         (26,150)         (111,138)
   Middleby Corp., (The) * ...................         (10,685)         (495,677)
   QSound Labs, Inc. * .......................          (4,440)           (1,554)
                                                                 ---------------
                                                                        (608,369)
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          12 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
CONSUMER NON-DURABLES--(1.4%)
   Amish Naturals, Inc. * ....................         (25,959)  $          (345)
   Cal-Maine Foods, Inc. .....................         (37,185)       (1,192,151)
   Lifeway Foods, Inc. * .....................         (42,380)         (496,694)
   Smart Balance, Inc. * .....................        (223,440)       (1,119,434)
   Valence Technology, Inc. * ................         (27,585)          (25,654)
                                                                 ---------------
                                                                      (2,834,278)
                                                                 ---------------
CONSUMER SERVICES--(4.4%)
   Arbitron, Inc. ............................         (62,920)       (1,352,780)
   Bally Technologies, Inc. * ................         (21,760)         (901,082)
   Beard Co. * ...............................          (9,710)          (41,268)
   Constant Contact, Inc. * ..................         (32,290)         (602,854)
   New Oriental Education & Technology
      Group-Sponsored ADR * ..................         (12,760)         (997,704)
   PokerTek, Inc. * ..........................          (6,110)           (3,177)
   Sharps Compliance Corp. * .................        (255,895)       (1,816,855)
   Spectrum Group International, Inc. * ......          (4,616)           (8,078)
   Sturm Ruger & Co., Inc. ...................        (204,045)       (2,399,569)
   VistaPrint NV * ...........................         (10,805)         (623,665)
                                                                 ---------------
                                                                      (8,747,032)
                                                                 ---------------
ENERGY--0.0%
   Ethanex Energy, Inc. * ....................            (648)              (81)
                                                                 ---------------
FINANCE--(0.7%)
   China Logistics, Inc. * ...................             (26)               (3)
   Genmed Holding Corp. * ....................              (5)               (3)
   Value Line, Inc. # ........................         (51,295)       (1,364,960)
                                                                 ---------------
                                                                      (1,364,966)
                                                                 ---------------
HEALTH CARE--(2.6%)
   ActiveCare, Inc. * ........................            (421)               (4)
   Bodytel Scientific, Inc. * ................          (4,840)              (29)
   Bovie Medical Corp. * .....................         (70,710)         (490,727)
   Conceptus, Inc. * .........................         (17,465)         (342,838)
   Cytori Therapeutics, Inc. * ...............         (63,120)         (438,684)
   DexCom, Inc. * ............................         (72,795)         (658,067)
   HeartWare International, Inc. * ...........         (10,240)         (394,650)
   IDEXX Laboratories, Inc. * ................          (9,925)         (524,139)
   Mindray Medical International Ltd.-ADR ....         (41,340)       (1,577,534)
   Rockwell Medical Technologies, Inc. * .....         (49,915)         (297,493)
   Savient Pharmaceuticals, Inc. * ...........         (33,555)         (452,321)
                                                                 ---------------
                                                                      (5,176,486)
                                                                 ---------------
TECHNOLOGY--(5.6%)
   Aixtron AG-Sponsored ADR ..................         (26,925)         (788,633)
   ANSYS, Inc. * .............................         (14,605)         (640,575)
   ANTS Software, Inc. * .....................         (10,334)           (9,714)
   Applied Micro Circuits Corp. * ............        (119,530)       (1,068,598)
   ASML Holding N.V. .........................         (16,620)         (512,395)
   China Fire & Security Group, Inc. * .......         (76,420)       (1,075,229)

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
TECHNOLOGY--(CONTINUED)
   ConSyGen, Inc. * ..........................            (200)  $             0
   Cree, Inc. * ..............................          (5,905)         (400,536)
   Ener1, Inc. * .............................         (90,220)         (381,631)
   First Solar, Inc. * .......................          (4,455)         (471,785)
   FLIR Systems, Inc. * ......................         (17,970)         (481,776)
   Infinera Corp. * ..........................         (70,405)         (533,670)
   Informatica Corp. * .......................         (21,560)         (550,211)
   KLA-Tencor Corp. ..........................         (11,385)         (331,645)
   Microvision, Inc. * .......................        (147,395)         (324,269)
   Nestor, Inc. * ............................         (15,200)              (23)
   Netezza Corp. * ...........................         (76,850)         (702,409)
   Palm, Inc. * ..............................        (120,255)         (733,556)
   Sonic Solutions * .........................        (108,545)         (986,674)
   Synaptics, Inc. * .........................         (21,235)         (566,975)
   Tiger Telematics, Inc. * ..................          (6,510)               (9)
   Tower Semiconductor Ltd. * ................         (38,915)          (63,431)
   Universal Display Corp. * .................         (35,485)         (373,657)
   WorldGate Communications, Inc. * ..........        (436,195)         (239,907)
   Xybernaut Corp. # ++ * ....................         (35,000)               (1)
                                                                 ---------------
                                                                     (11,237,309)
                                                                 ---------------
      TOTAL SECURITIES SOLD SHORT
         (Proceeds $41,836,838) ..............                       (38,074,395)
                                                                 ---------------
WARRANTS--0.0%
UTILITIES--0.0%
   Greenhunter Energy, Inc. Exercise
      Price $27.50, Exp. 09/15/11 ............            (423)                0
                                                                 ---------------
      TOTAL WARRANTS
         (Proceeds $0) .......................                                 0
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--13.1%..                        26,081,989
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $   199,069,169
                                                                 ===============

----------
ADR  -- American Depositary Receipt

144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

*    -- Non-income producing.

(a)  -- All or a portion of the security is on loan (see note 6).

+    -- Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

#    -- 11.9% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

++   -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 13

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

                                                        PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF       QUOTED      OBSERVABLE   UNOBSERVABLE
                                  02/28/10         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Common Stock
   Basic Industries             $  4,928,422   $  4,928,422       $--        $       --
   Capital Goods                  11,734,953     11,734,953        --                --
   Communications                  6,247,959      6,247,959        --                --
   Consumer Durables               6,087,277      6,087,277        --                --
   Consumer Non-Durables          15,598,831     15,598,831        --                --
   Consumer Services              33,059,644     33,059,644        --                --
   Energy                          1,592,769      1,592,769        --                --
   Finance                        41,176,836     38,271,898        --         2,904,938
   Health Care                    24,134,689     24,134,689        --                --
   Technology                     36,458,427     36,458,427        --                --
   Transportation                  2,919,298      2,919,298        --                --
Preferred Stocks                   9,836,340      9,725,094        --           111,246
Securities Lending Collateral     17,286,130     17,286,130        --                --
                                ------------   ------------       ---        ----------
Total Assets                    $211,061,575   $208,045,391       $--        $3,016,184
                                ============   ============       ===        ==========

                                                                LEVEL 2        LEVEL 3
                                    TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                 VALUE AS OF       QUOTED      OBSERVABLE   UNOBSERVABLE
                                  02/28/10         PRICE         INPUTS        INPUTS
                                ------------   ------------   -----------   ------------
Securities Sold Short
   Basic Industries             $   (664,996)  $   (664,996)      $--          $ --
   Capital Goods                  (4,350,012)    (4,350,012)       --            --
   Communications                 (3,090,866)    (3,090,852)       --           (14)
   Consumer Durables                (608,369)      (608,369)       --            --
   Consumer Non-Durables          (2,834,278)    (2,834,278)       --            --
   Consumer Services              (8,747,032)    (8,747,032)       --            --
   Energy                                (81)           (81)       --            --
   Finance                        (1,364,966)    (1,364,966)       --            --
   Health Care                    (5,176,486)    (5,176,482)       --            (4)
   Technology                    (11,237,309)   (11,237,308)       --            (1)
                                ------------   ------------       ---          ----
Total Liabilities               $(38,074,395)  $(38,074,376)      $--          $(19)
                                ============   ============       ===          ====

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                   COMMON     PREFERRED
                                                                   STOCKS       STOCK
                                                      TOTAL      ----------   ---------
                                                   INVESTMENTS     FINANCE     FINANCE
                                                   -----------   ----------   ---------
Balance as of August 31, 2009                      $       --    $       --    $     --
Accrued discounts/premiums                                 --            --          --
Net realized gain/(loss)                                   --            --          --
Change in unrealized appreciation (depreciation)      (46,301)      (47,547)      1,246
Net purchases/(sales)                               3,062,485     2,952,485     110,000
Transfers in and/or out of Level 3                         --            --          --
                                                   ----------    ----------    --------
Balance as of February 28, 2010                    $3,016,184    $2,904,938    $111,246
                                                   ==========    ==========    ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          14 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)

                                                        PORTFOLIO OF INVESTMENTS

                                                                           SECURITIES SOLD SHORT
                                                      TOTAL      -----------------------------------------
                                                   INVESTMENTS   COMMUNICATIONS   HEALTH CARE   TECHNOLOGY
                                                   -----------   --------------   -----------   ----------
Balance as of August 31, 2009                        $    --          $ --           $ --         $  --
Accrued discounts/premiums                                --            --             --            --
Net realized gain/(loss)                                  --            --             --            --
Change in unrealized appreciation (depreciation)       1,000            --             21           979
Net purchases/(sales)                                     --            --             --            --
Transfers in and/or out of Level 3                    (1,019)          (14)           (25)         (980)
                                                     -------          ----           ----         -----
Balance as of February 28, 2010                      $   (19)         $(14)          $ (4)        $  (1)
                                                     =======          ====           ====         =====

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 15

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS MID CAP VALUE FUND               PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--95.8%
BASIC INDUSTRIES--7.2%
   Albemarle Corp. ...........................          18,865   $       707,249
   Allegheny Technologies, Inc. (a) ..........          13,185           575,657
   Ashland, Inc. .............................          17,610           829,079
   Cliffs Natural Resources, Inc. ............           4,775           269,310
   Crown Holdings, Inc. * ....................          30,005           819,737
   PPG Industries, Inc. ......................          17,855         1,098,797
   Reliance Steel & Aluminum Co. .............          22,070           978,584
                                                                 ---------------
                                                                       5,278,413
                                                                 ---------------
CAPITAL GOODS--9.5%
   AGCO Corp. * ..............................          19,090           653,832
   Cooper Industries PLC .....................          16,430           745,265
   Ingersoll-Rand PLC (a) ....................          20,890           666,600
   Lennox International, Inc. ................          10,970           462,934
   Mettler-Toledo International, Inc. * ......           1,425           141,659
   Mohawk Industries, Inc. * (a) .............          15,135           780,663
   Stanley Works, (The) (a) ..................           7,605           435,386
   Terex Corp. * .............................          32,125           625,474
   Thomas & Betts Corp. * ....................          25,455           918,926
   W.W. Grainger, Inc. .......................           3,880           394,402
   WESCO International, Inc. * ...............          41,200         1,190,268
                                                                 ---------------
                                                                       7,015,409
                                                                 ---------------
COMMUNICATIONS--1.1%
   CenturyTel, Inc. (a) ......................          22,736           779,163
                                                                 ---------------
CONSUMER DURABLES--1.5%
   Lennar Corp., Class A .....................          36,580           600,278
   NVR, Inc. * (a) ...........................             760           538,308
                                                                 ---------------
                                                                       1,138,586
                                                                 ---------------
CONSUMER NON-DURABLES--4.9%
   Coach, Inc. ...............................          14,615           532,571
   Dr. Pepper Snapple Group, Inc. ............          11,070           351,472
   Electronic Arts, Inc. * (a) ...............          53,045           879,486
   Lorillard, Inc. ...........................           4,910           358,626
   Mattel, Inc. ..............................          13,520           297,305
   Timberland Co., (The), Class A * ..........          34,355           635,224
   VF Corp. (a) ..............................           7,465           577,642
                                                                 ---------------
                                                                       3,632,326
                                                                 ---------------
CONSUMER SERVICES--18.3%
   Abercrombie & Fitch Co., Class A ..........          14,025           510,790
   Acxiom Corp. * ............................          18,685           315,029
   Bed Bath & Beyond, Inc. * .................          13,360           555,910
   Career Education Corp. * (a) ..............          20,410           567,806
   Equifax, Inc. .............................          39,515         1,274,754
   Expedia, Inc. * (a) .......................          24,299           540,410
   GameStop Corp., Class A * (a) .............          16,940           291,368
   Gap, Inc., (The) ..........................          20,245           435,267
   Herbalife Ltd. ............................          18,055           723,103
   Hewitt Associates, Inc., Class A * ........          17,280           656,467
   Kroger Co., (The) .........................          20,170           445,757
   Manpower, Inc. (a) ........................          25,690         1,323,549
   McGraw-Hill Companies, Inc., (The) ........          24,730           845,766
   Monster Worldwide, Inc. * (a) .............          24,895           347,285
   Omnicom Group, Inc. (a) ...................          23,790           871,190
   Robert Half International, Inc. (a) .......          32,995           920,560
   Safeway, Inc. (a) .........................          35,555           886,031
   Staples, Inc. (a) .........................           9,475           244,076

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
CONSUMER SERVICES--(CONTINUED)
   Starwood Hotels & Resorts Worldwide,
      Inc. (a) ...............................           5,695   $       220,397
   Towers Watson & Co., Class A (a) ..........          20,365           899,522
   Washington Post Co., (The), Class B .......           1,310           550,606
                                                                 ---------------
                                                                      13,425,643
                                                                 ---------------
ENERGY--6.1%
   Concho Resources, Inc. * ..................          21,335           991,011
   Noble Energy, Inc. (a) ....................          12,760           926,886
   Petrohawk Energy Corp. * ..................          24,360           521,304
   Pride International, Inc. * ...............          12,380           346,392
   Smith International, Inc. .................          18,835           772,047
   Ultra Petroleum Corp. * ...................          19,740           902,710
                                                                 ---------------
                                                                       4,460,350
                                                                 ---------------
FINANCE--17.0%
   ACE Ltd. ..................................           8,495           424,665
   Affiliated Managers Group, Inc. * .........           5,235           372,366
   Alleghany Corp. * .........................           3,509           972,870
   AON Corp. .................................          17,140           701,712
   Assurant, Inc. ............................          17,430           531,964
   BB&T Corp. ................................          17,325           494,282
   Capital One Financial Corp. ...............          14,960           564,740
   Discover Financial Services ...............          65,365           892,232
   East West Bancorp, Inc. ...................          31,315           548,639
   Federated Investors, Inc., Class B (a) ....          28,400           710,284
   Hanover Insurance Group, Inc., (The) ......          17,995           758,489
   Loews Corp. ...............................           7,355           268,163
   M&T Bank Corp. ............................           4,555           352,694
   Marsh & McLennan Cos., Inc. ...............          45,500         1,056,510
   People's United Financial, Inc. ...........           9,235           145,636
   Reinsurance Group of America, Inc. ........          11,125           528,771
   SEI Investments Co. .......................          37,520           661,102
   SLM Corp. * ...............................          86,335           965,225
   Symetra Financial Corp. * .................          58,155           755,433
   Unum Group (a) ............................          36,390           757,276
                                                                 ---------------
                                                                      12,463,053
                                                                 ---------------
HEALTH CARE--8.2%
   Cardinal Health, Inc. .....................          10,755           365,347
   DaVita, Inc. * ............................          16,770         1,033,200
   Hologic, Inc. * ...........................          50,025           862,931
   Hospira, Inc. * ...........................          12,730           666,161
   Humana, Inc. * ............................          15,740           744,974
   Laboratory Corp. of America Holdings * ....           9,215           675,552
   McKesson Corp. ............................           9,320           551,278
   Omnicare, Inc. ............................          27,855           754,035
   Varian Medical Systems, Inc. * (a) ........           8,105           396,902
                                                                 ---------------
                                                                       6,050,380
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--4.0%
   Annaly Capital Management, Inc. ...........          34,746           638,631
   Equity Residential ........................          10,260           370,181
   Kimco Realty Corp. (a) ....................          49,745           690,958
   Regency Centers Corp. (a) .................           9,585           332,312
   Taubman Centers, Inc. .....................          13,370           517,820
   Ventas, Inc. (a) ..........................           9,305           411,188
                                                                 ---------------
                                                                       2,961,090
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          16 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS MID CAP VALUE FUND (concluded)   PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
TECHNOLOGY--12.7%
   Amdocs Ltd. * .............................          27,215   $       791,412
   Arrow Electronics, Inc. * .................          34,910           984,811
   Avnet, Inc. * .............................          25,050           691,630
   Broadridge Financial Solutions, Inc. ......          33,510           705,050
   CACI International, Inc., Class A * .......           6,855           339,734
   Cymer, Inc. * .............................          16,905           529,465
   Flextronics International Ltd. * ..........          57,905           403,019
   Harris Corp. ..............................          24,525         1,109,020
   Ingram Micro, Inc., Class A * .............          41,250           730,125
   McAfee, Inc. * ............................           6,372           252,905
   Micron Technology, Inc. * (a) .............          53,850           487,881
   SRA International, Inc., Class A * ........          15,325           292,095
   STMicroelectronics N.V. (a) ...............          61,865           536,370
   Sybase, Inc. * (a) ........................          11,060           490,953
   Symantec Corp. * ..........................          35,215           582,808
   Western Union Co. (The) (a) ...............          26,330           415,487
                                                                 ---------------
                                                                       9,342,765
                                                                 ---------------
TRANSPORTATION--0.4%
   Norfolk Southern Corp. ....................           5,185           266,665
                                                                 ---------------
UTILITIES--4.9%
   Allegheny Energy, Inc. (a) ................          28,240           639,636
   Alliant Energy Corp. ......................          16,695           528,063
   American Electric Power Co., Inc. (a) .....           7,870           264,589

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
UTILITIES--(CONTINUED)
   Edison International ......................          19,590   $       639,222
   NV Energy, Inc. ...........................          45,060           500,617
   PG&E Corp. (a) ............................          10,875           455,880
   Westar Energy, Inc. .......................          26,995           577,693
                                                                 ---------------
                                                                       3,605,700
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $65,748,043) ..................                        70,419,543
                                                                 ---------------
SECURITIES LENDING COLLATERAL--25.7%
   Institutional Money Market Trust ..........      18,885,658        18,885,658
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $18,885,658) ..................                        18,885,658
                                                                 ---------------
   TOTAL INVESTMENTS--121.5%
      (Cost $84,633,701) .....................                        89,305,201
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(21.5)% ............................                      (15,812,750)
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $    73,492,451
                                                                 ===============

----------
*    -- Non-income producing.

(a)  -- All or a portion of the security is on loan (see note 6).

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                02/28/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in securities *   $89,305,201   $89,305,201       $--            $--
                              -----------   -----------       ---            ---
   Total Assets               $89,305,201   $89,305,201       $--            $--
                              ===========   ===========       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 17

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND               PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--96.4%
BASIC INDUSTRIES--1.5%
   Cytec Industries, Inc. ....................          23,310   $       994,638
   Pactiv Corp. * ............................          13,565           335,869
                                                                 ---------------
                                                                       1,330,507
                                                                 ---------------
CAPITAL GOODS--3.0%
   Actuant Corp., Class A ....................          20,325           368,086
   Dover Corp. (a) ...........................          24,620         1,114,301
   Illinois Tool Works, Inc. .................           8,580           390,562
   Parker-Hannifin Corp. .....................          11,722           706,954
   Wolseley PLC - ADR ........................          37,025            87,009
                                                                 ---------------
                                                                       2,666,912
                                                                 ---------------
COMMUNICATIONS--1.9%
   Vodafone Group PLC - Sponsored ADR ........          75,348         1,640,326
                                                                 ---------------
CONSUMER DURABLES--0.7%
   Magna International, Inc., Class A ........          11,310           644,557
                                                                 ---------------
CONSUMER NON-DURABLES--5.0%
   Del Monte Foods Co. .......................          12,535           146,910
   Electronic Arts, Inc. * (a) ...............          39,115           648,527
   Jones Apparel Group, Inc. .................          15,085           254,333
   Mattel, Inc. ..............................          55,550         1,221,544
   Matthews International Corp., Class A .....           6,860           229,947
   Nestle S.A.- Sponsored ADR ................          17,600           875,424
   Oxford Industries, Inc. ...................          17,610           342,691
   Timberland Co., (The), Class A * ..........          15,715           290,570
   Tupperware Brands Corp. ...................           9,545           446,038
                                                                 ---------------
                                                                       4,455,984
                                                                 ---------------
CONSUMER SERVICES--18.7%
   Best Buy Co., Inc. ........................          12,175           444,387
   Career Education Corp. * # (a) ............          27,675           769,918
   CEC Entertainment, Inc. * .................          14,970           524,698
   eBay, Inc. * ..............................          49,815         1,146,741
   Equifax, Inc. .............................          23,425           755,690
   Expedia, Inc. * # (a) .....................          48,663         1,082,265
   Family Dollar Stores, Inc. ................          38,390         1,266,486
   GameStop Corp., Class A * (a) .............          56,115           965,178
   Gap, Inc., (The) ..........................          21,310           458,165
   Harte-Hanks, Inc. .........................          36,155           429,883
   Herbalife Ltd. ............................          17,820           713,691
   Hewitt Associates, Inc., Class A * ........          12,170           462,338
   HSN, Inc. * ...............................          26,065           564,568
   Interval Leisure Group, Inc. * ............          35,060           503,462
   Lender Processing Services, Inc. ..........          20,965           800,444
   Manpower, Inc. (a) ........................          10,325           531,944
   Monster Worldwide, Inc. * (a) .............          24,440           340,938
   Omnicom Group, Inc. (a) ...................          23,835           872,838
   Pantry, Inc. (The) * ......................          15,915           208,486
   Philip Morris International, Inc. .........          17,715           867,681
   Regis Corp. ...............................          47,140           779,224
   Rent-A-Center, Inc. * .....................          36,290           807,090
   Towers Watson & Co., Class A (a) ..........          13,480           595,412
   Viacom, Inc., Class B * ...................          14,830           439,709
   Wright Express Corp. * ....................          11,765           333,185
                                                                 ---------------
                                                                      16,664,421
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
ENERGY--8.1%
   Apache Corp. # ............................          11,670   $     1,209,479
   Chevron Corp. .............................          25,825         1,867,147
   EOG Resources, Inc. # .....................          10,485           986,114
   Marathon Oil Corp. # ......................          16,085           465,661
   Noble Energy, Inc. ........................          31,670         2,300,509
   XTO Energy, Inc. ..........................           9,365           427,981
                                                                 ---------------
                                                                       7,256,891
                                                                 ---------------
FINANCE--29.7%
   ACE Ltd. ..................................          14,135           706,609
   Alleghany Corp. * .........................           4,566         1,265,923
   Allied World Assurance Co.
      Holdings Ltd. ..........................          11,965           551,586
   American Express Co. ......................          25,050           956,659
   AON Corp. .................................           9,395           384,631
   Arch Capital Group Ltd. * .................           3,335           246,723
   Bank of America Corp. .....................         136,840         2,279,754
   BB&T Corp. ................................          30,920           882,148
   Bond Street Holdings LLC, Class A
      144A * ++ ..............................         29,895           607,167
   Capital One Financial Corp. ...............          19,300           728,575
   Citigroup, Inc. * .........................         126,955           431,647
   Cypress Sharpridge Investments, Inc. ......          19,315           255,537
   Federated Investors, Inc., Class B (a) ....          16,390           409,914
   First American Corp. ......................          13,030           419,957
   First Southern Bancorp, Inc.,
      Class B 144A * ++ ......................          17,550           374,517
   Flagstone Reinsurance Holdings Ltd. .......          62,940           720,034
   Hanover Insurance Group, Inc., (The) ......          18,220           767,973
   J.G.Wentworth, Inc. * ++ +/- ~ ............              --                 0
   JPMorgan Chase & Co. ......................          71,865         3,016,174
   Loews Corp. ...............................          61,489         2,241,889
   Maiden Holdings Ltd. ......................          14,125            99,157
   Morgan Stanley ............................          27,670           779,741
   NBH Holdings Co., Inc. Class A
      144A * ++ ..............................          40,025           768,880
   Peoples Choice Financial Corp.
      144A * ++ ~ ............................           1,465                 0
   SLM Corp. * ...............................          93,445         1,044,715
   Solar Cayman Ltd. 144A * ++ ...............          19,375           115,087
   State Street Corp. (a) ....................          19,505           875,970
   Symetra Financial Corp. * .................          10,695           138,928
   Travelers Companies., Inc., (The) .........          26,925         1,415,986
   Unum Group (a) ............................          56,536         1,176,514
   Validus Holdings, Ltd. ....................          29,912           837,237
   Wells Fargo & Co. .........................          35,075           958,951
   White Mountains Insurance
      Group Ltd. .............................           3,110         1,078,050
                                                                 ---------------
                                                                      26,536,633
                                                                 ---------------
HEALTH CARE--13.2%
   Aetna, Inc. ...............................          14,150           424,358
   Amgen, Inc. * .............................          31,190         1,765,666
   Becton, Dickinson & Co. (a) ...............          10,880           847,226
   Cardinal Health, Inc. .....................          23,865           810,694
   DaVita, Inc. * ............................           8,405           517,832
   Hologic, Inc. * ...........................          17,120           295,320
   Johnson & Johnson .........................          27,195         1,713,285
   Lincare Holdings, Inc. * (a) ..............          14,425           579,308
   McKesson Corp. ............................          14,685           868,618

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          18 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)   PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
HEALTH CARE--(CONTINUED)
   Patterson Companies, Inc. * ...............          15,675   $       465,234
   Pfizer, Inc. ..............................         137,316         2,409,896
   UnitedHealth Group, Inc. ..................          15,195           514,503
   WellPoint, Inc. * .........................           9,250           572,298
                                                                 ---------------
                                                                      11,784,238
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS--1.0%
   Ashford Hospitality Trust, Inc. * (a) .....          65,925           361,269
   Colony Financial, Inc. (a) ................          11,835           235,990
   Terreno Realty Corp. * ....................          15,445           290,520
   TMST, Inc. * ++ ...........................         191,097                 0
                                                                 ---------------
                                                                         887,779
                                                                 ---------------
TECHNOLOGY--13.2%
   Accenture PLC .............................          25,595         1,023,032
   Avnet, Inc. * .............................          15,955           440,518
   BancTec, Inc., 144A * ++ ..................          15,732           138,599
   Fidelity National Information
      Services, Inc. .........................          11,305           254,815
   Heartland Payment Systems, Inc. ...........          23,585           360,615
   Hewlett-Packard Co. .......................          33,135         1,682,927
   International Business Machines Corp. .....          17,220         2,189,695
   Micron Technology, Inc. * (a) .............          62,150           563,079
   Microsoft Corp. ...........................          69,880         2,002,761
   Sykes Enterprises, Inc. * .................           7,935           188,932
   Symantec Corp. * ..........................          45,120           746,736
   Tech Data Corp. * .........................          16,790           719,284
   Texas Instruments, Inc. ...................          18,105           441,400
   Tyco Electronics Ltd. .....................          25,585           655,744
   Western Union Co. (The) (a) ...............          25,340           399,865
                                                                 ---------------
                                                                      11,808,002
                                                                 ---------------
UTILITIES--0.4%
   Allegheny Energy, Inc. (a) ................          15,965           361,607
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $78,256,302) ..................                        86,037,857
                                                                 ---------------
PREFERRED STOCK--0.0%
FINANCE--0.0%
   First Southern Bancorp, Inc. 144A * ++ ....              30            30,340
                                                                 ---------------
      TOTAL PREFERRED STOCK
         (Cost $30,000) ......................                            30,340
                                                                 ---------------

                                                      Par
                                                     Value
                                                 -------------
CORPORATE BONDS--0.1%
   MBIA Insurance Corp.144A ## +
      14.00% 01/15/33 ........................   $         151            70,970
   Thornburg Mortgage, Inc. (PIK) @ ++ ~
      18.00% 03/31/15 ........................              74                 0
   Thornburg Mortgage, Inc. 144A @ ++ ~
      18.00% 03/31/15 ........................             824                 0
                                                                 ---------------
      TOTAL CORPORATE BONDS
         (Cost $981,292) .....................                            70,970
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
SECURITIES LENDING COLLATERAL--12.9%
   Institutional Money Market Trust ..........      11,504,751   $    11,504,751
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $11,504,751) ..................                        11,504,751
                                                                 ---------------
TOTAL INVESTMENTS--109.4%
   (Cost $90,772,345) ........................                        97,643,918
                                                                 ---------------

                                                   Number of
                                                   Contracts
                                                 -------------
PTIONS WRITTEN--(0.2%)
   Apache Corp. Call Options
      Expires 04/17/10
      Strike Price $110 ......................            (105)          (15,750)
   Career Education Corp. Call Options
      Expires 04/17/10
      Strike Price $22 .......................            (181)         (107,695)
   EOG Resources, Inc. Call Options
      Expires 04/17/10
      Strike Price $95 .......................             (45)          (18,000)
   Expedia, Inc. Call Options
      Expires 04/17/10
      Strike Price $25 .......................             (86)           (2,150)
   Expedia, Inc. Call Options
      Expires 04/17/10
      Strike Price $30 .......................             (86)                0
   Marathon Oil Corp. Call Options
      Expires 04/17/10
      Strike Price $38 .......................            (147)                0
                                                                 ---------------
      TOTAL OPTIONS WRITTEN
         (Premiums received $(171,767)) ......                          (143,595)
                                                                 ---------------
TOTAL INVESTMENTS, NET OF OPTIONS
   WRITTEN--109.2%
   (Cost $90,600,578) ........................                        97,500,323
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(9.2)% ............................                        (8,231,626)
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $    89,268,697
                                                                 ===============

----------
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

ADR  -- American Depositary Receipt

PIK  -- Payment In Kind

*    -- Non-income producing.

@    -- Security in default.

++   -- Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.

+/- -- Total shares owned by the Fund as of February 28, 2010 were less than one share.

+    -- Adjustable rate security.

#    -- Security segregated as collateral for options written.

##   -- Callable security.

(a)  -- All or a portion of the security is on loan (see note 6).

~    -- 0.0% of the Fund's net assets were reported illiquid by the portfolio manager under the Funds' policy.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 19

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)   PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                                 LEVEL 2       LEVEL 3
                                      TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                     02/28/10       PRICE         INPUTS        INPUTS
                                   -----------   -----------   -----------   ------------
Common Stock
   Basic Industries                $ 1,330,507   $ 1,330,507     $    --      $       --
   Capital Goods                     2,666,912     2,666,912          --              --
   Communications                    1,640,326     1,640,326          --              --
   Consumer Durables                   644,557       644,557          --              --
   Consumer Non-Durables             4,455,984     4,455,984          --              --
   Consumer Services                16,664,421    16,664,421          --              --
   Energy                            7,256,891     7,256,891          --              --
   Finance                          26,536,633    24,670,982          --       1,865,651
   Health Care                      11,784,238    11,784,238          --              --
   Real Estate Investment Trusts       887,779       887,779          --              --
   Technology                       11,808,002    11,669,403          --         138,599
   Utilities                           361,607       361,607          --              --
Preferred Stock - Finance               30,340            --          --          30,340
Securities Lending Collateral       11,504,751    11,504,751          --              --
Corporate Bonds                         70,970            --      70,970              --
                                   -----------   -----------     -------      ----------
Total Assets                       $97,643,918   $95,538,358     $70,970      $2,034,590
                                   ===========   ===========     =======      ==========

                                                                 LEVEL 2       LEVEL 3
                                      TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                     02/28/10       PRICE         INPUTS        INPUTS
                                   -----------   -----------   -----------   ------------
Options Written                     $(143,595)       $--        $(143,595)        $--
                                    ---------        ---        ---------         ---
Total Liabilities                   $(143,595)       $--        $(143,595)        $--
                                    =========        ===        =========         ===

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                                           PREFERRED
                                                                       COMMON STOCK          STOCK
                                                      TOTAL      -----------------------   ---------
                                                   INVESTMENTS     FINANCE    TECHNOLOGY    FINANCE
                                                   -----------   ----------   ----------   ---------
Balance as of August 31, 2009                      $  239,717    $  147,056    $ 92,661    $    --
Accrued discounts/premiums                                 --            --          --         --
Net realized gain/(loss)                                   --            --          --         --
Change in unrealized appreciation (depreciation)      (49,770)      (50,110)         --        340
Net purchases/(sales)                               1,844,643     1,768,705      45,938     30,000
Transfers in and/or out of Level 3                         --            --          --         --
                                                   ----------    ----------    --------    -------
Balance as of February 28, 2010                    $2,034,590    $1,865,651    $138,599    $30,340
                                                   ==========    ==========    ========    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          20 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO WPG SMALL CAP VALUE FUND                         PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--98.8%
BASIC INDUSTRIES--2.3%
   Buckeye Technologies, Inc. * ..............           3,000   $        33,150
   Globe Specialty Metals, Inc. * ............          26,700           273,942
   Graham Packaging Co., Inc. * ..............           8,000            83,680
   Landec Corp. * ............................           3,800            23,028
   Schweitzer-Mauduit International, Inc. ....           7,700           353,430
                                                                 ---------------
                                                                         767,230
                                                                 ---------------
CAPITAL GOODS--8.1%
   BE Aerospace, Inc. * ......................          10,700           277,130
   Beacon Roofing Supply, Inc. * .............          18,100           314,940
   Columbus McKinnon Corp. * .................          15,000           215,850
   Generac Holdings, Inc. * (a) ..............          30,900           414,987
   Granite Construction, Inc. (a) ............          10,600           292,878
   Hexcel Corp. * ............................          23,400           257,868
   Lakeland Industries, Inc. * ...............          34,100           289,850
   RTI International Metals, Inc. * ..........           9,600           230,688
   Teleflex, Inc. ............................           2,900           176,726
   Titan Machinery, Inc. * ...................           9,100           108,381
   Tutor Perini Corp. * ......................           9,800           193,746
                                                                 ---------------
                                                                       2,773,044
                                                                 ---------------
COMMUNICATIONS--1.5%
   Digital River, Inc. * .....................          20,000           525,800
                                                                 ---------------
CONSUMER DURABLES--0.5%
   Lifetime Brands, Inc. * (a) ...............          20,000           161,400
                                                                 ---------------
CONSUMER NON-DURABLES--8.1%
   Alliance One International, Inc. * ........          97,300           499,149
   Brown Shoe Co., Inc. ......................          16,100           222,663
   Chiquita Brands International,
      Inc. * (a) .............................          28,600           416,416
   Del Monte Foods Co. .......................          66,400           778,208
   Fresh Del Monte Produce, Inc. * ...........          11,800           229,038
   Iconix Brand Group, Inc. * ................          23,800           310,114
   Pool Corp. (a) ............................          15,800           315,684
                                                                 ---------------
                                                                       2,771,272
                                                                 ---------------
CONSUMER SERVICES--17.0%
   America's Car-Mart, Inc. * (a) ............          10,600           280,264
   Casual Male Retail Group, Inc. * ..........          87,900           270,732
   Cornell Cos., Inc. * ......................          46,700           870,488
   Foot Locker, Inc. .........................           7,500            97,275
   FTI Consulting, Inc. * ....................           6,100           224,114
   Geo Group, Inc., (The) * ..................          18,200           359,814
   Hackett Group, Inc. (The) * ...............          35,400            97,350
   Hillenbrand, Inc. .........................          13,200           264,660
   Jack in the Box, Inc. * ...................           8,100           171,072
   LECG Corp. * ..............................          85,100           242,535
   Lincoln Educational Services
      Corp. * (a) ............................           5,300           118,190
   Lions Gate Entertainment Corp. * ..........          57,600           313,920
   MDC Partners, Inc., Class A ...............         139,400         1,301,996
   New Frontier Media, Inc. * ................          76,800           137,472
   Pantry, Inc. (The) * ......................          27,600           361,560
   Princeton Review, Inc. (The) * (a) ........          93,200           354,160
   Regis Corp. ...............................          20,300           335,559
                                                                 ---------------
                                                                       5,801,161
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
ENERGY--3.1%
   Approach Resources, Inc. * ................          53,342   $       443,272
   Boots & Coots, Inc. * .....................          93,900           169,959
   GeoMet, Inc. * ............................          80,900            81,709
   Holly Corp. ...............................          14,400           369,792
                                                                 ---------------
                                                                       1,064,732
                                                                 ---------------
FINANCE--27.4%
   A.B.Whatley Group, Inc. * .................          93,855             1,314
   Allied World Assurance Co. ................
   Holdings Ltd. .............................           5,100           235,110
   Aspen Insurance Holdings Ltd. .............          12,800           361,728
   Bancorp Rhode Island, Inc. ................           6,000           170,700
   Boston Private Financial Holdings, Inc. ...          14,500            99,325
   Cathay General Bancorp (a) ................          26,500           257,845
   Centerstate Banks, Inc. ...................          17,000           182,580
   Delphi Financial Group, Inc., Class A .....          19,000           405,270
   Encore Bancshares, Inc. * .................          25,483           206,412
   ESSA Bancorp, Inc. (a) ....................          13,500           157,950
   FBR Capital Markets Corp. * ...............         104,500           565,345
   First Financial Bancorp ...................          29,700           551,232
   Great American Group, Inc. * ..............          89,550           301,784
   Home Bancshares, Inc. .....................          17,700           429,756
   Home Federal Bancorp, Inc. ................          13,800           183,954
   Max Capital Group Ltd. ....................          15,600           376,584
   MB Financial, Inc. ........................          14,600           297,110
   Meadowbrook Insurance Group, Inc. .........         111,800           791,544
   National Penn Bancshares, Inc. ............          27,200           187,408
   Nelnet, Inc., Class A .....................          18,000           282,960
   Northwest Bancshares, Inc. ................          12,100           142,901
   Old National Bancorp ......................          23,400           265,824
   PMA Capital Corp., Class A * ..............          27,200           154,496
   Renasant Corp. (a) ........................          17,400           265,524
   SCBT Financial Corp. ......................          11,500           418,140
   SeaBright Insurance Holdings, Inc. * ......          19,300           202,843
   Simmons First National Corp., Class A .....           6,300           167,328
   Texas Capital Bancshares, Inc. * (a) ......          18,700           315,095
   Thomas Weisel Partners Group, Inc. * ......          36,900           148,707
   Union First Market Bankshares Corp. .......           8,900           111,339
   United Financial Bancorp, Inc. ............          11,200           146,608
   Validus Holdings, Ltd. ....................          14,800           414,252
   ViewPoint Financial Group .................          15,600           227,916
   WSFS Financial Corp. ......................          11,300           346,797
                                                                 ---------------
                                                                       9,373,681
                                                                 ---------------
HEALTH CARE--6.8%
   Assisted Living Concepts, Inc.,
      Class A * ..............................          14,300           395,681
   Exactech, Inc. * ..........................          19,100           370,349
   Healthcare Services Group, Inc. ...........           2,600            57,096
   HealthTronics, Inc. * .....................         114,100           344,582
   ICU Medical, Inc. * .......................          17,100           587,727
   NovaMed, Inc. * (a) .......................          39,000           147,810
   Providence Service Corp. * ................           5,700            69,027
   Psychiatric Solutions, Inc. * (a) .........          16,300           349,635
                                                                 ---------------
                                                                       2,321,907
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 21

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

ROBECO WPG SMALL CAP VALUE FUND (concluded)             PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
REAL ESTATE INVESTMENT TRUSTS--6.1%
   American Campus Communities, Inc. .........           7,300   $       201,772
   Chimera Investment Corp. ..................          59,200           236,800
   Dupont Fabros Technology, Inc. ............          14,600           286,160
   Hatteras Financial Corp. (a) ..............           9,300           241,521
   Highwoods Properties, Inc. (a) ............          12,100           351,505
   Kenndy-Wilson Holdings, Inc. * (a) ........          16,400           157,768
   Starwood Property Trust, Inc. .............          20,300           379,813
   Washington Real Estate Investment
      Trust (a) ..............................           7,500           208,950
                                                                 ---------------
                                                                       2,064,289
                                                                 ---------------
TECHNOLOGY--9.3%
   CDC Software Corp. - ADR * ................          67,500           670,950
   CIBER, Inc. * .............................          82,900           309,217
   Digi International, Inc. * ................          55,855           566,929
   Double-Take Software, Inc. * ..............          31,200           276,744
   ManTech International Corp., Class A * ....           5,200           256,776
   OmniVision Technologies, Inc. * ...........          14,900           216,497
   Plantronics, Inc. .........................           3,700           105,191
   RADWARE Ltd. * ............................          10,900           185,300
   Safeguard Scientifics, Inc. * .............          10,400           122,096
   Techwell, Inc. * ..........................          19,200           240,960
   Zoran Corp. * .............................          19,200           217,728
                                                                 ---------------
                                                                       3,168,388
                                                                 ---------------
TRANSPORTATION--3.8%
   Airtran Holdings, Inc. * ..................         136,500           657,930
   Celadon Group, Inc. * .....................          22,400           273,728
   Rand Logistics, Inc. * ....................          13,400            58,156
   US Airways Group, Inc. * (a) ..............          21,000           153,930
   Werner Enterprises, Inc. (a) ..............           7,300           162,863
                                                                 ---------------
                                                                       1,306,607
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
UTILITIES--4.8%
   El Paso Electric Co. * ....................          11,000   $       221,320
   Great Plains Energy, Inc. .................          10,200           181,662
   Portland General Electric Co. .............          20,600           370,594
   StealthGas, Inc. ..........................          43,700           203,642
   UGI Corp. .................................          17,000           425,850
   Vectren Corp. .............................          10,200           237,150
                                                                 ---------------
                                                                       1,640,218
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $28,898,932) ..................                        33,739,729
                                                                 ---------------
SECURITIES LENDING COLLATERAL--11.7%
   Institutional Money Market Trust ..........       4,013,270         4,013,270
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $4,013,270) ...................                         4,013,270
                                                                 ---------------
TOTAL INVESTMENTS--110.5%
   (Cost $32,912,202) ........................                        37,752,999
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(10.5)% ...........................                        (3,596,294)
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $    34,156,705
                                                                 ===============

----------
ADR  -- American Depositary Receipt

*    -- Non-income Producing

(a)  -- All or a portion of the security is on loan (see note 6).

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                02/28/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in securities *   $37,752,999   $37,752,999       $--            $--
                              -----------   -----------       ---            ---
   Total Assets               $37,752,999   $37,752,999       $--            $--
                              ===========   ===========       ===            ===

* see Portfolio of Investments detail for industry and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          22 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

SAM SUSTAINABLE CLIMATE FUND                            PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--98.9%
AUSTRIA--7.0%
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts AG
      (Utilities) ............................          1,821   $        74,139
   Wienerberger AG (Industrials) * ...........           3,550            60,714
   Zumtobel AG (Industrials) * ...............           5,750           121,984
                                                                 ---------------
                                                                         256,837
                                                                 ---------------
BRAZIL--2.9%
   Cia Energetica de Minas Gerais -
      ADR (Utilities) ........................           6,465           105,832
                                                                 ---------------
CANADA--5.3%
   Canadian Solar, Inc. (Industrials) * ......           3,300            63,096
   Intermap Technologies Corp.
      (Industrials) * ........................          10,100            15,358
   Ram Power Corp. (Utilities) * .............          38,300           113,932
                                                                 ---------------
                                                                         192,386
                                                                 ---------------
CHINA--7.3%
   JA Solar Holdings Co. Ltd. - ADR
      (Industrials) * (a) ....................          16,700            82,832
   RINO International Corp. ..................
      (Industrials) * (a) ....................           1,300            26,273
   Trina Solar Ltd. - ADR (Industrials) * ....           2,200            48,400
   Yingli Green Energy Holding Co. Ltd. - ADR
      (Industrials) * ........................           9,500           110,010
                                                                 ---------------
                                                                         267,515
                                                                 ---------------
DENMARK--2.4%
   Novozymes A/S, Class B (Materials) ........             850            87,246
                                                                 ---------------
FINLAND--0.8%
   Vaisala Oyj, Class A (Information
      Technology) ............................             992            28,542
                                                                 ---------------
FRANCE--5.7%
   Compagnie de Saint-Gobain (Industrials) ...           1,700            79,907
   Saft Groupe SA (Industrials) ..............           1,160            42,426
   Veolia Environnement (Utilities) ..........           2,720            88,185
                                                                 ---------------
                                                                         210,518
                                                                 ---------------
GERMANY--2.5%
   Steico AG (Materials) * ...................           3,500            40,462
   Vossloh AG (Industrials) ..................             510            50,069
                                                                 ---------------
                                                                          90,531
                                                                 ---------------
GREECE--1.6%
   Terna Energy SA (Utilities) ...............           8,600            57,614
                                                                 ---------------
HONG KONG--2.4%
   Sino-Forest Corp. (Basic Materials) * .....           4,600            89,491
                                                                 ---------------
IRELAND--2.5%
   CRH PLC (Materials) .......................           3,480            79,281
   Kingspan Group PLC (Industrials) * ........           2,000            13,617
                                                                 ---------------
                                                                          92,898
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
ITALY--6.2%
   Ansaldo STS SpA (Industrials) .............           1,520   $        29,286
   Landi Renzo SpA (Consumer
      Discretionary) .........................          21,500           100,123
   Terna Rete Elettrica Nazionale SpA
      (Utilities) ............................          23,580            96,885
                                                                 ---------------
                                                                         226,294
                                                                 ---------------
JAPAN--5.0%
   East Japan Railway Co. (Industrials) ......           1,000            68,884
   Yamatake Corp. (Information Technology) ...           4,900           114,937
                                                                 ---------------
                                                                         183,821
                                                                 ---------------
NETHERLANDS--0.7%
   Grontmij N.V. (Industrials) ...............           1,100            24,534
                                                                 ---------------
SPAIN--8.2%
   EDP Renovaveis SA (Utilities) * ...........          12,030            96,957
   Gamesa Corp.Tecnologica SA
      (Industrials) ..........................           7,400            92,097
   Iberdrola Renovables SA (Utilities) .......          26,390           110,605
                                                                 ---------------
                                                                         299,659
                                                                 ---------------
SWEDEN--1.1%
   Munters AB (Industrials) * ................           5,069            41,413
                                                                 ---------------
SWITZERLAND--4.3%
   ABB Ltd. (Industrials) ....................           4,390            88,801
   Syngenta AG (Materials) ...................             260            67,284
                                                                 ---------------
                                                                         156,085
                                                                 ---------------
UNITED KINGDOM--1.4%
   SIG PLC (Industrials) * ...................          30,000            52,423
                                                                 ---------------
UNITED STATES--31.6%
   Acuity Brands, Inc. (Industrials) .........           2,120            82,638
   Aecom Technology Corp. (Industrials) * ....           3,310            89,701
   Apogee Enterprises, Inc. (Industrials) ....           3,370            48,157
   Covanta Holding Corp. (Industrials) * .....           6,770           114,075
   Ecolab, Inc. (Materials) ..................           1,010            42,561
   Ener1, Inc. (Industrials) * (a) ...........           7,420            31,387
   Fuel Systems Solutions, Inc.
      (Consumer Discretionary) * (a) .........           2,830            78,929
   Insituform Technologies, Inc., Class A
      (Industrials) * ........................           3,051            74,933
   ITC Holdings Corp. (Utilities) ............           1,914           102,169
   LSB Industries, Inc. (Materials) * (a) ....           6,465            91,868
   Orion Marine Group, Inc.
      (Industrials) * (a) ....................           1,500            26,340
   PG&E Corp. (Utilities)(a) .................           1,960            82,163
   Quanta Services, Inc. (Industrials) * .....           4,550            86,450
   Regal-Beloit Corp. (Industrials) ..........           1,370            77,295
   Tetra Tech, Inc. (Industrials) * ..........           4,840           101,253
   UQM Technologies, Inc.
      (Industrials) * (a) ....................           6,600            28,842
                                                                 ---------------
                                                                       1,158,761
                                                                 ---------------
TOTAL COMMON STOCK
   (Cost $3,422,908) .........................                         3,622,400
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 23

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

SAM SUSTAINABLE CLIMATE FUND (concluded)                PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
SECURITIES LENDING COLLATERAL--12.3%
UNITED STATES--12.3%
   Institutional Money Market Trust ..........         452,055   $       452,055
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $452,055) .....................                           452,055
                                                                 ---------------
TOTAL INVESTMENTS--111.2%
   (Cost $3,874,963) .........................                         4,074,455
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(11.2)% ...........................                          (411,824)
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $     3,662,631
                                                                 ===============

----------
ADR  -- American Depositary Receipt

*    -- Non-income producing.

(a)  -- All or a portion of the security is on loan (see note 6).

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                           LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1    SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF     QUOTED      OBSERVABLE   UNOBSERVABLE
                                02/28/10       PRICE        INPUTS        INPUTS
                              -----------   ----------   -----------   -------------
Investments in securities *    $4,074,455   $4,074,455       $--            $--
                               ----------   ----------       ---            ---
   Total Assets                $4,074,455   $4,074,455       $--            $--
                               ==========   ==========       ===            ===

*    see Portfolio of Investments detail for country and security type breakout.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                 COMMON STOCKS
                                                      TOTAL      -------------
                                                   INVESTMENTS     UTILITIES
                                                   -----------   -------------
Balance as of August 31, 2009                       $ 106,005      $ 106,005
Accrued discounts/premiums                                 --             --
Net realized gain/(loss)                                   --             --
Change in unrealized appreciation (depreciation)           --             --
Net purchases/(sales)                                      --             --
Transfers in and/or out of Level 3                   (106,005)      (106,005)
                                                    ---------      ---------
Balance as of February 28, 2010                     $      --      $      --
                                                    =========      =========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          24 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

SAM SUSTAINABLE WATER FUND                              PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--93.5%
AUSTRALIA--0.4%
   G.U.D. Holdings Ltd. (Industrials) ........           2,700   $        23,520
                                                                 ---------------
AUSTRIA--0.5%
   BWT AG (Industrials) ......................           1,100            28,144
                                                                 ---------------
BRAZIL--0.6%
   Cia de Saneamento Basico do Estado de Sao
      Paulo - ADR (Utilities) ................             900            30,681
   Cia de Saneamento de Minas
   Gerais-Copasa MG (Utilities) ..............             300             4,192
                                                                 ---------------
                                                                          34,873
                                                                 ---------------
CANADA--3.1%
   BioteQ Environmental Tech, Inc. ...........
      (Industrials) * ........................          15,785            17,552
   Hanfeng Evergreen, Inc. (Materials) * .....           9,000            62,612
   Intermap Technologies Corp.
      (Industrials) * ........................          11,000            16,727
   Newalta, Inc. (Industrials) ...............           2,100            18,162
   Stantec, Inc. (Industrials) * .............           2,600            67,113
                                                                 ---------------
                                                                         182,166
                                                                 ---------------
CHINA--2.4%
   China Valves Technology, Inc. .............
      (Industrials) * ........................             700             8,526
   Epure International Ltd. (Industrials) ....         124,000            71,011
   RINO International Corp. ..................
      (Industrials) * (a) ....................           2,800            56,588
   Xinjiang Tianye Water Saving Irrigation
      System Co. Ltd. (Industrials) * ........          44,000             5,895
                                                                 ---------------
                                                                         142,020
                                                                 ---------------
DENMARK--1.3%
   Danisco A/S (Consumer Staples) ............           1,100            73,761
                                                                 ---------------
FRANCE--6.6%
   Suez Environnement SA (Utilities) .........          10,000           220,248
   Veolia Environnement (Utilities) ..........           5,200           168,589
                                                                 ---------------
                                                                         388,837
                                                                 ---------------
GERMANY--2.4%
   KSB AG (Industrials) ......................             140            88,262
   Siemens AG (Industrials) ..................             650            55,751
                                                                 ---------------
                                                                         144,013
                                                                 ---------------
HONG KONG--13.0%
   Beijing Enterprises Water Group Ltd. ......
      (Industrials) * ........................         190,000            64,376
   Chaoda Modern Agriculture
      (Consumer Staples) .....................         319,040           345,257
   China Green Holdings Ltd. Bermuda
      (Consumer Staples) .....................          79,000            90,988
   China Water Affairs Group Ltd. (Utilities)           93,000            37,022
   Guangdong Investment Ltd. (Utilities) .....         447,000           226,893
                                                                 ---------------
                                                                         764,536
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
ITALY--2.1%
   ACEA SpA (Utilities) ......................           5,500   $        55,906
   Hera SpA (Utilities) ......................          29,500            66,801
                                                                 ---------------
                                                                         122,707
                                                                 ---------------
JAPAN--1.5%
   Kitz Corp. (Industrials) ..................           6,000            31,133
   Kurita Water Industries Ltd. ..............
      (Industrials) ..........................           2,000            55,107
                                                                 ---------------
                                                                          86,240
                                                                 ---------------
NETHERLANDS--4.0%
   Aalberts Industries N.V. (Industrials) ....           3,250            45,183
   Grontmij N.V. (Industrials) ...............             800            17,843
   Ten Cate N.V. (Industrials) ...............           1,000            26,212
   Wavin N.V. (Industrials) ..................          74,250           143,566
                                                                 ---------------
                                                                         232,804
                                                                 ---------------
PHILIPPINES--0.7%
   Manila Water Co., Inc. (Utilities) ........         134,700            43,075
                                                                 ---------------
SINGAPORE--0.8%
   Boustead Singapore Ltd. (Industrials) .....          54,000            29,964
   Hyflux Ltd. (Industrials) .................           8,000            20,033
                                                                 ---------------
                                                                          49,997
                                                                 ---------------
SOUTH KOREA--1.7%
   Woongjin Coway Co., Ltd. (Industrials) ....           3,300            98,866
                                                                 ---------------
SPAIN--0.2%
   Fluidra SA (Industrials) ..................           2,600             9,559
                                                                 ---------------
SWITZERLAND--2.5%
   Geberit AG (Industrials) ..................             850           145,511
                                                                 ---------------
THAILAND--0.6%
   Thai Tap Water Supply Co., Ltd. ...........
      (Utilities) ............................         266,000            34,271
                                                                 ---------------
UNITED KINGDOM--7.5%
   Halma PLC (Industrials) ...................          22,900            87,016
   Northumbrian Water Group PLC
      (Utilities) ............................          13,000            54,651
   Pennon Group PLC (Utilities) ..............           3,300            26,392
   PuriCore PLC (Health Care) * ..............          28,900             4,957
   Severn Trent PLC (Utilities) ..............           6,600           117,242
   Spice PLC (Industrials) ...................          62,000            36,870
   United Utilities Group PLC (Utilities) ....          13,900           115,194
                                                                 ---------------
                                                                         442,322
                                                                 ---------------
UNITED STATES--41.6%
   Aecom Technology Corp. (Industrials) * ....           4,300           116,530
   American States Water Co. (Utilities) .....           1,400            45,024
   American Water Works Co., Inc. ............
      (Utilities) ............................          10,400           231,504
   Aqua America, Inc. (Utilities) ............           2,600            44,512
   Calgon Carbon Corp. (Materials) * .........           3,000            46,530

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 25

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

SAM SUSTAINABLE WATER FUND (concluded)                  PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
UNITED STATES--(CONTINUED)
   California Water Service Group
      (Utilities) ............................           1,100   $        39,468
   Danaher Corp. (Industrials) ...............           3,900           288,483
   Ecolab, Inc. (Materials) ..................           2,000            84,280
   ICF International, Inc. (Industrials) * ...           1,540            36,082
   IDEX Corp. (Industrials) ..................           2,000            62,000
   Insituform Technologies, Inc., Class A
      (Industrials) * ........................           3,300            81,048
   ITT Corp. (Industrials) ...................           5,550           284,327
   Layne Christensen Co. (Industrials) * .....             800            22,064
   Millipore Corp. (Health Care) * ...........           1,000            94,410
   Mueller Water Products, Inc., Class A
      (Industrials) ..........................           4,766            22,067
   Nalco Holding Co. (Materials) .............           1,690            39,309
   Pall Corp. (Industrials) ..................           8,200           323,654
   Pentair, Inc. (Industrials) ...............           1,900            61,864
   Roper Industries, Inc. (Industrials) ......           3,100           171,864
   Tetra Tech, Inc. (Industrials) * ..........           2,500            52,300
   Thermo Fisher Scientific, Inc. ............
      (Health Care) * ........................           5,500           268,235
   Toro Co. (Industrials) ....................             600            26,412
   TyraTech, Inc. (Materials) * ..............           3,500               560
                                                                 ---------------
                                                                       2,442,527
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $5,083,760) ...................                         5,489,749
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
PREFERRED STOCK--0.0%
UNITED KINGDOM--0.0%
   PuriCore PLC * ............................           4,867   $             0
                                                                 ---------------
      TOTAL PREFERRED STOCK
         (Cost $0) ...........................                                 0
                                                                 ---------------
SECURITIES LENDING COLLATERAL--1.0%
   Institutional Money Market Trust ..........          58,800            58,800
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $58,800) ......................                            58,800
                                                                 ---------------
TOTAL INVESTMENTS--94.5%
   (Cost $5,142,560) .........................                         5,548,549
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES--5.5% ..                           320,537
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $     5,869,086
                                                                 ===============

---------
ADR  -- American Depositary Receipt

*    -- Non-income producing.

(a)  All or a portion of the security is on loan (see note 6).

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                           LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1    SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF     QUOTED      OBSERVABLE   UNOBSERVABLE
                                02/28/10       PRICE        INPUTS        INPUTS
                              -----------   ----------   -----------   ------------
Investments in securities *    $5,548,549   $5,548,549       $--            $--
                               ----------   ----------       ---            ---
   Total Assets                $5,548,549   $5,548,549       $--            $--
                               ==========   ==========       ===            ===

*    see Portfolio of Investments detail for country and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          26 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND                      PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
COMMON STOCK--97.8%
AUSTRALIA--3.3%
   National Australia Bank Ltd. (Financial) ..          17,600   $       401,269
   Westpac Banking Corp. (Financial) .........           4,902           114,794
                                                                 ---------------
                                                                         516,063
                                                                 ---------------
AUSTRIA--2.4%
   Erste Group Bank AG (Financial) ...........           6,000           226,062
   OMV AG (Energy) ...........................           4,100           151,852
                                                                 ---------------
                                                                         377,914
                                                                 ---------------
CANADA--4.3%
   BCE, Inc. (Telecommunication Services) ....           9,069           251,677
   Sherritt International Corp. (Materials) ..          46,500           328,355
   Teck Resources Ltd., Class B
      (Materials) * ..........................           2,204            81,063
                                                                 ---------------
                                                                         661,095
                                                                 ---------------
CHINA--2.1%
   Bank of China Ltd., Class H (Financial) ...         656,000           318,613
                                                                 ---------------
GERMANY--2.4%
   Henkel AG & Co. KGaA (Consumer Staples) ...           3,076           158,470
   Muenchener Rueckversicherungs-
      Gesellschaft AG (Financial) ............           1,332           206,130
                                                                 ---------------
                                                                         364,600
                                                                 ---------------
JAPAN--10.9%
   Daito Trust Construction Co., Ltd. ........
      (Financial) ............................          11,500           562,412
   Fast Retailing Co., Ltd. ..................
      (Consumer Discretionary) ...............           1,100           185,717
   ITOCHU Corp. (Industrials) ................          36,000           290,123
   Japan Tobacco, Inc. (Consumer Staples) ....              20            72,598
   Mitsubishi Corp. (Industrials) ............           7,200           179,909
   Mitsui O.S.K. Lines, Ltd. (Industrials) ...          31,000           199,933
   Nitori Co., Ltd. (Consumer
      Discretionary) .........................           2,400           192,335
                                                                 ---------------
                                                                       1,683,027
                                                                 ---------------
NETHERLANDS--1.0%
   Koninklijke Ahold N.V. (Consumer
      Staples) ...............................          12,263           150,282
                                                                 ---------------
NORWAY--2.1%
   Aker Solutions ASA (Energy) ...............          10,100           133,745
   Norsk Hydro ASA (Materials) * .............          28,000           188,587
                                                                 ---------------
                                                                         322,332
                                                                 ---------------
PORTUGAL--3.0%
   EDP - Energias de Portugal, SA
      (Utilities) ............................          31,300           114,861
   Portugal Telecom, SGPS SA
      (Telecommunication Services) ...........          33,001           347,355
                                                                 ---------------
                                                                         462,216
                                                                 ---------------

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
SPAIN--5.9%
   Banco Santander SA (Financial) ............          13,278   $       172,647
   Iberdrola Renovables SA (Utilities) .......          99,554           417,248
   Telefonica SA (Telecommunication
      Services) ..............................          14,107           331,257
                                                                 ---------------
                                                                         921,152
                                                                 ---------------
SWEDEN--4.1%
   Boliden AB (Materials) ....................           9,902           121,175
   Svenska Cellulosa AB, Class B
      (Materials) ............................          18,000           266,095
   Telefonaktiebolaget LM Ericsson, Class B
      (Information Technology) ...............          24,398           243,987
                                                                 ---------------
                                                                         631,257
                                                                 ---------------
SWITZERLAND--2.4%
   Adecco SA (Industrials) ...................           2,000            99,418
   Baloise Holding AG (Financial) ............           2,220           190,950
   Sonova Holding AG (Health Care) ...........             700            87,317
                                                                 ---------------
                                                                         377,685
                                                                 ---------------
UNITED KINGDOM--8.4%
   AstraZeneca PLC (Health Care) .............           5,637           247,847
   Barclays PLC (Financial) ..................          51,260           244,255
   BG Group PLC (Energy) .....................          13,931           243,222
   Logica PLC (Information Technology) .......          72,900           132,723
   Travis Perkins PLC (Industrials) * ........          42,047           428,920
                                                                 ---------------
                                                                       1,296,967
                                                                 ---------------
UNITED STATES--45.5%
   Aetna, Inc. (Health Care) .................           6,374           191,156
   Bristol-Myers Squibb Co. (Health Care) ....           3,631            88,996
   Chevron Corp. (Energy) ....................           3,831           276,981
   CIGNA Corp. (Health Care) .................           3,700           126,762
   Forest Oil Corp. (Energy) * (a) ...........          10,811           292,978
   Green Mountain Coffee Roasters, Inc. ......
      (Consumer Staples) * ...................           2,000           168,780
   Hartford Financial Services Group, Inc. ...
      (Financial) ............................          17,200           419,164
   Health Net, Inc. (Health Care) * ..........          22,181           512,159
   Hewlett-Packard Co. (Information
      Technology) ............................          12,148           616,997
   International Business Machines Corp. .....
      (Information Technology) ...............           3,965           504,189
   Johnson Controls, Inc. (Consumer
      Discretionary) .........................          11,000           342,100
   JPMorgan Chase & Co. (Financial) ..........           1,606            67,404
   Kimberly-Clark Corp. (Consumer Staples) ...           5,266           319,857
   Limited Brands, Inc. (Consumer
      Discretionary) .........................          21,836           482,794
   McDonald's Corp. (Consumer
      Discretionary) .........................           2,406           153,623
   McKesson Corp. (Health Care) ..............           2,164           128,001
   Microsoft Corp. (Information Technology) ..           1,800            51,588
   Occidental Petroleum Corp. (Energy) .......           4,921           392,942
   Pfizer, Inc. (Health Care) ................          27,056           474,833

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 27

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2010 (unaudited)

SAM SUSTAINABLE GLOBAL ACTIVE FUND (concluded)          PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares          Value
                                                 -------------   ---------------
UNITED STATES--(CONTINUED)
   PG&E Corp. (Utilities)(a) .................           2,872   $       120,394
   Procter & Gamble Co. (Consumer Staples) ...           8,862           560,787
   Reynolds American, Inc. (Consumer
      Staples)(a) ............................           5,000           264,000
   Target Corp. (Consumer Discretionary) .....           5,270           271,510
   Temple-Inland, Inc. (Materials) ...........          11,200           208,544
                                                                 ---------------
                                                                       7,036,539
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $14,068,215) ..................                        15,119,742
                                                                 ---------------
SECURITIES LENDING COLLATERAL--4.2%
   Institutional Money Market Trust ..........         658,204           658,204
                                                                 ---------------
      TOTAL SECURITIES LENDING COLLATERAL
         (Cost $658,204) .....................                           658,204
                                                                 ---------------
TOTAL INVESTMENTS--102.0%
   (Cost $14,726,419) ........................                        15,777,946
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS--(2.0)% ............................                          (315,328)
                                                                 ---------------
NET ASSETS--100.0% ...........................                   $    15,462,618
                                                                 ==============

---------
*    -- Non-income producing.

(a)  -- All or a portion of the security is on loan (see note 6).

A summary of the inputs used to value the Fund's investments as of February 28, 2010 is as follows (see note 1 in the Notes to Financial Statements):

                                                            LEVEL 2        LEVEL 3
                                 TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                              VALUE AS OF      QUOTED      OBSERVABLE   UNOBSERVABLE
                                02/28/10       PRICE         INPUTS        INPUTS
                              -----------   -----------   -----------   ------------
Investments in securities *   $15,777,946   $15,777,946       $--            $--
                              -----------   -----------       ---            ---
   Total Assets               $15,777,946   $15,777,946       $--            $--
                              ===========   ===========       ===            ===

*    see Portfolio of Investments detail for country and security type breakout.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          28 | SEMI-ANNUAL REPORT 2010

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

STATEMENTS OF ASSETS AND LIABILITIES                                 (unaudited)

                                                                  ROBECO BOSTON   ROBECO BOSTON   ROBECO BOSTON   ROBECO BOSTON
                                                                     PARTNERS        PARTNERS        PARTNERS        PARTNERS
                                                                    SMALL CAP       LONG/SHORT       MID CAP         ALL-CAP
                                                                  VALUE FUND II    EQUITY FUND      VALUE FUND      VALUE FUND
                                                                  -------------   -------------   -------------   -------------
ASSETS
   Investments in securities, at value+ ### ...................    $ 82,932,274    $211,061,575    $ 89,305,201    $ 97,643,918
   Cash .......................................................       1,959,581       9,122,666       4,837,566       3,080,279
   Receivables
      Investments sold ........................................         305,804       2,619,159              --       1,850,995
      Deposits with brokers for securities sold short .........              --      39,519,871              --              --
      Dividends and interest ..................................          36,060         191,543          67,294         106,142
      Capital shares sold .....................................          69,075         568,269         944,993          49,686
   Prepaid expenses and other assets ..........................          19,355          44,400          19,151          19,183
                                                                   ------------    ------------    ------------    ------------
         Total assets .........................................      85,322,149     263,127,483      95,174,205     102,750,203
                                                                   ------------    ------------    ------------    ------------
LIABILITIES
   Securities sold short, at fair value++ .....................    $         --    $ 38,074,395    $         --    $         --
   Options written, at value* .................................              --              --              --         143,595
   Payables
      Securities lending collateral ...........................       8,234,440      17,286,130      18,885,658      11,504,751
      Investments purchased ...................................              --       2,629,301       2,669,382       1,735,229
      Capital shares redeemed .................................         119,352          24,544          29,152              --
      Due to prime broker .....................................              --       5,667,820              --              --
      Investment advisory fees ................................          77,749         297,404          30,352          34,227
      Distribution and service fees (Investor Class) ..........           9,229          14,338           3,365           1,629
      Dividends on securities sold-short ......................              --           3,684              --              --
      Interest payable ........................................              --             358              --              --
   Other accrued expenses and liabilities .....................         111,946          60,340          63,845          62,075
                                                                   ------------    ------------    ------------    ------------
         Total liabilities ....................................       8,552,716      64,058,314      21,681,754      13,481,506
                                                                   ------------    ------------    ------------    ------------
   Net Assets .................................................    $ 76,769,433    $199,069,169    $ 73,492,451    $ 89,268,697
                                                                   ============    ============    ============    ============
NET ASSETS CONSIST OF
   Par value ..................................................    $      6,548    $     11,478    $      7,973    $      6,561
   Paid-in capital ............................................     100,540,478     183,342,664      74,591,309      85,181,083
   Undistributed/accumulated net investment income (loss) .....         (89,943)     (1,294,805)        (11,000)        291,820
   Accumulated net realized loss from investments .............     (31,736,682)     (1,407,243)     (5,767,331)     (3,110,512)
   Net unrealized appreciation on investments .................       8,049,032      18,417,075       4,671,500       6,899,745
                                                                   ------------    ------------    ------------    ------------
         Net Assets ...........................................    $ 76,769,433    $199,069,169    $ 73,492,451    $ 89,268,697
                                                                   ============    ============    ============    ============
INSTITUTIONAL CLASS
   Net assets .................................................    $ 26,944,034    $121,782,624    $ 55,282,244    $ 80,394,780
   Shares outstanding .........................................       2,244,649       6,928,294       5,955,106       5,906,534
                                                                   ------------    ------------    ------------    ------------
   Net asset value, offering and redemption price per share ...    $      12.00    $      17.58    $       9.28    $      13.61
                                                                   ============    ============    ============    ============

INVESTOR CLASS
   Net assets .................................................    $ 49,825,399    $ 77,286,545    $ 18,210,207    $  8,873,917
   Shares outstanding .........................................       4,302,875       4,550,086       2,018,079         654,112
                                                                   ------------    ------------    ------------    ------------
   Net asset value, offering and redemption price per share ...    $      11.58    $      16.99    $       9.02    $      13.57
                                                                   ============    ============    ============    ============
   + Investment in securities, at cost ........................    $ 74,883,242    $196,406,943    $ 84,633,701    $ 90,772,345
   ### Includes market value of securities on loan ............    $  7,818,520    $ 16,438,176    $ 18,241,547    $ 11,037,107
   ++ Proceeds received, securities sold short ................    $         --    $ 41,836,838    $         --    $         --
   * Premiums received, options written .......................    $         --    $         --    $         --    $    171,767

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          30 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

STATEMENTS OF ASSETS AND LIABILITIES (concluded)                     (unaudited)

                                                                                                                   SAM
                                                                   ROBECO WPG        SAM            SAM        SUSTAINABLE
                                                                    SMALL CAP     SUSTAINABLE   SUSTAINABLE   GLOBAL ACTIVE
                                                                   VALUE FUND    CLIMATE FUND    WATER FUND       FUND
                                                                  ------------   ------------   -----------   -------------
ASSETS
   Investments in securities, at value+ ### ...................   $ 37,752,999    $ 4,074,455   $ 5,548,549    $15,777,946
   Cash .......................................................        407,574        115,478       347,391        266,318
   Receivables
      Investments sold ........................................        585,849             --         8,987             --
      Dividends and interest ..................................         28,937          2,955        14,277         28,170
      Capital shares sold .....................................             --             --        22,156         49,990
      Investment adviser ......................................             --          9,990        12,281          6,146
   Prepaid expenses and other assets ..........................         18,103         27,767        26,951         28,180
                                                                  ------------    -----------   -----------    -----------
         Total assets .........................................     38,793,462      4,230,645     5,980,592     16,156,750
                                                                  ------------    -----------   -----------    -----------
LIABILITIES
   Payables
      Securities lending collateral ...........................      4,013,270        452,055        58,800        658,204
      Investments purchased ...................................        523,922         72,661        23,795             --
      Capital shares redeemed .................................         29,816             --            --             --
      Investment advisory fees ................................         22,789             --            --             --
      Distribution and service fees (Investor Class and
         Class C) .............................................             --             68           155              1
   Other accrued expenses and liabilities .....................         46,960         43,230        28,756         35,927
                                                                  ------------    -----------   -----------    -----------
         Total liabilities ....................................      4,636,757        568,014       111,506        694,132
                                                                  ------------    -----------   -----------    -----------
   Net Assets .................................................   $ 34,156,705    $ 3,662,631   $ 5,869,086    $15,462,618
                                                                  ============    ===========   ===========    ===========
NET ASSETS CONSIST OF
   Par value ..................................................   $      2,959    $       533   $       775    $     1,367
   Paid-in capital ............................................     45,266,910      4,887,135     6,840,853     14,178,385
   Undistributed/accumulated net investment income (loss) .....         (7,851)       (18,353)       (7,201)         2,379
   Accumulated net realized gain/(loss) from investments ......    (15,946,110)    (1,406,102)   (1,370,846)       229,338
   Net unrealized appreciation on investments and foreign
      currency translation ....................................      4,840,797        199,418       405,505      1,051,149
                                                                  ------------    -----------   -----------    -----------
         Net Assets ...........................................   $ 34,156,705    $ 3,662,631   $ 5,869,086    $15,462,618
                                                                  ============    ===========   ===========    ===========
INSTITUTIONAL CLASS
   Net assets .................................................   $ 34,156,705    $ 3,297,964   $ 5,068,489    $15,453,303
   Shares outstanding .........................................      2,959,157        479,518       668,673      1,366,438
                                                                  ------------    -----------   -----------    -----------
   Net asset value, offering and redemption price per share ...   $      11.54    $      6.88   $      7.58    $     11.31
                                                                  ============    ===========   ===========    ===========
INVESTOR CLASS
   Net assets .................................................   $         --    $   364,667   $   758,614    $     9,315
   Shares outstanding .........................................             --         53,123       100,347            824
                                                                  ------------    -----------   -----------    -----------
   Net asset value, offering and redemption price per share ...   $         --    $      6.86   $      7.56    $     11.31
                                                                  ============    ===========   ===========    ===========
CLASS C
   Net Assets .................................................   $         --    $        --   $    41,983    $        --
   Shares outstanding .........................................             --             --         5,543             --
                                                                  ------------    -----------   -----------    -----------
   Net asset value and offering price per share++ .............   $         --    $        --   $      7.57    $        --
                                                                  ============    ===========   ===========    ===========
   + Investment in securities, at cost ........................   $ 32,912,202    $ 3,874,963   $ 5,142,560    $14,726,419
   ### Includes market value of securities on loan ............   $  3,771,962    $   415,402   $    56,588    $   635,452

----------
++ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 31

ROBECO INVESTMENT FUNDS                   FOR THE PERIOD ENDED FEBRUARY 28, 2010

STATEMENTS OF OPERATIONS                                             (unaudited)

                                                              ROBECO BOSTON   ROBECO BOSTON   ROBECO BOSTON   ROBECO BOSTON
                                                                 PARTNERS        PARTNERS        PARTNERS        PARTNERS
                                                                SMALL CAP       LONG/SHORT       MID CAP         ALL-CAP
                                                              VALUE FUND II    EQUITY FUND      VALUE FUND      VALUE FUND
                                                              -------------   -------------   -------------   -------------
INVESTMENT INCOME
   Dividends + ............................................     $  610,065     $ 1,233,253     $  453,934      $  668,962
   Interest ...............................................            320           3,076            641          11,604
   Income from securities loaned (Note 6) .................          4,016           2,642            884             444
                                                                ----------     -----------     ----------      ----------
      Total investment income .............................        614,401       1,238,971        455,459         681,010
                                                                ----------     -----------     ----------      ----------
EXPENSES
   Advisory fees ..........................................        351,593       1,653,434        223,044         320,212
   Transfer agent fees ....................................         61,553          47,199         53,620          39,736
   Distribution fees (Investor Class) .....................         57,728          75,257         19,695           8,925
   Administration and accounting fees .....................         41,798          72,040         42,676          44,393
   Printing and shareholder reporting fees ................          7,481          11,923          9,849          12,304
   Directors' and officers' fees ..........................          6,767          12,235          9,965          11,665
   Professional fees ......................................         19,092          24,743         18,178          22,951
   Custodian fees .........................................         18,635          35,917          9,611          14,419
   Registration and filing fees ...........................         16,501          13,817         17,534          15,884
   Dividend expense on securities sold-short ..............             --          54,002             --              --
   Prime broker interest expense ..........................             --         522,548             --              --
   Other expenses .........................................            523             536          1,018           1,440
                                                                ----------     -----------     ----------      ----------
      Total expenses before waivers and reimbursements ....        581,671       2,523,651        405,190         491,929
      Less: waivers and reimbursements ....................        (67,341)        (41,954)      (106,690)       (102,752)
                                                                ----------     -----------     ----------      ----------
   Net expenses after waivers and reimbursements ..........        514,330       2,481,697        298,500         389,177
                                                                ----------     -----------     ----------      ----------
   Net investment income/(loss) ...........................        100,071      (1,242,726)       156,959         291,833
                                                                ----------     -----------     ----------      ----------
   Net realized gain/(loss) from:
      Investments .........................................      4,994,445       9,984,372      1,329,021       1,585,402
      Investments sold-short ..............................             --         (32,044)            --              --
      Written options * ...................................             --              --             --         (97,627)
   Net change in unrealized appreciation/(depreciation) on:
      Investments .........................................      4,529,754       2,048,316      4,617,992       4,971,317
      Investments sold short ..............................             --       3,272,115             --              --
      Written options * ...................................             --              --             --         162,721
                                                                ----------     -----------     ----------      ----------
   Net realized and unrealized gain from investments ......      9,524,199      15,272,759      5,947,013       6,621,813
                                                                ----------     -----------     ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......     $9,624,270     $14,030,033     $6,103,972      $6,913,646
                                                                ==========     ===========     ==========      ==========
   + Net of foreign withholding taxes of ..................     $       --     $    (2,353)    $     (622)     $   (7,175)
                                                                ==========     ===========     ==========      ==========

*    Primary risk is equity contracts.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          32 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                   FOR THE PERIOD ENDED FEBRUARY 28, 2010

STATEMENTS OF OPERATIONS (concluded)                                 (unaudited)

                                                                                                             SAM
                                                              ROBECO WPG        SAM           SAM        SUSTAINABLE
                                                               SMALL CAP    SUSTAINABLE   SUSTAINABLE   GLOBAL ACTIVE
                                                              VALUE FUND   CLIMATE FUND    WATER FUND        FUND
                                                              ----------   ------------   -----------   -------------
INVESTMENT INCOME
   Dividends + ............................................   $  301,292    $   9,895      $  31,210      $121,147
   Interest ...............................................          162            3             65            52
   Income from securities loaned (Note 6) .................          878        1,215            361            26
                                                              ----------    ---------      ---------      --------
      Total investment income .............................      302,332       11,113         31,636       121,225
                                                              ----------    ---------      ---------      --------
EXPENSES
   Advisory fees ..........................................      164,274       18,396         24,377        51,527
   Transfer agent fees ....................................       42,053       36,980         36,571        26,889
   Distribution fees (Investor Class) .....................           --          442            772             7
   Distribution fees (Class C) ............................           --           --             96            --
   Administration and accounting fees .....................       42,164       40,682         42,188        40,902
   Printing and shareholder reporting fees ................        3,185           76             74           100
   Directors' and officers' fees ..........................        7,401        6,435          7,681         8,166
   Professional fees ......................................       19,625       16,319         16,212        17,559
   Custodian fees .........................................       20,370       10,949         18,083        15,145
   Registration and filing fees ...........................       11,377       11,728         12,292        15,096
   Other expenses .........................................        2,366        2,083          2,098           433
                                                              ----------    ---------      ---------      --------
      Total expenses before waivers and reimbursements ....      312,815      144,090        160,444       175,824
      Less: waivers and reimbursements ....................       (2,635)    (116,067)      (123,010)      (98,526)
                                                              ----------    ---------      ---------      --------
   Net expenses after waivers and reimbursements ..........      310,180       28,023         37,434        77,298
                                                              ----------    ---------      ---------      --------
   Net investment income/(loss) ...........................       (7,848)     (16,910)        (5,798)       43,927
                                                              ----------    ---------      ---------      --------
   Net realized gain/(loss) from:
      Investments .........................................    1,366,955      165,610        (51,443)      521,914
      Foreign currency transactions .......................           --          (82)        (1,523)        9,093
   Net change in unrealized appreciation/(depreciation) on:
      Investments .........................................    1,891,789      (45,082)       588,580       391,891
      Foreign currency translation ........................           --          (25)          (409)       (2,212)
                                                              ----------    ---------      ---------      --------
   Net realized and unrealized gain from investments ......    3,258,744      120,421        535,205       920,686
                                                              ----------    ---------      ---------      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $3,250,896    $ 103,511      $ 529,407      $964,613
                                                              ==========    =========      =========      ========
   + Net of foreign withholding taxes of ..................   $   (2,765)   $    (553)     $    (900)     $ (4,224)
                                                              ==========    =========      =========      ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 33

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  ROBECO BOSTON PARTNERS                ROBECO BOSTON PARTNERS
                                                                 SMALL CAP VALUE FUND II                LONG/SHORT EQUITY FUND
                                                           -----------------------------------   -----------------------------------
                                                               FOR THE SIX                          FOR THE SIX
                                                              MONTHS ENDED         FOR THE          MONTHS ENDED         FOR THE
                                                           FEBRUARY 28, 2010      YEAR ENDED     FEBRUARY 28, 2010      YEAR ENDED
                                                              (UNAUDITED)      AUGUST 31, 2009      (UNAUDITED)      AUGUST 31, 2009
                                                           -----------------   ---------------   -----------------   ---------------
FROM OPERATIONS:
   Net investment income/(loss) ........................      $   100,071       $    666,651       $ (1,242,726)      $   (651,398)
   Net realized gain/(loss) from investments ...........        4,994,445        (30,907,801)         9,952,328         (5,018,842)
   Net change in unrealized appreciation/(depreciation)
      from investments .................................        4,529,754          8,902,011          5,320,431         16,031,112
                                                              -----------       ------------       ------------       ------------
Net increase/(decrease) in net assets resulting from
   operations ..........................................        9,624,270        (21,339,139)        14,030,033         10,360,872
                                                              -----------       ------------       ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class ..............................          (95,191)          (428,811)                --                 --
      Investor Class ...................................          (94,823)          (550,302)                --                 --
   Net realized capital gains
      Institutional Class ..............................               --           (141,170)                --         (3,859,743)
      Investor Class ...................................               --           (222,896)                --         (1,041,399)
   Return of capital
      Institutional Class ..............................               --           (117,965)                --                 --
      Investor Class ...................................               --           (151,361)                --                 --
                                                              -----------       ------------       ------------       ------------
Net decrease in net assets from dividends and
   distributions to shareholders .......................         (190,014)        (1,612,505)                --         (4,901,142)
                                                              -----------       ------------       ------------       ------------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ........................        3,780,324          5,138,859         68,750,546         23,055,972
      Subscriptions issued in reorganization (Note 9) ..               --                 --                 --          8,000,331
      Reinvestment of distributions ....................           93,687            672,856                 --          3,803,772
      Shares redeemed ..................................       (1,590,920)       (29,398,473)       (10,470,181)       (20,373,730)
      Redemption fees (Note 7) .........................              613              3,551            154,600             11,244
   Investor Class
      Proceeds from shares sold ........................        3,885,470          2,306,110         50,911,219         23,337,683
      Reinvestment of distributions ....................           93,851            911,751                 --          1,037,134
      Shares redeemed ..................................       (3,802,252)       (13,838,158)       (10,101,079)        (2,802,031)
      Redemption fees (Note 7) .........................            1,169              6,768            110,445              3,256
                                                              -----------       ------------       ------------       ------------
Net increase/(decrease) in net assets from capital
   transactions ........................................        2,461,942        (34,196,736)        99,355,550         36,073,631
                                                              -----------       ------------       ------------       ------------
Total increase/(decrease) in net assets ................       11,896,198        (57,148,380)       113,385,583         41,533,361
NET ASSETS
      Beginning of period ..............................       64,873,235        122,021,615         85,683,586         44,150,225
                                                              -----------       ------------       ------------       ------------
      End of period ....................................      $76,769,433       $ 64,873,235       $199,069,169       $ 85,683,586
                                                              ===========       ============       ============       ============
      Undistributed net investment income/(loss), end of
         period ........................................      $   (89,943)      $         --       $ (1,294,805)      $    (52,079)
                                                              ===========       ============       ============       ============
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ......................................          331,136            624,057          4,075,752          1,699,043
      Shares issued in reorganization (Note 9) .........               --                 --                 --            746,155
      Shares reinvested ................................            8,232             91,297                 --            425,002
      Shares redeemed ..................................         (141,237)        (3,442,537)          (621,578)        (1,750,768)
                                                              -----------       ------------       ------------       ------------
Net increase/(decrease) ................................          198,131         (2,727,183)         3,454,174          1,119,432
                                                              -----------       ------------       ------------       ------------
   Investor Class
      Shares sold ......................................          350,682            270,214          3,150,088          1,636,225
      Shares reinvested ................................            8,539            128,055                 --            118,937
      Shares redeemed ..................................         (348,766)        (1,823,957)          (623,643)          (241,075)
                                                              -----------       ------------       ------------       ------------
Net increase/(decrease) ................................           10,455         (1,425,688)         2,526,445          1,514,087
                                                              -----------       ------------       ------------       ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          34 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

                                                                  ROBECO BOSTON PARTNERS                ROBECO BOSTON PARTNERS
                                                                    MID CAP VALUE FUND                    ALL-CAP VALUE FUND
                                                           -----------------------------------   -----------------------------------
                                                               FOR THE SIX                          FOR THE SIX
                                                              MONTHS ENDED         FOR THE          MONTHS ENDED         FOR THE
                                                           FEBRUARY 28, 2010      YEAR ENDED     FEBRUARY 28, 2010      YEAR ENDED
                                                              (UNAUDITED)      AUGUST 31, 2009      (UNAUDITED)      AUGUST 31, 2009
                                                           -----------------   ---------------   -----------------   ---------------
FROM OPERATIONS:
   Net investment income ...............................      $   156,959        $   477,239        $   291,833        $   810,659
   Net realized gain/(loss) from investments ...........        1,329,021         (5,878,181)         1,487,775         (4,534,091)
   Net change in unrealized appreciation/(depreciation)
      from investments .................................        4,617,992           (324,285)         5,134,038          2,649,667
                                                              -----------        -----------        -----------        -----------
Net increase/(decrease) in net assets resulting from
   operations ..........................................        6,103,972         (5,725,227)         6,913,646         (1,073,765)
                                                              -----------        -----------        -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class ..............................         (307,672)          (341,607)          (728,026)          (456,682)
      Investor Class ...................................          (92,302)          (110,208)           (63,358)           (17,485)
   Net realized capital gains
      Institutional Class ..............................               --             (1,154)                --           (335,000)
      Investor Class ...................................               --               (496)                --            (18,253)
                                                              -----------        -----------        -----------        -----------
Net decrease in net assets from dividends and
   distributions to shareholders .......................         (399,974)          (453,465)          (791,384)          (827,420)
                                                              -----------        -----------        -----------        -----------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ........................       21,056,981          5,308,485         11,327,996         17,515,574
      Reinvestment of distributions ....................          302,876            335,472            617,838            791,556
      Shares redeemed ..................................       (2,848,951)        (4,554,459)          (247,000)        (5,127,776)
   Investor Class
      Proceeds from shares sold ........................        5,023,219          5,122,885          4,362,029          2,710,752
      Reinvestment of distributions ....................           90,650            107,613             61,116             31,921
      Shares redeemed ..................................       (2,443,222)        (5,791,669)        (1,247,181)          (762,358)
                                                              -----------        -----------        -----------        -----------
Net increase in net assets from capital transactions ...       21,181,553            528,327         14,874,798         15,159,669
                                                              -----------        -----------        -----------        -----------
Total increase/(decrease) in net assets ................       26,885,551         (5,650,365)        20,997,060         13,258,484
NET ASSETS
      Beginning of period ..............................       46,606,900         52,257,265         68,271,637         55,013,153
                                                              -----------        -----------        -----------        -----------
      End of period ....................................      $73,492,451        $46,606,900        $89,268,697        $68,271,637
                                                              ===========        ===========        ===========        ===========
      Undistributed net investment income/(loss), end
         of period .....................................      $   (11,000)       $   232,015        $   291,820        $   791,371
                                                              ===========        ===========        ===========        ===========
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ......................................        2,315,438            794,979            857,508          1,609,618
      Shares reinvested ................................           33,541             53,081             46,176             78,063
      Shares redeemed ..................................         (314,831)          (675,830)           (18,313)          (475,846)
                                                              -----------        -----------        -----------        -----------
Net increase ...........................................        2,034,148            172,230            885,371          1,211,835
                                                              -----------        -----------        -----------        -----------
   Investor Class
      Shares sold ......................................          571,435            741,258            328,007            252,948
      Shares reinvested ................................           10,325             17,469              4,581              3,155
      Shares redeemed ..................................         (281,338)          (935,943)           (92,901)           (74,947)
                                                              -----------        -----------        -----------        -----------
Net increase/(decrease) ................................          300,422           (177,216)           239,687            181,156
                                                              -----------        -----------        -----------        -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 35

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

                                                                          ROBECO                           SAM SUSTAINABLE
                                                                 WPG SMALL CAP VALUE FUND                    CLIMATE FUND
                                                           -----------------------------------   -----------------------------------
                                                               FOR THE SIX                          FOR THE SIX
                                                              MONTHS ENDED         FOR THE          MONTHS ENDED         FOR THE
                                                           FEBRUARY 28, 2010      YEAR ENDED     FEBRUARY 28, 2010      YEAR ENDED
                                                              (UNAUDITED)      AUGUST 31, 2009      (UNAUDITED)      AUGUST 31, 2009
                                                           -----------------   ---------------   -----------------   ---------------
FROM OPERATIONS:
   Net investment income/(loss) ........................      $    (7,848)      $    109,509        $  (16,910)        $     4,277
   Net realized gain/(loss) from investments and
      foreign currency .................................        1,366,955        (10,265,024)          165,528          (1,370,788)
   Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency ............        1,891,789          3,986,476           (45,107)            738,871
                                                              -----------       ------------        ----------         -----------
Net increase/(decrease) in net assets resulting from
   operations ..........................................        3,250,896         (6,169,039)          103,511            (627,640)
                                                              -----------       ------------        ----------         -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class ..............................         (107,007)           (50,712)           (3,194)            (22,232)
      Investor Class ...................................               --                 --                --              (1,465)
   Net realized capital gains
      Institutional Class ..............................               --            (38,110)               --                  --
                                                              -----------       ------------        ----------         -----------
Net decrease in net assets from dividends and
   distributions to shareholders .......................         (107,007)           (88,822)           (3,194)            (23,697)
                                                              -----------       ------------        ----------         -----------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ........................          122,152          3,279,900           174,042             237,487
      Reinvestment of distributions ....................           93,748             83,238             2,776              22,232
      Shares redeemed ..................................       (4,608,076)        (4,838,738)          (18,886)             (3,176)
      Redemption fees (Note 7) .........................                8              5,244               157                  70
   Investor Class
      Proceeds from shares sold ........................               --                 --           129,678             145,940
      Reinvestment of distributions ....................               --                 --                --               1,444
      Shares redeemed ..................................               --                 --           (79,419)            (75,627)
      Redemption fees (Note 7) .........................               --                 --                17                   6
                                                              -----------       ------------        ----------         -----------
Net increase/(decrease) in net assets from capital
   transactions ........................................       (4,392,168)        (1,470,356)          208,365             328,376
                                                              -----------       ------------        ----------         -----------
Total increase/(decrease) in net assets ................       (1,248,279)        (7,728,217)          308,682            (322,961)
NET ASSETS
      Beginning of period ..............................       35,404,984         43,133,201         3,353,949           3,676,910
                                                              -----------       ------------        ----------         -----------
      End of period ....................................      $34,156,705       $ 35,404,984        $3,662,631         $ 3,353,949
                                                              ===========       ============        ==========         ===========
      Undistributed net investment income/(loss), end of
         period ........................................      $    (7,851)      $    107,004        $  (18,353)        $     1,751
                                                              ===========       ============        ==========         ===========
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ......................................           10,823            366,216            23,924              48,277
      Shares reinvested ................................            8,453             10,672               379               4,622
      Shares redeemed ..................................         (409,856)          (567,013)           (2,637)               (587)
                                                              -----------       ------------        ----------         -----------
Net increase/(decrease) ................................         (390,580)          (190,125)           21,666              52,312
                                                              -----------       ------------        ----------         -----------
   Investor Class
      Shares sold ......................................               --                 --            17,698              26,319
      Shares reinvested ................................               --                 --                --                 300
      Shares redeemed ..................................               --                 --           (11,044)            (14,427)
                                                              -----------       ------------        ----------         -----------
Net increase ...........................................               --                 --             6,654              12,192
                                                              -----------       ------------        ----------         -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          36 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                                                           SAM                                   SAM
                                                                  SUSTAINABLE WATER FUND            SUSTAINABLE GLOBAL ACTIVE FUND
                                                           -----------------------------------   -----------------------------------
                                                               FOR THE SIX                          FOR THE SIX
                                                              MONTHS ENDED         FOR THE          MONTHS ENDED         PERIOD
                                                           FEBRUARY 28, 2010      YEAR ENDED     FEBRUARY 28, 2010    JUNE 18,2009*
                                                              (UNAUDITED)      AUGUST 31, 2009      (UNAUDITED)      AUGUST 31, 2009
                                                           -----------------   ---------------   -----------------   ---------------
FROM OPERATIONS:
   Net investment income/(loss) ........................      $   (5,798)        $    24,320        $    43,927        $     5,576
   Net realized gain/(loss) from investments and foreign
      currency .........................................         (52,966)         (1,249,130)           531,007            640,253
   Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency ............         588,171             310,285            389,679            661,470
                                                              ----------         -----------        -----------        -----------
Net increase/(decrease) in net assets resulting from
   operations ..........................................         529,407            (914,525)           964,613          1,307,299
                                                              ----------         -----------        -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Institutional Class ..............................         (19,816)            (28,831)           (51,678)                --
      Investor Class ...................................          (1,747)             (2,732)               (20)                --
      Class C ..........................................             (52)                 --                 --                 --
   Net realized capital gains
      Institutional Class ..............................              --                  --           (936,892)                --
      Investor Class ...................................              --                  --               (456)                --
                                                              ----------         -----------        -----------        -----------
Net decrease in net assets from dividends and
   distributions to shareholders .......................         (21,615)            (31,563)          (989,046)                --
                                                              ----------         -----------        -----------        -----------
CAPITAL TRANSACTIONS:
   Institutional Class
      Proceeds from shares sold ........................       1,177,344             712,588          4,064,334         10,306,820
      Reinvestment of distributions ....................          16,440              28,831            861,288                 --
      Shares redeemed ..................................        (288,617)           (216,910)        (1,061,944)                --
      Redemption fees (Note 7) .........................             120                  --                277                 --
   Investor Class
      Proceeds from shares sold ........................         261,724             289,535              5,500              3,000
      Reinvestment of distributions ....................           1,747               2,708                477                 --
      Shares redeemed ..................................        (117,595)            (95,372)                --                 --
      Redemption fees (Note 7) .........................              18                  --                 --                 --
   Class C
      Proceeds from shares sold ........................          41,129                  --                 --                 --
      Reinvestment of distributions ....................              52                  --                 --                 --
                                                              ----------         -----------        -----------        -----------
Net increase in net assets from capital transactions ...       1,092,362             721,380          3,869,932         10,309,820
                                                              ----------         -----------        -----------        -----------
Total increase/(decrease) in net assets ................       1,600,154            (224,708)         3,845,499         11,617,119
NET ASSETS
      Beginning of period ..............................       4,268,932           4,493,640         11,617,119                 --
                                                              ----------         -----------        -----------        -----------
      End of period ....................................      $5,869,086         $ 4,268,932        $15,462,618        $11,617,119
                                                              ==========         ===========        ===========        ===========
      Undistributed net investment income/(loss), end of
         period ........................................      $   (7,201)        $    20,212        $     2,379        $    10,150
                                                              ==========         ===========        ===========        ===========
SHARE TRANSACTIONS:
   Institutional Class
      Shares sold ......................................         153,967             117,956            353,909          1,027,702
      Shares reinvested ................................           2,152               5,290             75,551                 --
      Shares redeemed ..................................         (38,826)            (35,489)           (90,724)                --
                                                              ----------         -----------        -----------        -----------
Net increase ...........................................         117,293              87,757            338,736          1,027,702
                                                              ----------         -----------        -----------        -----------
   Investor Class
      Shares sold ......................................          35,247              48,588                472                310
      Shares reinvested ................................             229                 497                 42                 --
      Shares redeemed ..................................         (16,097)            (16,263)                --                 --
                                                              ----------         -----------        -----------        -----------
Net increase ...........................................          19,379              32,822                514                310
                                                              ----------         -----------        -----------        -----------
   Class C
      Shares sold ......................................           5,536                  --                 --                 --
      Shares reinvested ................................               7                  --                 --                 --
                                                              ----------         -----------        -----------        -----------
Net increase ...........................................           5,543                  --                 --                 --
                                                              ----------         -----------        -----------        -----------

*    Commencement of operations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 37

ROBECO INVESTMENT FUNDS                                        FEBRUARY 28, 2010

STATEMENT OF CASH FLOWS                                              (unaudited)

                                                           ROBECO BOSTON
                                                              PARTNERS
                                                             LONG/SHORT
                                                            EQUITY FUND
                                                           -------------
CASH FLOWS PROVIDED FROM (USED IN) OPERATING ACTIVITIES:
   Net increase in net assets resulting from
      operations .......................................   $  14,030,033
   Adjustments to reconcile net increase in net assets
      resulting from operations to net cash provided by
      (used in) operating activities:
   Purchases of long-term portfolio investments ........    (152,156,316)
   Proceeds from disposition of long-term portfolio
      investments ......................................      52,092,066
   Purchases to cover short sales ......................      46,823,774
   Proceeds from short sales ...........................     (21,731,783)
   Net realized loss on investments and investments
      sold short .......................................      (9,952,328)
   Net unrealized appreciation on investments and
      investments sold short ...........................      (5,320,431)
   Increase in receivable for securities lending
      collateral .......................................     (17,286,130)
   Increase in deposits with brokers for securities sold
      short ............................................     (24,268,085)
   Increase in receivable for securities sold ..........        (508,355)
   Increase in dividend and interest receivable ........        (159,160)
   Increase in prepaid expenses and other assets .......         (30,312)
   Decrease in payable for investments purchased .......      (1,720,125)
   Increase in payable for securities lending
      collateral .......................................      17,286,130
   Increase in dividend payable for short sales ........           3,097
   Decrease in interest payable ........................          (5,083)
   Increase in payable to adviser ......................         174,997
   Decrease in accrued expenses ........................         (15,445)
                                                           -------------
   NET CASH USED IN OPERATING ACTIVITIES ...............    (102,743,456)
                                                           -------------
   CASH FLOWS FROM FINANCING ACTIVITIES:
   Decrease in payable to Prime Broker .................      (2,152,469)
   Net payment for fund share activity .................     100,581,102
                                                           -------------
   Net cash provided by financing activities ...........      98,428,633
                                                           -------------
   NET DECREASE IN CASH ................................      (4,314,823)
   CASH AT BEGINNING OF PERIOD .........................   $  13,437,489
                                                           =============
   CASH AT END OF PERIOD ...............................   $   9,122,666
                                                           =============
   SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
   Cash paid during the period for interest expense ....   $      37,467
                                                           =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          38 | SEMI-ANNUAL REPORT 2010

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS                             PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.


                                                       NET
                                                     REALIZED
                               NET                     AND                  DIVIDENDS TO   DISTRIBUTIONS
                              ASSET       NET       UNREALIZED     TOTAL    SHAREHOLDERS  TO SHAREHOLDERS
                              VALUE,   INVESTMENT  GAIN/(LOSS)     FROM       FROM NET        FROM NET
                            BEGINNING    INCOME         ON      INVESTMENT   INVESTMENT       REALIZED       RETURN        TOTAL
                            OF PERIOD   /(LOSS)    INVESTMENTS  OPERATIONS     INCOME          GAINS       OF CAPITAL  DISTRIBUTIONS
                            ---------  ----------  -----------  ----------  ------------  ---------------  ----------  -------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+    $10.49     $ 0.02*       $ 1.54     $ 1.56       $(0.05)         $   --        $   --        $(0.05)
   8/31/09                     11.87       0.11*        (1.26)     (1.15)       (0.14)          (0.05)        (0.04)        (0.23)
   8/31/08                     21.47       0.07*        (1.97)     (1.90)          --           (7.70)           --         (7.70)
   8/31/07                     22.82      (0.01)*        2.41       2.40        (0.09)          (3.67)           --         (3.76)
   8/31/06                     24.75      (0.08)*        1.57       1.49           --           (3.42)           --         (3.42)
   8/31/05                     22.80      (0.10)         5.07       4.97           --           (3.03)           --         (3.03)
   INVESTOR CLASS
   9/1/09 through 2/28/10+    $10.11     $ 0.01*       $ 1.48     $ 1.49       $(0.02)         $   --        $   --        $(0.02)
   8/31/09                     11.43       0.07*        (1.20)     (1.13)       (0.11)          (0.05)        (0.03)        (0.19)
   8/31/08                     21.02       0.03*        (1.92)     (1.89)          --           (7.70)           --         (7.70)
   8/31/07                     22.40      (0.07)*        2.37       2.30        (0.02)          (3.67)           --         (3.69)
   8/31/06                     24.35      (0.13)*        1.54       1.41           --           (3.36)           --         (3.36)
   8/31/05                     22.53      (0.17)         5.01       4.84           --           (3.03)           --         (3.03)
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+    $15.75     $(0.13)*      $ 1.93     $ 1.80       $   --          $   --        $   --        $   --
   8/31/09                     15.47      (0.22)*        2.98       2.76           --           (2.48)           --         (2.48)
   8/31/08                     17.23      (0.36)*        0.50       0.14           --           (1.90)           --         (1.90)
   8/31/07                     18.57      (0.21)*        0.73       0.52           --           (1.86)           --         (1.86)
   8/31/06                     17.89      (0.26)*        2.40       2.14           --           (1.47)           --         (1.47)
   8/31/05                     14.70      (0.25)         3.43       3.18           --              --            --            --
   INVESTOR CLASS
   9/1/09 through 2/28/10+    $15.31     $(0.15)*      $ 1.80     $ 1.65       $   --          $   --        $   --        $   --
   8/31/09                     15.17      (0.25)*        2.87       2.62           --           (2.48)           --         (2.48)
   8/31/08                     16.97      (0.39)*        0.49       0.10           --           (1.90)           --         (1.90)
   8/31/07                     18.36      (0.26)*        0.73       0.47           --           (1.86)           --         (1.86)
   8/31/06                     17.74      (0.30)*        2.38       2.08           --           (1.47)           --         (1.47)
   8/31/05                     14.62      (0.28)         3.39       3.11           --              --            --            --

+    Unaudited.

*    Calculated based on average shares outstanding for the period.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period.

(2)  Redemption fees are reflected in total return calculations.

(3)  Amount is less than $0.01 per share.

(4)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          40 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE

                                                                 RATIO OF
                                                               EXPENSES TO                      RATIO OF NET
                                                               AVERAGE NET                       INVESTMENT
                                                RATIO OF       ASSETS WITH        RATIO OF      INCOME (LOSS)
              NET                    NET      EXPENSES TO      WAIVERS AND       EXPENSES TO     TO AVERAGE
             ASSET                 ASSETS,    AVERAGE NET     REIMBURSEMENTS     AVERAGE NET     NET ASSETS
             VALUE,     TOTAL      END OF     ASSETS WITH       (EXCLUDING     ASSETS WITHOUT   WITH WAIVERS   PORTFOLIO
REDEMPTION   END OF   INVESTMENT   PERIOD     WAIVERS AND      DIVIDEND AND      WAIVERS AND         AND        TURNOVER
   FEES      PERIOD  RETURN(1, 2)   (000)   REIMBURSEMENTS  INTEREST EXPENSE)  REIMBURSEMENTS  REIMBURSEMENTS    RATE
----------  -------  ------------ --------  --------------  -----------------  --------------  --------------  ---------


   $  --(3) $ 12.00     14.85%    $ 26,944       1.30%(4)          N/A              1.49%(4)        0.44%(4)       23%
      --(3)   10.49     (8.97)      21,466       1.30              N/A              1.74            1.29           66
      --(3)   11.87    (10.15)      56,652       1.39              N/A              1.54            0.47           54
    0.01      21.47     10.53       94,337       1.55              N/A              1.56           (0.09)          46
      --(3)   22.82      6.39      114,153       1.52              N/A              1.53           (0.34)          34
    0.01      24.75     22.65      138,143       1.53              N/A              1.54           (0.42)          38

   $  --(3) $ 11.58     14.77%    $ 49,825       1.55%(4)          N/A              1.74%(4)        0.20%(4)       23%
      --(3)   10.11     (9.20)      43,408       1.55              N/A              2.00            0.90           66
      --(3)   11.43    (10.40)      65,370       1.64              N/A              1.79            0.19           54
    0.01      21.02     10.26      154,546       1.80              N/A              1.81           (0.32)          46
      --(3)   22.40      6.12      230,362       1.77              N/A              1.78           (0.58)          34
    0.01      24.35     22.32      274,648       1.78              N/A              1.79           (0.64)          38


   $0.03     $17.58     11.62%    $121,783       3.28%(4)         2.50%(4)          3.33%(4)       (1.56)%(4)      36%
      --(3)   15.75     30.02       54,703       3.35             2.50              4.04           (1.85)         172
      --(3)   15.47      1.12       36,423       3.98             2.50              4.36           (2.27)         124
      --(3)   17.23      2.61       73,770       3.44             2.50              3.60           (1.17)          93
    0.01      18.57     12.93       90,313       3.24             2.50              3.40           (1.51)         109
    0.01      17.89     21.70       99,748       3.13             2.50              3.30           (1.82)         107

   $0.03     $16.99     10.97%    $ 77,286       3.53%(4)         2.75%(4)          3.58%(4)       (1.87)%(4)      36%
      --(3)   15.31     29.63       30,980       3.55             2.75              4.19           (2.09)         172
      --(3)   15.17      0.88        7,728       4.23             2.75              4.61           (2.51)         124
      --(3)   16.97      2.35       14,664       3.69             2.75              3.85           (1.42)          93
    0.01      18.36     12.69       20,706       3.48             2.75              3.65           (1.77)         109
    0.01      17.74     21.34       24,716       3.37             2.75              3.55           (2.07)         107


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 41

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                   NET REALIZED                            DISTRIBUTIONS
                               NET                     AND                   DIVIDENDS TO        TO
                              ASSET        NET      UNREALIZED      TOTAL    SHAREHOLDERS  SHAREHOLDERS
                              VALUE,   INVESTMENT   GAIN/(LOSS)     FROM       FROM NET       FROM NET
                            BEGINNING    INCOME/        ON       INVESTMENT   INVESTMENT      REALIZED        TOTAL      REDEMPTION
                            OF PERIOD    (LOSS)     INVESTMENTS  OPERATIONS     INCOME         GAINS      DISTRIBUTIONS     FEES
                            ---------  ----------  ------------  ----------  ------------  -------------  -------------  -----------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+    $ 8.34   $ 0.03*      $ 0.98         $ 1.01       $(0.07)      $   --          $(0.07)       $--
   8/31/09                      9.35     0.09*       (1.01)(4)      (0.92)       (0.09)          --(5)        (0.09)        --
   8/31/08                     11.45     0.08*       (0.76)         (0.68)       (0.06)       (1.36)          (1.42)        --
   8/31/07                     13.05     0.05*        2.44           2.49        (0.03)       (4.06)          (4.09)        --
   8/31/06                     14.02     0.04*        0.86           0.90        (0.02)       (1.85)          (1.87)        --
   8/31/05                     13.16       --(5)      3.22           3.22        (0.01)       (2.35)          (2.36)        --
   INVESTOR CLASS
   9/1/09 through 2/28/10+    $ 8.10   $ 0.02*      $ 0.95         $ 0.97       $(0.05)      $   --          $(0.05)       $--
   8/31/09                      9.08     0.07*       (0.98)(4)      (0.91)       (0.07)          --(5)        (0.07)        --
   8/31/08                     11.16     0.06*       (0.74)         (0.68)       (0.04)       (1.36)          (1.40)        --
   8/31/07                     12.81     0.02*        2.39           2.41           --        (4.06)          (4.06)        --
   8/31/06                     13.80    (0.01)*       0.87           0.86           --        (1.85)          (1.85)        --
   8/31/05                     13.02       --(5)      3.13           3.13           --        (2.35)          (2.35)        --

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+    $12.56   $ 0.05*      $ 1.13         $ 1.18       $(0.13)      $   --          $(0.13)       $--
   8/31/09                     13.61     0.19*       (1.03)         (0.84)       (0.12)       (0.09)          (0.21)        --
   8/31/08                     16.47     0.23*       (1.54)         (1.31)       (0.16)       (1.39)          (1.55)        --
   8/31/07                     15.69     0.16*        2.05           2.21        (0.13)       (1.30)          (1.43)        --
   8/31/06                     15.54     0.15*        1.03           1.18        (0.08)       (0.95)          (1.03)        --
   8/31/05                     13.29     0.07         2.83           2.90        (0.05)       (0.60)          (0.65)        --
   INVESTOR CLASS
   9/1/09 through 2/28/10+    $12.52   $ 0.03*      $ 1.13         $ 1.16       $(0.11)      $   --          $(0.11)       $--
   8/31/09                     13.56     0.16*       (1.03)         (0.87)       (0.08)       (0.09)          (0.17)        --
   8/31/08                     16.41     0.16*       (1.51)         (1.35)       (0.11)       (1.39)          (1.50)        --
   8/31/07                     15.63     0.11*        2.06           2.17        (0.09)       (1.30)          (1.39)        --
   8/31/06                     15.49     0.11*        1.03           1.14        (0.05)       (0.95)          (1.00)        --
   8/31/05                     13.26     0.03         2.83           2.86        (0.03)       (0.60)          (0.63)        --

ROBECO WPG SMALL CAP VALUE FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+    $10.57   $   --*(5)   $ 1.00         $ 1.00       $(0.03)      $   --          $(0.03)       $--(5)
   8/31/09                     12.18     0.03*       (1.62)         (1.59)       (0.01)       (0.01)          (0.02)        --
   8/31/08                     17.05     0.05        (2.46)         (2.41)       (0.01)       (2.45)          (2.46)        --
   8/31/07                     16.54     0.01         2.31           2.32           --        (1.81)          (1.81)        --
   8/31/06                     17.42       --(5)      1.10           1.10           --        (1.98)          (1.98)        --
   8/31/05(6)                  17.55    (0.04)       (0.09)         (0.13)          --           --              --         --
   12/31/04                    16.34       --(5)      3.11           3.11           --        (1.90)          (1.90)        --

+    Unaudited.

*    Calculated based on average shares outstanding.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period.

(2)  Redemption fees are reflected in total return calculations.

(3)  Annualized.

(4) In 2009, the investment advisor fully reimbursed the BP Mid Cap Value Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by 0.11% and net realized and unrealized gain/(loss) on investment by $0.01 per share.

(5)  Amount is less than $0.01.

(6)  For the period January 1, 2005 through August 31, 2005.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          42 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE

                                                                RATIO OF NET
                                                                 INVESTMENT
                                  RATIO OF        RATIO OF      INCOME (LOSS)
  NET                   NET      EXPENSES TO     EXPENSES TO     TO AVERAGE
 ASSET                ASSETS,    AVERAGE NET     AVERAGE NET     NET ASSETS
VALUE,      TOTAL      END OF    ASSETS WITH   ASSETS WITHOUT   WITH WAIVERS   PORTFOLIO
END OF   INVESTMENT   PERIOD    WAIVERS AND     WAIVERS AND         AND         TURNOVER
PERIOD  RETURN(1, 2)   (000)   REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS     RATE
------  ------------  ------   --------------  --------------  --------------  ---------


$ 9.28    12.11%      $55,282     1.00%(3)        1.38%(3)         0.63%(3)        20%
  8.34    (9.50)(4)    32,691     1.00            1.69             1.33            58
  9.35    (6.41)       35,056     1.00            1.48             0.80            64
 11.45    21.32        35,722     1.00            1.48             0.38            89
 13.05     6.82        27,538     1.00            1.38             0.28            97
 14.02    25.97        54,187     1.00            1.31             0.03            74

$ 9.02    12.01%      $18,210     1.25%(3)        1.63%(3)         0.40%(3)        20%
  8.10    (9.79)(4)    13,916     1.25            1.93             1.09            58
  9.08    (6.62)       17,202     1.25            1.73             0.55            64
 11.16    21.02        12,778     1.25            1.73             0.14            89
 12.81     6.59         5,334     1.25            1.70            (0.04)           97
 13.80    25.47         4,462     1.25            1.56            (0.22)           74



$13.61     9.42%      $80,395     0.95%(3)        1.21%(3)         0.75%(3)        20%
 12.56    (5.88)       63,085     0.95            1.50             1.79            55
 13.61    (8.55)       51,850     0.95            1.70             1.59            44
 16.47    14.38        13,720     0.95            2.24             0.92            45
 15.69     7.95         9,374     1.09            2.93             0.94            51
 15.54    22.33         7,315     1.25            3.90             0.53            29

$13.57     9.29%      $ 8,874     1.20%(3)        1.46%(3)         0.51%(3)        20%
 12.52    (6.15)        5,187     1.20            1.75             1.51            55
 13.56    (8.82)        3,164     1.20            1.95             1.10            44
 16.41    14.16         4,021     1.20            2.49             0.67            45
 15.63     7.72         3,739     1.34            3.19             0.69            51
 15.49    22.06         2,840     1.50            4.04             0.20            29



$11.54     9.50%      $34,157     1.70%(3)        1.71%(3)        (0.04)%(3)       43%
 10.57   (12.93)       35,405     1.61            1.95             0.37           137
 12.18   (15.12)       43,133     1.61            1.65             0.11           131
 17.05    14.28        53,962     1.47            1.47             0.09           138
 16.54     7.16        48,607     1.43            1.43             0.02           139
 17.42    (0.74)       52,368     1.57(3)         1.57(3)         (0.35)(3)       136
 17.55    19.35        57,787     1.55            1.55            (0.55)          159

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 43

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                        NET                                 DISTRIBUTIONS
                                 NET                  REALIZED                DIVIDENDS TO       TO
                                ASSET                   AND          TOTAL    SHAREHOLDERS  SHAREHOLDERS
                                VALUE,       NET     UNREALIZED      FROM       FROM NET      FROM NET
                              BEGINNING  INVESTMENT    GAIN ON    INVESTMENT   INVESTMENT     REALIZED        TOTAL      REDEMPTION
                              OF PERIOD    INCOME    INVESTMENTS  OPERATIONS     INCOME         GAINS     DISTRIBUTIONS     FEES
                              ---------  ----------  -----------  ----------  ------------  ------------  -------------  ----------
SAM SUSTAINABLE CLIMATE FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+      $ 6.65   $(0.03)*      $ 0.27       $ 0.24       $(0.01)       $   --        $(0.01)       $--(3)
   8/31/09                        8.36     0.01*        (1.67)       (1.66)       (0.05)           --         (0.05)        --
   10/1/07** through 8/31/08     10.00     0.02*        (1.66)       (1.64)          --            --            --         --
   INVESTOR CLASS
   9/1/09 through 2/28/10+      $ 6.64   $(0.04)*      $ 0.26       $ 0.22       $   --        $   --        $   --        $--(3)
   8/31/09                        8.36       --*(4)     (1.68)       (1.68)       (0.04)           --         (0.04)        --
   10/1/07** through 8/31/08     10.00     0.02*        (1.66)       (1.64)          --            --            --         --

SAM SUSTAINABLE WATER FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+      $ 6.75   $(0.01)*      $ 0.87       $ 0.86       $(0.03)       $   --        $(0.03)       $--(3)
   8/31/09                        8.78     0.04*        (2.01)       (1.97)       (0.06)           --         (0.06)        --
   10/1/07** through 8/31/08     10.00     0.04*        (1.26)       (1.22)          --            --            --         --
   INVESTOR CLASS
   9/1/09 through 2/28/10+      $ 6.73   $(0.02)*      $ 0.87       $ 0.85       $(0.02)       $   --        $(0.02)       $--(3)
   8/31/09                        8.78     0.04*        (2.04)       (2.00)       (0.05)           --         (0.05)        --
   10/1/07** through 8/31/08     10.00     0.04*        (1.26)       (1.22)          --            --            --         --
   CLASS C
   9/11/09** through 2/28/10+   $ 7.06   $(0.03)*        0.56       $ 0.53       $(0.02)       $   --        $(0.02)       $--(3)

SAM SUSTAINABLE GLOBAL ACTIVE FUND
   INSTITUTIONAL CLASS
   9/1/09 through 2/28/10+      $11.30   $ 0.04*       $ 0.92       $ 0.96       $(0.05)       $(0.90)       $(0.95)       $--(3)
   6/18/09** through 8/31/09     10.00     0.01*         1.29         1.30           --            --            --         --
   INVESTOR CLASS
   9/1/09 through 2/28/10+      $11.30   $ 0.02*       $ 0.93       $ 0.95       $(0.04)       $(0.90)       $(0.94)       $--(3)
   7/15/09** through 8/31/09     10.13       --*(4)      1.17         1.17           --            --            --         --

+    Unaudited

*    Calculated based on average shares outstanding for the period.

**   Commencement of operations.

(1) Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total return for periods less than one year has not been annualized.

(2)  Redemption fees are reflected in total return calculations.

(3)  Amount is less than $0.01 per share.

(4)  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          44 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)                 PER SHARE OPERATING PERFORMANCE

                                                 RATIO OF NET    RATIO OF NET
                                                  INVESTMENT      INVESTMENT
                      RATIO OF     RATIO OF      INCOME (LOSS)   INCOME (LOSS)
  NET                    NET      EXPENSES TO     EXPENSES TO     TO AVERAGE
ASSET                  ASSETS,    AVERAGE NET     AVERAGE NET     NET ASSETS
VALUE,      TOTAL      END OF     ASSETS WITH   ASSETS WITHOUT   WITH WAIVERS   PORTFOLIO
END OF   INVESTMENT    PERIOD     WAIVERS AND     WAIVERS AND         AND        TURNOVER
PERIOD  RETURN(1, 2)    (000)   REIMBURSEMENTS  REIMBURSEMENTS  REIMBURSEMENTS     RATE
------  ------------  --------  --------------  --------------  --------------  ---------


$ 6.88       3.55%     $ 3,298     1.50%(4)         7.81%(4)      (0.90)%(4)        23%
  6.65     (19.55)       3,045     1.50            11.64           0.19            129
  8.36     (16.40)       3,390     1.50(3)          9.18(3)        0.16(3)          34

$ 6.86       3.31%     $   365     1.75%(4)         8.04%(4)      (1.15)%(4)        23%
  6.64     (19.88)         309     1.75            11.56          (0.07)           129
  8.36     (16.40)         287     1.75(3)          8.93(4)       (0.09)(4)         34



$ 7.58      12.81%     $ 5,068     1.50%(4)         6.54%(4)      (0.20)%(4)        30%
  6.75     (22.24)       3,724     1.50             9.92           0.73             61
  8.78     (12.20)       4,071     1.50(3)          8.89(3)        0.42(3)          40

$ 7.56      12.64%     $   759     1.75%(4)         6.81%(4)      (0.44)%(4)        30%
  6.73     (22.66)         545     1.75             9.82           0.61             61
  8.78     (12.20)         423     1.75(4)          8.64(4)        0.17(4)          40

$ 7.57       7.48%     $    42     2.25%(4)         7.14%(4)      (0.89)%(4)        30%



$11.31       8.39%     $15,453     1.20%(4)         2.73%(4)       0.68%(4)         55%
 11.30      13.00       11,614     1.20(4)          4.06(4)        0.27(4)          72

$11.31       8.30%     $     9     1.45%(4)         2.96%(4)       0.31%(4)         55%
 11.30      11.55            4     1.45(4)          4.20(4)        0.13(4)          72

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                          SEMI-ANNUAL REPORT 2010 | 45

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series trust," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund") (collectively "BP Funds"), Robeco WPG Small Cap Value Fund ("WPG Small Cap Value Fund"), the SAM Sustainable Climate Fund, SAM Sustainable Water Fund and SAM Sustainable Global Active Fund (collectively "SAM Funds") (each a "Fund," collectively the "Funds"). As of February 28, 2010, the BP Funds and SAM Sustainable Global Active Fund each offer two classes of shares, Institutional Class and Investor Class. The WPG Small Cap Value Fund is a single class fund, offering only the Institutional Class of shares. The SAM Sustainable Climate Fund and the SAM Sustainable Water Fund each offer four classes of shares, Institutional Class, Investor Class, Class A and Class C.As of February 28, 2010, Class A Shares have not been issued.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families."

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

     The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of February 28, 2010 is included in each Fund's Portfolio of Investments.


                          46 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles.

     U.S.TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     OPTIONS WRITTEN --The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The BP All-Cap Value Fund, the WPG Small Cap Value Fund and the SAM Funds write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-


                          SEMI-ANNUAL REPORT 2010 | 47

ROBECO INVESTMENT FUNDS
counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

     The BP All-Cap Value Fund had transactions in options written during the six-month period ended February 28, 2010 as follows:

                                              NUMBER OF    PREMIUMS
                                              CONTRACTS    RECEIVED
                                              ---------   ---------
Options outstanding as of August 31, 2009       1,704     $ 900,977
Options written                                   478       141,273
Options closed                                   (761)     (520,689)
Options expired                                  (246)      (28,001)
Options exercised                                (525)     (321,793)
                                               ------     ---------
Options outstanding as of February 28, 2010       650     $ 171,767
                                               ======     =========

     SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

     In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six-month period ended February 28, 2010, the BP Long/Short Equity Fund had net charges of $490,164 on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

     As of February 28, 2010, the BP Long/Short Equity Fund had securities sold short valued at $38,074,395 for which securities of $63,534,978 and cash deposits of $39,519,871 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs (the Fund's prime broker), the BP Long/Short Equity Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the Libor rate plus an agreed upon spread.

     The BP Long/Short Equity Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six-month period ended February 28, 2010:

                AVERAGE DAILY   WEIGHTED AVERAGE
DAYS UTILIZED    BORROWINGS       INTEREST RATE
-------------   -------------   ----------------
     181          $5,875,832         1.09%

     As of February 28, 2010, the Fund had borrowings of $5,597,116. Interest expense for the six-month period ended February 28, 2010 totaled $32,384.

2. TRANSACTIONS WITH INVESTMENT ADVISOR AND OTHER SERVICES

     Robeco Investment Management, Inc. ("Robeco") provides investment advisory services to the BP Funds and the WPG Small Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.80%


                          48 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS
of the BP Mid Cap Value Fund's average daily net assets and 0.80% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly.

     Until December 31, 2011, Robeco has contractually agreed to limit the BP Funds' total operating expenses (other than brokerage commissions, extraordinary items, interest, dividends on short sales, or taxes) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on each Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. Robeco may not recoup any of its waived investment advisory fees.

                             INSTITUTIONAL   INVESTOR
                             -------------   --------
BP Small Cap Value Fund II       1.30%         1.55%
BP Long/Short Equity Fund        2.50%         2.75%
BP Mid Cap Value Fund            1.00%         1.25%
BP All-Cap Value Fund            0.95%         1.20%

     For its advisory services with respect to the WPG Small Cap Value Fund, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small Cap Value Fund   0.90% of net assets up to $300 million
                           0.80% of net assets $300 million to $500 million
                           0.75% of net assets in excess of $500 million

     Until December 31, 2011, Robeco has contractually agreed to limit the WPG Small Cap Value Fund's operating expenses to 1.70% as a percentage of each Fund's average daily net assets. Robeco may not recoup any of its waived investment advisory fees.

     Sustainable Asset Management USA, Inc. ("SAM") provides investment advisory services to the SAM Funds. SAM is an affiliate of Robeco Investment Management, Inc., and a subsidiary of Robeco Groep. SAM is entitled to an advisory fee at the annual rate of 1.00% of SAM Sustainable Climate Fund and SAM Sustainable Water Fund and 0.80% of SAM Sustainable Global Active Fund's average daily net assets, computed daily and payable monthly.

     Until December 31, 2011, SAM has contractually agreed to limit the SAM Funds' total operating expenses (other than brokerage commissions, extraordinary items, interest or taxes) to the extent that such expenses exceed certain ratios. SAM has agreed to waive fees and reimburse expenses to the extent that total operating expenses of the SAM Sustainable Climate Fund and the SAM Sustainable Water Fund exceed to 1.50% for the Institutional Class, 1.75% for the Investor Class and 2.25% for Class C of the Funds' average daily net assets attributable to the respective class. For the Institutional Class, SAM has agreed to waive fees and reimburse expenses to the extent that the total operating expenses of the SAM Sustainable Global Active Fund exceed 1.20% of the first $50 million of the Fund's average daily net assets, 1.10% of the Fund's average daily net assets between $50 million and $100 million and 1.00% of the Fund's average daily net assets in excess of $100 million. For the Investor Class, SAM has agreed to waive fees and reimburse expenses to the extent that the total operating expenses of the SAM Sustainable Global Active Fund exceed 1.45% of the first $50 million of the Fund's average daily net assets, 1.35% of the Fund's average daily net assets between $50 million and $100 million and 1.25% of the Fund's average daily net assets in excess of $100 million. SAM may not recoup any of its waived investment advisory fees.

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily net assets, subject to certain minimum monthly fees.

     Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each Fund in proportion to its net assets of the Company.

     In addition, PNC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agency services, PNC is entitled to receive a minimum monthly fee.

     PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Groups, Inc. and provides certain custodial services to the Funds. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Funds' average daily net assets, is subject to certain minimum monthly fees.


                          SEMI-ANNUAL REPORT 2010 | 49

ROBECO INVESTMENT FUNDS

     The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted a separate Plan of Distribution for the Investor Class (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, PFPC Distributors, Inc. (the "Distributor") is entitled to receive from the Funds a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Funds' 12b-1 Plan.

     A contingent deferred sales charge is imposed when Class C Shares are redeemed within the first year of purchase.

3. DIRECTORS/COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six-month period ended February 28, 2010 was $35,429. Certain employees of PNC are Officers of the Company. They are not compensated by the Funds or the Company.

4. INVESTMENT IN SECURITIES

     For the six-month period ended February 28, 2010, aggregate purchases and sales of investment securities (excluding investments and U.S. government obligations) were as follows:

                                       PURCHASES       SALES
                                     ------------   -----------
BP Small Cap Value Fund II           $ 18,793,680   $15,645,944
BP Long/Short Equity fund             152,156,316    52,092,066
BP Mid Cap Value Fund                  30,510,682    10,705,159
BP All-Cap Value Fund                  29,400,963    15,693,672
WPG Small Cap Value Fund               14,911,904    17,615,492
SAM Sustainable Climate Fund            1,034,684       819,888
SAM Sustainable Water Fund              2,283,856     1,389,623
SAM Sustainable Global Active Fund      9,721,727     6,913,609

5. CAPITAL SHARE TRANSACTIONS

     As of February 28, 2010, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small Cap Value Fund, which has 50,000,000 shares of $0.001 par value common stock authorized.

     As of February 28, 2010, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many underlying shareholders.

BP Small Cap Value Fund II (3 shareholders)           65%
BP Long/Short Equity Fund (2 shareholders)            62%
BP Mid Cap Value Fund (2 shareholder)                 75%
BP All-Cap Value Fund (1 shareholder)                 56%
SAM Sustainable Climate Fund (1 shareholder)          72%
SAM Sustainable Water Fund (2 shareholders)           62%
SAM Sustainable Global Active Fund (2 shareholders)   90%

6. SECURITIES LENDING

     Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. During the six-month period ended February 28, 2010, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 28, 2010 and the income generated from the program during the six-month period ended February 28, 2010 with respect to such loans is as follows:


                          50 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

                                       MARKET VALUE                    INCOME RECEIVED
                                       OF SECURITIES    MARKET VALUE   FROM SECURITIES
FUND                                      LOANED       OF COLLATERAL        LENDING
----                                   -------------   -------------   ---------------
BP Small Cap Value Fund II              $ 7,818,520     $ 8,234,440         $4,016
BP Long/Short Equity Fund                16,438,176      17,286,130          2,642
BP Mid Cap Value Fund                    18,241,547      18,885,658            884
BP All-Cap Value Fund                    11,037,107      11,504,751            444
WPG Small Cap Value Fund                  3,771,962       4,013,270            878
SAM Sustainable Climate Fund                415,402         452,055          1,215
SAM Sustainable Water Fund                   56,588          58,800            361
SAM Sustainable Global Activity Fund        635,452         658,204             26

7. REDEMPTION FEES

     There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on the BP Small Cap Value Fund II and the SAM Funds. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

8. FEDERAL INCOME TAX INFORMATION

     Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2006 - 2009) and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2010, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                        FEDERAL TAX    UNREALIZED     UNREALIZED    NET UNREALIZED
FUND                                       COST       APPRECIATION   DEPRECIATION    APPRECIATION
----                                   ------------   ------------   ------------   --------------
BP Small Cap Value Fund II             $ 74,883,242    $14,446,511   $(6,397,479)     $ 8,049,032
BP Long/Short Equity Fund               196,406,943     19,133,214    (4,478,582)      14,654,632
BP Mid Cap Value Fund                    84,633,701      7,004,539    (2,333,039)       4,671,500
BP All-Cap Value Fund                    90,772,345     10,289,663    (3,418,090)       6,871,573
WPG Small Cap Value Fund                 32,912,202      5,670,557      (829,760)       4,840,797
SAM Sustainable Climate Fund              3,874,963        478,112      (278,620)         199,492
SAM Sustainable Water Fund                5,142,560        631,480      (225,491)         405,989
SAM Sustainable Global Activity Fund     14,726,419      1,305,515      (253,988)       1,051,527

     Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

     As of August 31 2009, the components of distributable earnings on a tax basis were as follows:

                                     UNDISTRIBUTED   UNDISTRIBUTED
                                        ORDINARY       LONG-TERM
FUND                                    INCOME           GAINS
----                                 -------------   -------------
BP Small Cap Value Fund II              $     --         $--
BP Long/Short Equity Fund                     --          --
BP Mid Cap Value Fund                    232,015          --
BP All-Cap Value Fund                    791,371          --
WPG Small Cap Value Fund                 107,004          --
SAM Sustainable Climate Fund               3,191          --
SAM Sustainable Water Fund                21,610          --
SAM Sustainable Global Active Fund       646,846          --


                          SEMI-ANNUAL REPORT 2010 | 51

ROBECO INVESTMENT FUNDS

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of distributions paid during the fiscal year ended August 31, 2009 were as follows:

                                                    2009
                               -----------------------------------------------
                                ORDINARY    LONG-TERM   RETURN OF
FUND                             INCOME       GAINS      CAPITAL       TOTAL
----                           ----------   ---------   ---------   ----------
BP Small Cap Value Fund II     $1,343,179    $     --    $269,326   $1,612,505
BP Long/Short Equity Fund       4,901,142          --          --    4,901,142
BP Mid Cap Value Fund             452,583         882          --      453,465
BP All-Cap Value Fund             474,174     353,246          --      827,420
WPG Small Cap Value Fund           88,822          --          --       88,822
SAM Sustainable Climate Fund       23,697          --          --       23,697
SAM Sustainable Water Fund         31,563          --          --       31,563

     Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

     For Federal income tax purposes, capital loss carryforwards represent net realized capital losses of a Fund that may be carried forward for a maximum of eight years and applied against future net capital gains. As of August 31, 2009, the following Funds had capital loss carryforwards available to offset future realized capital gains through the expiration dates indicated below:

FUND                              2016          2017         TOTAL
----                           ----------   -----------   -----------
BP Small Cap Value Fund II     $       --   $15,908,734   $15,908,734
BP Long/Short Equity Fund       3,108,415     1,948,489     5,056,904
BP Mid Cap Value Fund                  --     2,550,027     2,550,027
BP All-Cap Value Fund                  --     1,022,337     1,022,337
WPG Small Cap Value Fund               --     7,340,717     7,340,717
SAM Sustainable Climate Fund        4,482     1,030,355     1,034,837
SAM Sustainable Water Fund             --       183,846       183,846

     Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, losses of $2,326,868 for the BP Long/Short Equity Fund which were acquired in its reorganization with WPG 130/30 Large Cap Core Fund (see Note 9) were reclassed to paid-in capital since they will not be available to offset future capital gains.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended August 31, 2009, the following Funds will defer post-October capital and foreign currency losses to the fiscal year ended August 31, 2010.

FUND                             CAPITAL     FOREIGN CURRENCY
----                           -----------   ----------------
BP Small Cap Value Fund II     $18,575,127      $    --
BP Long/Short Equity Fund        3,594,095       15,313
BP Mid Cap Value Fund            4,299,397           --
BP All-Cap Value Fund            2,756,066           --
WPG Small Cap Value Fund         7,972,056           --
SAM Sustainable Climate Fund       462,752        1,440
SAM Sustainable Water Fund         814,646        1,398

9. FUND REORGANIZATION

     The Board of Directors of the Company and the stockholders of the WPG 130/30 Large Cap Core Fund approved a plan of reorganization pursuant to which the assets and identified liabilities of the WPG 130/30 Large Cap Core Fund were transferred into the BP Long/Short Equity Fund in exchange for 746,155 Institutional Class shares of the BP Long/Short Equity Fund with a Net Asset Value of $10.72. The reorganization was a tax-free event and took place on April 20, 2009.


                          52 | SEMI-ANNUAL REPORT 2010

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

     The following information relates to the Funds immediately prior and immediately after the consummation of the reorganization:

                                                            SHARES                    UNREALIZED     CAPITAL LOSS
FUND                                                     OUTSTANDING    NET ASSETS   DEPRECIATION   CARRY FORWARD
----                                                     -----------   -----------   ------------   ------------
WPG 130/30 Large Cap Core Fund (before reorganization)     834,162     $ 8,000,331   $(1,467,735)    $(5,435,283)
BP Long/Short Equity Fund Fund (before reorganization)   1,872,054      25,301,128           N/A             N/A
BP Long/Short Equity Fund Fund (after reorganization)    2,618,209      33,301,459           N/A             N/A

10. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

11. SUBSEQUENT EVENT

     Management has evaluated the impact of all subsequent events on the Fund(s) through the date the financial statements were issued, and has determined that there were the following subsequent events:

     A. On February 2, 2010,The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.


     B. At a meeting of the Board of Directors of RBB (the "Board") held on March 11, 2010, the Board unanimously voted to approve, subject to shareholder approval, the Agreement and Plan of Reorganization whereby the Boston Partners Mid Cap Value Fund (the "Fund") would be reorganized into the John Hancock Disciplined Mid Cap Value Fund (the "New Fund"). The New Fund is a newly organized series of John Hancock Funds III with substantially identical investment objectives to the Fund, but it will be offered and managed through the John Hancock organization. Robeco would serve as the New Fund's subadviser with responsibility for the day-to-day portfolio management and John Hancock Investment Management Services, LLC would act as the New Fund's adviser.

     A Special Meeting of Shareholders of the Fund will be held on or about July 7, 2010 at which shareholders of the Fund will be asked to consider and approve the Agreement and Plan of Reorganization. Shareholders of record of the Fund as of April 8, 2010 will be entitled to vote and should expect to receive a prospectus providing more information about the New Fund and a proxy statement describing the proposed reorganization. If approved by shareholders at the Special Meeting, the reorganization will take place at the close of business on or about July 9, 2010.

     C. Effective March 1, 2010, Robeco has contractually agreed to waive additional fees for the BP All-Cap Value Fund through December 31, 2011. Robeco has agreed to limit total operating expenses (other than brokerage commissions, extraordinary items, interest, dividends on short sales or taxes) to the extent that such expenses exceed the following ratios:

                        INSTITUTIONAL   INVESTOR
                        -------------   --------
BP All-Cap Value Fund       0.70%         0.95%


                          SEMI-ANNUAL REPORT 2010 | 53

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(800) 261-4073 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.


                          54 | SEMI-ANNUAL REPORT 2010

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISERS
                        Robeco Investment Management Inc.
                                909 Third Avenue
                               New York, NY 10022
                                       or
                     Sustainable Asset Management USA, Inc.
                          909 Third Avenue, 32nd Floor
                               New York, NY 10022
                                       and
                                Josefstrasse 218
                           CH-8005 Zurich, Switzerland

                                  ADMINISTRATOR
                  PNC Global Investment Servicing (U.S.), Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                  PNC Global Investment Servicing (U.S.), Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860

                              PRINCIPAL UNDERWRITER
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406

                                    CUSTODIAN
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                                     COUNSEL
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                           Philadelphia, PA 19103-6996

                               THE SCHNEIDER FUNDS
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

Fellow Shareholder:

     The semi-annual report for the Schneider Funds covers the six months ended February 28, 2010.

INVESTMENT REVIEW

     U.S. equity markets continued their upward momentum during the period as the broad market Russell 3000 Index rose 10.0%. Signs of improving health in global economies and financial conditions offered evidence of a sustained and broader global expansion. The U.S. economy strengthened during the period, and inflation remained subdued.

     The performance of both Funds continued their healthy resurgence since the November 2008 market bottom. Our patience was rewarded by sticking with a number of holdings that were hit hard during the financial crisis. Strong returns were also driven by new investment opportunities, primarily in the energy and technology sectors that surfaced during the 2008 market meltdown.

     Historically, our investment process has enjoyed a nice tailwind when the U.S. economy is in the recovery phase and moving toward expansion. The nature of our deep value approach generally results in a portfolio of companies whose businesses are more cyclical and economically sensitive than the benchmark as a whole. From our experience, the economic and financial climate should be supportive for our disciplined investment approach. We believe the investments in the Funds as a whole are cheaply valued, focused in several high-conviction areas, and invested in companies that have reasonable prospects for healthy earnings improvement.

OUTLOOK

     Recent data confirm our opinion that the U.S. economy is on a path to a modest, self-sustaining cyclical expansion. Favorable trends continued in manufacturing, consumer spending, corporate profits and credit conditions, and more signs emerged that housing and employment are stabilizing. Powerful emerging market economies are helping exports.

     The picture looks cloudier in 2011 when short-term interest rates will likely be higher and, as proposed by the Administration, some of the 2001 tax cuts are allowed to expire. The private sector will probably have improved enough to relieve most of these headwinds, while bank lending to small businesses and consumers should loosen up by that time. Recent surveys indicate that banks have ceased tightening their lending standards on many types of loans, but they have yet to begin unwinding the considerable tightening that occurred over the past 2+ years.

     Beyond next year, the hangover from continued private sector debt deleveraging and negative fallout from our government fiscal problems will combine to dampen the long-term growth potential for the U.S. economy. The recently passed health care entitlements further exacerbate these headwinds in our opinion. The bill does little to control health care costs which currently stand at 16% of GDP, nearly twice the average of other developed economies. Not only is the legislation not completely paid for, which will add to our deficit, but the taxes collected for this entitlement will not be available for paying down our national debt. We believe the bill will add to our deficit beginning in 2014 as the outlays begin to ramp up. With interest expense approaching the critical level of 10% of government revenues by that time, our country's coveted AAA credit rating will be in jeopardy.

     "What does not kill you makes you stronger." Financial and non-financial public companies that survived the deep recession are, in general, more efficient and productive enterprises that have substantial operating leverage to benefit from any meaningful increase in sales. On the whole, the economic climate this year and next should be constructive for a continued corporate profit recovery.

     Thank you for the confidence you have placed in us.


/s/ Arnold C. Schneider

Arnold C. Schneider III, CFA
Portfolio Manager
Schneider Capital Management

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                                PERFORMANCE DATA
                          FEBRUARY 28, 2010 (UNAUDITED)

              Total Returns for the Periods Ended February 28, 2010

                                         AVERAGE ANNUAL
                                       ------------------
                                SIX      ONE                   SINCE
                              MONTHS    YEAR   FIVE YEARS   INCEPTION*
                              ------   -----   ----------   ----------
SCHNEIDER VALUE                9.32%   83.05%    -3.23%       8.63%
RUSSELL 1000(R) VALUE INDEX    8.52%   56.50%    -0.49%       6.72%

*    INCEPTION DATE 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management contractually agreed to waive a portion of its advisory fee and reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund's gross and net annual operating expenses, as stated in the current prospectus, are 1.14% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $12.98 per share on February 28, 2010, adjusted for dividends and distributions totaling $6.44 per share paid from net investment income and realized gains.

Portfolio composition is subject to change.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                                PERFORMANCE DATA
                          FEBRUARY 28, 2010 (UNAUDITED)

              Total Returns for the Periods Ended February 28, 2010

                                                    AVERAGE ANNUAL
                                                ----------------------
                                SIX      ONE                               SINCE
                              MONTHS    YEAR    FIVE YEARS   TEN YEARS   INCEPTION*
                              ------   ------   ----------   ---------  -----------
SCHNEIDER SMALL CAP VALUE     16.12%   119.43%    -0.69%      11.61%       15.84%
RUSSELL 2000(R) VALUE INDEX   10.53%    65.93%     0.70%       8.08%        8.32%

*    INCEPTION DATE 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management contractually agreed to waive a portion of its advisory fee and reimburse a portion of the Fund's operating expenses, as necessary, to maintain the expense limitation, as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund's gross and net annual operating expenses, as stated in the current prospectus, are 1.43% and 1.16%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $14.25 per share on February 28, 2010, adjusted for dividends and distributions totaling $29.52 per share paid from net investment income and realized gains.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. Portfolio composition is subject to change.

                               THE SCHNEIDER FUNDS
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2009 through February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                SCHNEIDER VALUE FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2009        FEBRUARY 28, 2010    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,093.20             $4.67
Hypothetical (5% return before expenses)           1,000.00                 1,020.28              4.52

                                                           SCHNEIDER SMALL CAP VALUE FUND
                                           ---------------------------------------------------------------
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE    EXPENSES PAID
                                              SEPTEMBER 1, 2009        FEBRUARY 28, 2010    DURING PERIOD*
                                           -----------------------   --------------------   --------------
Actual                                            $1,000.00                $1,161.20             $6.16
Hypothetical (5% return before expenses)           1,000.00                 1,019.02              5.77

* Expenses are equal to an annualized six-month expense ratio of 0.90% for the Schneider Value Fund and 1.15% for the Schneider Small Cap Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual six-month total return for each Fund of 9.32% for the Schneider Value Fund and 16.12% for the Schneider Small Cap Value Fund.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                        % OF NET
                                                          ASSETS       VALUE
                                                        --------   -------------
Domestic Common Stocks:
   Banks ............................................      15.5%   $ 20,132,846
   Oil & Gas ........................................      13.5      17,585,897
   Coal .............................................       9.6      12,517,464
   Insurance ........................................       8.6      11,123,440
   Energy & Utilities ...............................       6.8       8,871,638
   Semiconductors ...................................       6.7       8,744,106
   Home Builders ....................................       5.8       7,501,747
   Real Estate Investment Trusts ....................       5.2       6,733,141
   Computers ........................................       4.1       5,320,087
   Electronics ......................................       3.1       3,983,157
   Automobile Parts & Equipment .....................       2.9       3,796,389
   Food .............................................       2.7       3,495,255
   Aerospace & Defense ..............................       2.2       2,873,780
   Retail ...........................................       1.9       2,398,062
   Automobile Manufacturers .........................       1.8       2,322,815
   Media ............................................       1.5       1,944,006
   Leisure Time .....................................       1.2       1,569,834
   Health Care - Services ...........................       1.2       1,566,238
   Life & Health Insurance ..........................       0.6         718,261
   Health Care - Products ...........................       0.1         188,430
Exchange Traded Fund ................................       3.6       4,665,939
Securities Lending Collateral .......................      28.9      37,573,417
Liabilities in Excess of Other Assets ...............     (27.5)    (35,735,338)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $129,890,611
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

                                                        % OF NET
                                                          ASSETS       VALUE
                                                        --------   -------------
Domestic Common Stocks:
   Semiconductors ...................................      14.3%   $ 13,449,620
   Banks ............................................      13.2      12,383,092
   Coal .............................................      11.7      10,933,249
   Aerospace & Defense ..............................       6.7       6,284,319
   Oil & Gas ........................................       6.4       6,021,265
   Internet .........................................       6.3       5,873,638
   Commercial Services ..............................       6.0       5,646,647
   Computers ........................................       4.4       4,093,376
   Home Builders ....................................       4.1       3,883,158
   Insurance ........................................       2.8       2,665,697
   Retail ...........................................       2.7       2,546,232
   Real Estate Investment Trusts ....................       2.6       2,434,740
   Energy & Utilities ...............................       1.9       1,771,022
   Industrial .......................................       1.7       1,621,559
   Automobile Manufacturers .........................       1.7       1,601,724
   Apparel ..........................................       1.7       1,557,288
   Leisure Time .....................................       1.4       1,286,248
   Healthcare - Products ............................       1.4       1,263,307
   Building Materials ...............................       1.3       1,259,523
   Chemicals ........................................       1.2       1,147,800
   Software .........................................       1.1       1,070,177
   Metals Fabricating ...............................       1.1       1,042,638
   Automobile Parts & Equipment .....................       1.1       1,037,331
   Airlines .........................................       1.0         961,807
   Healthcare - Services ............................       0.7         639,140
   Food .............................................       0.7         625,562
   Transportation ...................................       0.6         537,128
   Savings & Loans ..................................       0.5         439,174
   Real Estate ......................................       0.4         374,136
   Electronics ......................................       0.1         122,855
   Machinery - Diversified ..........................       0.0          13,078
Exchange Traded Fund ................................       2.7       2,566,065
Corporate Bonds .....................................       0.0          19,978
Securities Lending Collateral .......................      28.8      27,000,201
Liabilities in Excess of Other Liabilities ..........     (32.3)    (30,329,059)
                                                          -----    ------------
NET ASSETS ..........................................     100.0%   $ 93,843,715
                                                          =====    ============

----------
Portfolio holdings are subject to change at any time.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                     SHARES           VALUE
                                                 -------------   ---------------
DOMESTIC COMMON STOCKS -- 95.0%
AEROSPACE & DEFENSE -- 2.2%
Boeing Co. (The) .............................          45,500   $     2,873,780
                                                                 ---------------
AUTOMOBILE MANUFACTURERS -- 1.8%
Navistar International Corp. * ...............          59,316         2,322,815
                                                                 ---------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.9%
Magna International, Inc., Class A ...........          66,615         3,796,389
                                                                 ---------------
BANKS -- 15.5%
Bank of America Corp. ........................         364,025         6,064,657
Citigroup, Inc. * ............................         389,400         1,323,960
Regions Financial Corp. (a) ..................         741,010         5,001,818
Suntrust Banks, Inc. .........................          62,000         1,476,220
Wells Fargo & Co. ............................         229,195         6,266,191
                                                                 ---------------
                                                                      20,132,846
                                                                 ---------------
COAL -- 9.6%
Arch Coal, Inc. ..............................         358,845         8,070,424
Consol Energy, Inc. ..........................          88,305         4,447,040
                                                                 ---------------
                                                                      12,517,464
                                                                 ---------------
COMPUTERS -- 4.1%
Dell, Inc. *(a) ..............................         402,123         5,320,087
                                                                 ---------------
ELECTRONICS -- 3.1%
Avnet, Inc. * ................................         144,265         3,983,157
                                                                 ---------------
ENERGY & UTILITIES -- 6.8%
Allegheny Energy, Inc. .......................         200,115         4,532,605
RRI Energy, Inc. *(a) ........................       1,020,949         4,339,033
                                                                 ---------------
                                                                       8,871,638
                                                                 ---------------
FOOD -- 2.7%
Smithfield Foods, Inc. * .....................          28,225           485,752
Tyson Foods, Inc., Class A (a) ...............         176,614         3,009,503
                                                                 ---------------
                                                                       3,495,255
                                                                 ---------------
HEALTH CARE - PRODUCTS -- 0.1%
Boston Scientific Corp. * ....................          24,345           188,430
                                                                 ---------------
HEALTH CARE - SERVICES -- 1.2%
Brookdale Senior Living, Inc. * ..............          87,110         1,566,238
                                                                 ---------------

                                                     SHARES           VALUE
                                                 -------------   ---------------
HOME BUILDERS -- 5.8%
NVR, Inc. *(a) ...............................           6,869   $     4,865,313
Pulte Homes, Inc. *(a) .......................         243,438         2,636,434
                                                                 ---------------
                                                                       7,501,747
                                                                 ---------------
INSURANCE -- 8.6%
Allstate Corp., (The) (a) ....................         106,830         3,338,437
Assured Guaranty, Ltd. (a) ...................         110,241         2,326,085
Brown & Brown, Inc. ..........................          77,210         1,295,584
Fidelity National Financial, Inc., Class A ...          30,676           437,133
Genworth Financial, Inc., Class A * ..........         162,081         2,583,571
RenaissanceRe Holdings, Ltd. .................          20,640         1,142,630
                                                                 ---------------
                                                                      11,123,440
                                                                 ---------------
LEISURE TIME -- 1.2%
Carnival Corp. * .............................          43,655         1,569,834
                                                                 ---------------
LIFE & HEALTH INSURANCE -- 0.6%
AFLAC, Inc. ..................................          14,525           718,261
                                                                 ---------------
MEDIA -- 1.5%
Liberty Media Corp., Series A * ..............          57,447         1,944,006
                                                                 ---------------
OIL & GAS -- 13.5%
Chesapeake Energy Corp. (a) ..................         322,416         8,566,593
EQT Corp. ....................................          91,871         4,020,275
Forest Oil Corp. *(a) ........................         184,466         4,999,029
                                                                 ---------------
                                                                      17,585,897
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
Annaly Capital Management, Inc. ..............         241,098         4,431,381
MFA Financial, Inc. ..........................         115,240           834,338
Redwood Trust, Inc. ..........................         102,977         1,467,422
                                                                 ---------------
                                                                       6,733,141
                                                                 ---------------
RETAIL -- 1.9%
Best Buy Co, Inc. (a) ........................          24,050           877,825
J.C. Penney Co., Inc. ........................          55,121         1,520,237
                                                                 ---------------
                                                                       2,398,062
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                     SHARES           VALUE
                                                 -------------   ---------------
SEMICONDUCTORS -- 6.7%
ASML Holding N.V .............................          63,500   $     1,957,705
International Rectifier Corp. * ..............         227,723         4,606,836
Lam Research Corp. * .........................          64,275         2,179,565
                                                                 ---------------
                                                                       8,744,106
                                                                 ---------------
TOTAL DOMESTIC COMMON STOCKS
(Cost $106,404,077) ..........................                       123,386,593
                                                                 ---------------
EXCHANGE TRADED FUND -- 3.6%
FINANCE -- 3.6%
iShares Russell 1000 Value
   Index Fund (a) ............................          81,175         4,665,939
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $4,565,784) ......................                         4,665,939
                                                                 ---------------

                                                     SHARES           VALUE
                                                 -------------   ---------------
SECURITIES LENDING COLLATERAL -- 28.9%
Institutional Money Market Trust .............      37,573,417   $    37,573,417
                                                                 ---------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $37,573,417) .....................                        37,573,417
                                                                 ---------------
TOTAL INVESTMENTS -- 127.5%
   (Cost $148,543,278) .......................                       165,625,949
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (27.5)% .........................                       (35,735,338)
                                                                 ---------------
NET ASSETS -- 100.0% .........................                   $   129,890,611
                                                                 ===============

*    Non-income producing.

(a)  -- All or a portion of the security is on loan. (see note 7)

The following is a summary of inputs used, as of February 28, 2010, in valuing the Fund's investments carried at market value (See Note 1 to Financial Statements):

                                                                         LEVEL 2        LEVEL 3
                                          TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                       VALUE AS OF         QUOTED       OBSERVABLE   UNOBSERVABLE
                                    FEBRUARY 28, 2010       PRICE         INPUTS        INPUTS
                                    -----------------   ------------   -----------   ------------
Domestic Common Stocks* .........      $123,386,593     $123,386,593       $--            $--
Exchange Traded Fund ............         4,665,939        4,665,939        --             --
Securities Lending Collateral ...        35,573,417       35,573,417        --             --
                                       ------------     ------------       ---            ---
Total ...........................      $165,625,949     $165,625,949        --             --
                                       ============     ============       ===            ===

* Please refer to the Portfolio of Investments for industry and security type breakouts.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                     SHARES           VALUE
                                                 -------------   ---------------
DOMESTIC COMMON STOCKS -- 100.8%
AEROSPACE & DEFENSE -- 6.7%
AAR Corp. * (a) ..............................         166,425   $     3,774,519
BE Aerospace, Inc. * .........................          68,070         1,763,013
Triumph Group, Inc. ..........................          14,268           746,787
                                                                 ---------------
                                                                       6,284,319
                                                                 ---------------
AIRLINES -- 1.0%
AirTran Holdings, Inc. * (a) .................         199,545           961,807
                                                                 ---------------
APPAREL -- 1.7%
Barry (R.G.) Corp. ...........................         125,059         1,211,822
Liz Claiborne, Inc. * (a) ....................          49,995           345,466
                                                                 ---------------
                                                                       1,557,288
                                                                 ---------------
AUTOMOBILE MANUFACTURERS -- 1.7%
Wabash National Corp. * ......................         544,804         1,601,724
                                                                 ---------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.1%
American Axle & Manufacturing Holdings,
   Inc. * ....................................          26,299           257,993
Magna International, Inc., Class A ...........          13,675           779,338
                                                                 ---------------
                                                                       1,037,331
                                                                 ---------------
BANKS -- 13.2%
Associated Banc-Corp .........................          24,840           320,684
Boston Private Financial Holdings, Inc. ......           1,828            12,522
Cathay General Bancorp (a) ...................          99,060           963,854
Citizens Republic Bancorp, Inc. * ............       1,969,921         1,388,794
First BanCorp. (a) ...........................         952,262         2,018,796
MainSource Financial Group, Inc. .............          27,726           177,169
Regions Financial Corp. (a) ..................         383,335         2,587,511
Sandy Spring Bancorp, Inc. ...................          22,617           319,804
South Financial Group, Inc. (The) (a) ........         196,176           111,820
Susquehanna Bancshares, Inc. (a) .............         374,945         3,130,791
Synovus Financial Corp. ......................         312,400           890,340
Wilmington Trust Corp. (a) ...................          31,970           461,007
                                                                 ---------------
                                                                      12,383,092
                                                                 ---------------
BUILDING MATERIALS -- 1.3%
Builders FirstSource, Inc. * (a) .............         399,091         1,197,273
Louisiana-Pacific Corp. * ....................           8,180            62,250
                                                                 ---------------
                                                                       1,259,523
                                                                 ---------------

                                                     SHARES           VALUE
                                                 -------------   ---------------
CHEMICALS -- 1.2%
A. Schulman, Inc. ............................          25,981   $       612,112
Kraton Performance Polymers, Inc. * ..........          39,710           535,688
                                                                 ---------------
                                                                       1,147,800
                                                                 ---------------
COAL -- 11.7%
Arch Coal, Inc. ..............................         267,935         6,025,858
Cloud Peak Energy, Inc. * ....................          35,410           538,586
Massey Energy Co. ............................         101,435         4,368,805
                                                                 ---------------
                                                                      10,933,249
                                                                 ---------------
COMMERCIAL SERVICES -- 6.0%
Administaff, Inc. ............................          55,356           997,515
Aegean Marine Petroleum Network, Inc. ........          85,093         2,438,765
Hudson Highland Group, Inc. * ................         506,965         2,210,367
                                                                 ---------------
                                                                       5,646,647
                                                                 ---------------
COMPUTERS -- 4.4%
Insight Enterprises, Inc. * ..................         123,960         1,585,448
Ness Technologies, Inc. * ....................         208,029         1,185,765
Xyratex Ltd. * ...............................         100,088         1,322,163
                                                                 ---------------
                                                                       4,093,376
                                                                 ---------------
ELECTRONICS -- 0.1%
Arrow Electronics, Inc. * ....................           4,355           122,855
                                                                 ---------------
ENERGY & UTILITIES -- 1.9%
RRI Energy, Inc. * (a) .......................         416,711         1,771,022
                                                                 ---------------
FOOD -- 0.7%
Sanderson Farms, Inc. (a) ....................          12,777           625,562
                                                                 ---------------
HEALTHCARE - PRODUCTS -- 1.4%
Orthofix International N.V. * ................          37,058         1,263,307
                                                                 ---------------
HEALTHCARE - SERVICES -- 0.7%
Emeritus Corp. * (a) .........................          36,439           639,140
                                                                 ---------------
HOME BUILDERS -- 4.1%
Brookfield Homes Corp. * .....................           6,984            53,148
KB HOME ......................................          39,780           647,618
NVR, Inc. * (a) ..............................           4,493         3,182,392
                                                                 ---------------
                                                                       3,883,158
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                     SHARES           VALUE
                                                 -------------   ---------------
INDUSTRIAL -- 1.7%
FreightCar America, Inc. .....................          76,597   $     1,621,559
                                                                 ---------------
INSURANCE -- 2.8%
Genworth Financial, Inc., Class A * ..........          87,085         1,388,135
Stewart Information Services Corp. ...........          90,865         1,277,562
                                                                 ---------------
                                                                       2,665,697
                                                                 ---------------
INTERNET -- 6.3%
Internet Capital Group, Inc. * ...............         256,920         1,747,056
ModusLink Global Solutions, Inc. * ...........         293,460         2,905,254
Openwave Systems, Inc. * .....................         471,555         1,221,328
                                                                 ---------------
                                                                       5,873,638
                                                                 ---------------
LEISURE TIME -- 1.4%
Brunswick Corp. (a) ..........................         111,460         1,286,248
                                                                 ---------------
MACHINERY - DIVERSIFIED -- 0.0%
Flow International Corp. * ...................           4,049            13,078
                                                                 ---------------
METALS FABRICATING -- 1.1%
RTI International Metals, Inc. * .............          43,389         1,042,638
                                                                 ---------------
OIL & GAS -- 6.4%
Goodrich Petroleum Corp. * ...................          27,014           520,560
SandRidge Energy, Inc. * (a) .................         692,784         5,500,705
                                                                 ---------------
                                                                       6,021,265
                                                                 ---------------
REAL ESTATE -- 0.4%
MI Developments, Inc., Class A ...............          10,905           136,094
Thomas Properties Group, Inc. ................          87,195           238,042
                                                                 ---------------
                                                                         374,136
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
Associated Estates Realty Corp. ..............          14,300           177,034
Redwood Trust, Inc. ..........................          92,270         1,314,848
Winthrop Realty Trust ........................          79,432           942,858
                                                                 ---------------
                                                                       2,434,740
                                                                 ---------------
RETAIL -- 2.7%
AC Moore Arts & Crafts, Inc. * ...............         205,414           597,755
MarineMax, Inc. * ............................         146,554         1,550,541
Pacific Sunwear of California, Inc. * (a) ....          88,825           397,936
                                                                 ---------------
                                                                       2,546,232
                                                                 ---------------

                                                     SHARES           VALUE
                                                 -------------   ---------------
SAVINGS & LOANS -- 0.5%
United Western Bancorp, Inc. .................         180,730   $       439,174
                                                                 ---------------
SEMICONDUCTORS -- 14.3%
Alliance Semiconductor Corp. * ...............         586,665            88,000
ASM International N.V. * .....................          18,389           431,590
Atmi,  Inc. * ................................          87,215         1,468,701
Axcelis Technologies, Inc. * .................       2,437,276         4,021,505
BE Semiconductor Industries N.V. * ...........         352,388         1,451,839
Entegris, Inc. * (a) .........................         811,047         3,633,491
International Rectifier Corp. * ..............          77,615         1,570,152
Lam Research Corp. * .........................          11,520           390,643
Photronics, Inc. * ...........................          89,477           393,699
                                                                 ---------------
                                                                      13,449,620
                                                                 ---------------
SOFTWARE -- 1.1%
Take-Two Interactive Software, Inc. * ........         111,245         1,070,177
                                                                 ---------------
TRANSPORTATION -- 0.6%
Atlas Air Worldwide Holdings, Inc. * .........          11,915           537,128
                                                                 ---------------
TOTAL DOMESTIC COMMON STOCKS
   (Cost $64,377,249) ........................                        94,586,530
                                                                 ---------------
EXCHANGE TRADED FUND -- 2.7%
FINANCE -- 2.7%
iShares Russell 2000 Value Index Fund ........          43,500         2,566,065
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUND
      (Cost $2,488,261) ......................                         2,566,065
                                                                 ---------------
SECURITIES LENDING COLLATERAL -- 28.8%
Institutional Money Market Trust .............      27,000,201        27,000,201
                                                                 ---------------
   TOTAL SECURITIES LENDING COLLATERAL
      (Cost $27,000,201) .....................                        27,000,201
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                      PAR
                                                     (000)            VALUE
                                                 -------------   ---------------
CORPORATE BONDS -- 0.0%
LandAmerica Financial Group, Inc.
   CONV ### +
   3.25%, 05/15/34                               $         148   $        19,978
                                                                 ---------------
   TOTAL CORPORATE BONDS
      (Cost $27,925)                                                      19,978
                                                                 ---------------
TOTAL INVESTMENTS -- 132.3%
   (Cost $93,893,636)                                                124,172,774
                                                                 ---------------
LIABILITIES IN EXCESS OF OTHER
   ASSETS -- (32.3)%                                                 (30,329,059)
                                                                 ---------------
NET ASSETS -- 100.0%                                             $    93,843,715
                                                                 ===============

*    Non-income producing

(a)  -- All or a portion of the security is on loan. (see note 7)

### -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 28, 2010, this security amounted to 0.00% of net assets.

+    Security in default.

CONV Convertible

The following is a summary of inputs used, as of February 28, 2010, in valuing the Fund's investments carried at market value (See Note 1 to Financial Statements):

                                                                     LEVEL 2        LEVEL 3
                                      TOTAL            LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                   VALUE AS OF         QUOTED      OBSERVABLE    UNOBSERVABLE
                                FEBRUARY 28, 2010       PRICE         INPUTS        INPUTS
                                -----------------   ------------   -----------   ------------
Domestic Common Stocks*            $ 94,586,530     $ 94,586,530     $    --         $--
Corporate Bonds                          19,978               --      19,978          --
Exchange Traded Fund                  2,566,065        2,566,065          --          --
Securities Lending Collateral        27,000,201       27,000,201          --          --
                                   ------------     ------------     -------         ---
Total                              $124,172,774     $124,152,796     $19,978         $--
                                   ============     ============     =======         ===


* Please refer to the Portfolio of Investments for industry and security type breakouts.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                       STATEMENTS OF ASSETS & LIABILITIES
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

                                                                                   SCHNEIDER
                                                                    SCHNEIDER      SMALL CAP
                                                                    VALUE FUND     VALUE FUND
                                                                  -------------   ------------
ASSETS
   Investments, at value +### .................................   $ 165,625,949   $124,172,774
   Cash .......................................................       1,860,775             --
   Receivables
      Investments sold ........................................       1,851,641      8,053,177
      Capital shares sold .....................................          29,215        268,354
      Dividends and interest ..................................          89,825         49,656
Prepaid expenses and other assets .............................          20,000         19,329
                                                                  -------------   ------------
         Total assets .........................................     169,477,405    132,563,290
                                                                  -------------   ------------
LIABILITIES
   Cash overdraft .............................................              --      1,912,889
   Payables
      Securities lending collateral ...........................      37,573,417     27,000,201
      Capital shares redeemed .................................         205,877      9,671,685
      Investments purchased ...................................       1,632,168             --
      Investment adviser ......................................          53,735         53,051
   Other accrued expenses and liabilities .....................         121,597         81,749
                                                                  -------------   ------------
         Total liabilities ....................................      39,586,794     38,719,575
                                                                  -------------   ------------
   Net Assets .................................................   $ 129,890,611   $ 93,843,715
                                                                  =============   ============
NET ASSETS CONSIST OF
   Par value ..................................................          10,006          6,584
   Paid-in capital ............................................     265,229,205    103,727,617
   Undistributed/accumulated net investment
      income/loss .............................................         387,278       (244,404)
   Accumulated net realized loss from investments .............    (152,818,549)   (39,925,220)
   Net unrealized appreciation on investments .................      17,082,671     30,279,138
                                                                  -------------   ------------
         Net Assets ...........................................   $ 129,890,611   $ 93,843,715
                                                                  =============   ============
   Shares outstanding ($0.001 par value, 100,000,000
      shares authorized) ......................................      10,005,560      6,583,603
   Net asset value, offering and redemption price per share ...   $       12.98   $      14.25
                                                                  =============   ============
   + Investment in securities, at cost ........................   $ 148,543,278   $ 93,893,636
                                                                  =============   ============
   ### Includes market value of securities on loan ............   $  30,680,145   $ 24,731,826
                                                                  =============   ============

The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                            STATEMENTS OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

                                                                              SCHNEIDER
                                                                SCHNEIDER     SMALL CAP
                                                                VALUE FUND    VALUE FUND
                                                               -----------   -----------
INVESTMENT INCOME
   Dividends+ ..............................................   $   931,334   $   349,926
   Securities Lending Income ...............................         1,581         6,417
   Interest ................................................           272           485
                                                               -----------   -----------
      Total investment income ..............................       933,187       356,828
                                                               -----------   -----------
EXPENSES
   Advisory fees ...........................................       424,533       522,807
   Administration and accounting fees ......................        90,175        81,866
   Transfer agent fees .....................................        32,977        32,253
   Custodian fees ..........................................        23,911        29,660
   Professional fees .......................................        24,480        24,505
   Directors' and officers' fees ...........................        17,932        17,269
   Printing and shareholder reporting fees .................        17,613        12,624
   Registration and filing fees ............................        12,397        12,397
   Insurance fees ..........................................         4,663         4,365
   Other expenses ..........................................         1,361           309
                                                               -----------   -----------
      Total expenses before waivers and reimbursements .....       650,042       738,055
      Less: waivers and reimbursements .....................      (104,214)     (136,827)
                                                               -----------   -----------
      Net expenses after waivers and reimbursements ........       545,828       601,228
                                                               -----------   -----------
   Net investment income/(loss) ............................       387,359      (244,400)
                                                               -----------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
   NET REALIZED GAIN/(LOSS) FROM:
      Investments ..........................................       660,908    10,285,948
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments ..........................................    10,145,881     5,699,867
                                                               -----------   -----------
   Net realized and unrealized gain on investments .........    10,806,789    15,985,815
                                                               -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $11,194,148   $15,741,415
                                                               ===========   ===========
      + Net of foreign withholding taxes of ................   $        --   $      (470)
                                                               ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX MONTHS
                                                                   ENDED           FOR THE YEAR
                                                             FEBRUARY 28, 2010        ENDED
                                                                (UNAUDITED)      AUGUST 31, 2009
                                                            ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ................................      $    387,359       $   2,533,628
   Net realized gain/(loss) from investments ............           660,908         (97,077,057)
   Net change in unrealized appreciation
      from investments ..................................        10,145,881          34,119,050
                                                               ------------       -------------
Net increase/(decrease) in net assets resulting
   from operations ......................................        11,194,148         (60,424,379)
                                                               ------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................        (2,533,672)         (4,861,935)
                                                               ------------       -------------
Net decrease in net assets from dividends and
   distributions to shareholders ........................        (2,533,672)         (4,861,935)
                                                               ------------       -------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ............................        16,540,251          19,397,418
   Reinvestment of distributions ........................         2,086,849           3,890,232
   Redemption fees* .....................................               692              15,540
   Shares redeemed ......................................       (15,864,663)        (64,586,179)
                                                               ------------       -------------
Net increase/(decrease) in net assets from capital
   share transactions ...................................         2,763,129         (41,282,989)
                                                               ------------       -------------
Total increase/(decrease) in net assets .................        11,423,605        (106,569,303)
                                                               ------------       -------------
NET ASSETS:
   Beginning of period ..................................       118,467,006         225,036,309
                                                               ------------       -------------
   End of period ........................................      $129,890,611       $ 118,467,006
                                                               ============       =============
   Undistributed net investment income, end of period ...      $    387,278       $   2,533,591
                                                               ============       =============
SHARE TRANSACTIONS:
   Shares sold ..........................................         1,309,561           1,955,016
   Shares reinvested ....................................           175,365             456,600
   Shares redeemed ......................................        (1,240,980)         (6,393,319)
                                                               ============       =============
   Total share transactions .............................           243,946          (3,981,703)
                                                               ============       =============

* There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE SIX MONTHS
                                                                   ENDED           FOR THE YEAR
                                                             FEBRUARY 28, 2010        ENDED
                                                                (UNAUDITED)      AUGUST 31, 2009
                                                            ------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .........................      $   (244,400)      $    816,361
   Net realized gain/(loss) from investments ............        10,285,948        (39,533,004)
   Net change in unrealized appreciation
      from investments ..................................         5,699,867         39,577,628
                                                               ------------       ------------
Net increase in net assets resulting
   from operations ......................................        15,741,415            860,985
                                                               ------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ................................          (543,270)        (1,113,054)
   Net realized capital gains ...........................              --              (12,861)
                                                               ------------       ------------
Net decrease in net assets from dividends and
   distributions to shareholders ........................          (543,270)        (1,125,915)
                                                               ------------       ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ............................         7,041,450         50,730,024
   Reinvestment of distributions ........................           446,678            979,117
   Redemption fees* .....................................            36,651            569,400
   Shares redeemed ......................................       (27,161,829)       (45,421,894)
                                                               ------------       ------------
Net increase/(decrease) in net assets from capital
   share transactions ...................................       (19,637,050)         6,856,647
                                                               ------------       ------------
Total increase/(decrease) in net assets .................        (4,438,905)         6,591,717
                                                               ------------       ------------
NET ASSETS:
   Beginning of period ..................................        98,282,620         91,690,903
                                                               ------------       ------------
   End of period ........................................      $ 93,843,715       $ 98,282,620
                                                               ============       ============
   Undistributed net investment income, end of period ...      $   (244,404)      $    543,266
                                                               ============       ============
SHARE TRANSACTIONS:
   Shares sold ..........................................           515,700          5,988,310
   Shares reinvested ....................................            35,507            125,207
   Shares redeemed ......................................        (1,929,027)        (4,456,499)
                                                               ------------       ------------
   Total share transactions .............................        (1,377,820)         1,657,018
                                                               ============       ============

* There is a 1.75% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                         FOR THE
                                                     SIX MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2010   ---------------------------------------------------
                                                        (UNAUDITED)       2009       2008       2007       2006       2005
                                                    -----------------   --------   --------   --------   --------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............        $  12.14       $  16.37   $  23.13   $  21.16   $  20.55   $ 18.22
                                                         --------       --------   --------   --------   --------   -------
Net investment income ...........................            0.05           0.34       0.37       0.14       0.10      0.07
Net realized and unrealized gain/(loss)
   from investments and foreign currency
   transactions .................................            1.06          (4.14)     (5.89)      2.99       1.99      3.40
                                                         --------       --------   --------   --------   --------   -------
Net increase/(decrease) in net assets
   resulting from operations ....................            1.11          (3.80)     (5.52)      3.13       2.09      3.47
                                                         --------       --------   --------   --------   --------   -------
Dividends and distributions to shareholders from:
Net investment income ...........................           (0.27)         (0.43)     (0.14)     (0.08)     (0.08)    (0.05)
Net realized capital gains ......................              --             --      (1.10)     (1.08)     (1.40)    (1.09)
                                                         --------       --------   --------   --------   --------   -------
Total dividends and distributions to
   shareholders .................................           (0.27)         (0.43)     (1.24)     (1.16)     (1.48)    (1.14)
                                                         --------       --------   --------   --------   --------   -------
Redemption fees+ ................................              --             --         --         --         --        --
                                                         --------       --------   --------   --------   --------   -------
Net asset value, end of period ..................        $  12.98       $  12.14   $  16.37   $  23.13   $  21.16   $ 20.55
                                                         ========       ========   ========   ========   ========   =======
Total investment return(1) ......................            9.32%(2)     (22.06)%   (25.05)%    14.88%     10.85%    19.37%
                                                         ========       ========   ========   ========   ========   =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......        $129,891       $118,467   $225,036   $364,793   $139,288   $61,146
Ratio of expenses to average net assets(3) ......            0.90%(4)       0.88%      0.85%      0.85%      0.85%     0.85%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ...............................            1.07%(4)       1.14%      1.09%      1.12%      1.27%     1.38%
Ratio of net investment income to average
   net assets(3) ................................            0.64%(4)       2.24%      1.61%      0.77%      0.69%     0.41%
Portfolio turnover rate .........................           45.31%(2)     107.13%    101.98%    131.75%    104.92%    76.66%

----------
+    Amount is less than $0.005 per share.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not Annualized.

(3)  Reflects waivers and reimbursements.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

                                                         FOR THE
                                                     SIX MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                    FEBRUARY 28, 2010   ---------------------------------------------------
                                                        (UNAUDITED)       2009       2008       2007       2006       2005
                                                    -----------------   --------   --------   --------   --------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ............        $ 12.34        $ 14.54    $ 19.06    $  21.96   $  24.94   $ 29.09
                                                         -------        -------    -------    --------   --------   -------
Net investment income/(loss) ....................          (0.04)          0.12       0.16        0.43       0.05     (0.10)
Net realized and unrealized gain/(loss)
   on investments and foreign currency
   transactions .................................           2.01          (2.20)     (3.81)       0.15       1.66      8.01
                                                         -------        -------    -------    --------   --------   -------
Net increase/(decrease) in net assets
   resulting from operations ....................           1.97          (2.08)     (3.65)       0.58       1.71      7.91
                                                         -------        -------    -------    --------   --------   -------
Dividends and distributions to shareholders from:
Net investment income ...........................          (0.07)         (0.18)     (0.32)      (0.20)        --        --
Net realized capital gains ......................             --             --+     (0.55)      (3.28)     (4.69)   (12.06)
                                                         -------        -------    -------    --------   --------   -------
Total dividends and distributions to
   shareholders .................................          (0.07)         (0.18)     (0.87)      (3.48)     (4.69)   (12.06)
                                                         -------        -------    -------    --------   --------   -------
Redemption fees .................................           0.01           0.06         --+         --+        --+       --+
                                                         -------        -------    -------    --------   --------   -------
Net asset value, end of period ..................        $ 14.25        $ 12.34    $ 14.54    $  19.06   $  21.96   $ 24.94
                                                         =======        =======    =======    ========   ========   =======
Total investment return(1) ......................          16.12%(2)     (13.20)%   (19.78)%      0.72%      7.79%    31.57%
                                                         =======        =======    =======    ========   ========   =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......        $93,844        $98,283    $91,691    $101,052   $105,092   $55,163
Ratio of expenses to average net assets(3) ......           1.15%(4)       1.14%      1.10%       1.10%      1.10%     1.10%
Ratio of expenses to average net assets
   without waivers and expense
   reimbursements ...............................           1.41%(4)       1.42%      1.49%       1.50%      1.56%     1.71%
Ratio of net investment income to average
   net assets(3) ................................          (0.46)%(4)      0.97%      0.92%       1.81%      0.29%    (0.41)%
Portfolio turnover rate .........................          36.49%(2)     122.36%    116.34%      75.21%     91.45%    68.87%

----------
+    Amount is less than $0.005 per share.

(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)  Not Annualized.

(3)  Reflects waivers and reimbursements.

(4)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 2010 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Schneider Value Fund (the "Value Fund") and the Schneider Small Cap Value Fund (the "Small Cap Value Fund") (each a "Fund," collectively the "Funds"), which commenced investment operations on September 30, 2002 and September 2, 1998, respectively. As of the date hereof, each Fund offers Institutional Class shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families".

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of February 28, 2010 is included with each Fund's Portfolio of Investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     CASH AND CASH EQUIVALENTS -- The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

     Schneider Capital Management Company ("SCM" or the "Adviser") serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 0.70% of the Value Fund's average daily net assets and 1.00% of the Small Cap Value Fund's average daily net assets, computed daily and payable monthly.

     The Adviser contractually agreed to limit the Value Fund's and the Small Cap Value Fund's total operating expenses to the extent that such expenses exceeded 0.90% and 1.15%, respectively, of the Fund's average daily net assets (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other Fund expenses. For the six months ended February 28, 2010, investment advisory fees and waivers of expenses were as follows:

                                 GROSS ADVISORY FEES    WAIVERS    NET ADVISORY FEES
                                 -------------------   ---------   -----------------
Schneider Value Fund                   $424,533        $(104,214)       $320,319
Schneider Small Cap Value Fund          522,807         (136,827)        385,980

     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily net assets, and is subject to certain minimum monthly fees. PNC voluntarily agreed to waive $7,000 annually of its administration and accounting services fees for the Small Cap Value Fund. The waiver may end at any time.

     Included in the administration and accounting services fees and expenses, are fees for providing regulatory administration services to RBB. For providing these services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

     In addition, PNC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily net assets, subject to certain minimum monthly fees.

     For providing custodian services to the Funds, PFPC Trust Company, an affiliate of PNC, is entitled to receive a monthly fee equal to an annual percentage rate of each Fund's average daily gross assets, subject to certain minimum monthly fees.

     PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Funds' shares pursuant to a Distribution Agreement with RBB.

                               THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

3. DIRECTOR COMPENSATION

     The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 28, 2010, was $15,545 Certain employees of PNC are Officers of the Company. They are not compensated by the Funds or the Company.

4. INVESTMENT IN SECURITIES

     For the six months ended February 28, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                  PURCHASES       SALES
                                 -----------   -----------
Schneider Value Fund             $53,934,951   $55,653,341
Schneider Small Cap Value Fund    36,330,317    51,232,228

5. CAPITAL SHARE TRANSACTIONS

     As of February 28, 2010, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

Schneider Value Fund (1 shareholder)              20%
Schneider Small Cap Value Fund (2 shareholders)   31%

6. FEDERAL INCOME TAX INFORMATION

     Management has analyzed each Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2006-2009) and has concluded that no provision for federal income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     As of February 28, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

                                                                              NET UNREALIZED
                                  FEDERAL TAX    UNREALIZED     UNREALIZED     APPRECIATION/
                                     COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                                 ------------   ------------   ------------   --------------
Schneider Value Fund             $148,543,278    $24,575,347   $(7,492,676)     $17,082,671
Schneider Small Cap Value Fund     93,893,636     34,452,189    (4,173,051)      30,279,138

     Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

                              THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

     As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                 UNDISTRIBUTED
                                    ORDINARY       UNDISTRIBUTED
                                     INCOME       LONG-TERM GAINS
                                 --------------   ---------------
Schneider Value Fund               $2,533,591           $--
Schneider Small Cap Value Fund        543,266            --

     The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

     The tax character of dividends and distributions paid during the last fiscal year ended August 31, 2009 was as follows:

                                         ORDINARY    LONG-TERM
                                          INCOME       GAINS        TOTAL
                                        ----------   ---------   ----------
Schneider Value Fund             2009   $4,861,935    $    --    $4,861,935
Schneider Small Cap Value Fund   2009   $1,113,058    $12,857    $1,125,915

     Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2009, the Schneider Value Fund and the Schneider Small Cap Value Fund had capital loss carryforwards of $87,755,969 and $12,220,752, respectively, that will expire as follows:

                                 AUGUST 31, 2016    AUGUST 31, 2017
                                 ---------------   ----------------
Schneider Value Fund               $11,810,397        $75,945,572
Schneider Small Cap Value Fund              --         12,220,752

     During the fiscal year ended August 31, 2009, the Funds' did not utilize any of their capital loss carryforwards.

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2009, the Schneider Value Fund and the Schneider Small Cap Value Fund incurred post-October capital losses of $45,840,052 and $32,241,568, respectively.

7. SECURITIES LENDING

     The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of a Fund is determined. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of February 28, 2010, the market value of the securities on loan and collateral was as follows:

                              THE SCHNEIDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2010 (UNAUDITED)

                                                                     INCOME RECEIVED
                                  MARKET VALUE OF     MARKET VALUE   FROM SECURITIES
                                 SECURITIES LOANED   OF COLLATERAL        LENDING
                                 -----------------   -------------   ---------------
Schneider Value Fund                $30,680,145       $37,573,417        $1,581
Schneider Small Cap Value Fund       24,731,826        27,000,201         6,417

8. NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

9. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there was the following subsequent event:

     On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

     The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

                              THE SCHNEIDER FUNDS
                               OTHER INFORMATION
                                  (UNAUDITED)

PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER

Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT

PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN

PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

                               THE SCHNEIDER FUNDS

                              OF THE RBB FUND, INC.

                              SCHNEIDER VALUE FUND

                         SCHNEIDER SMALL CAP VALUE FUND

                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2010

                                   (UNAUDITED)

                       (SCHNEIDER CAPITAL MANAGEMENT LOGO)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SIX MONTHS ENDED FEBRUARY 28, 2010

TO: SHAREHOLDERS OF SENBANC FUND

The Nasdaq Bank Index dropped by 16.30% in 2009, while the S&P 500 Index rose 26.47%. This is the widest margin between these two indexes since the lows of 1999. Senbanc Fund was down by 0.41% in 2009; its recovery from the March 2009 lows was one fourth greater than the S&P 500, which underscores the severity of decline for banks to that March low, compared with the general market.

Bank failures in 2009 occurred at only one eighth of the rate in the Real Estate-related recession of 1989/1990. Fewer bank failures is testament to the earnings strength of banks coming into this current period, and reflects higher margins in response to competitive pressures. Those banks not having taken full advantage of opportunities to compete, did not build the equity strength necessary to sustain them in a negative leverage environment, and did not build an earnings stream sufficient to fund higher Reserve levels in the face of declining asset values. Those banks failed. Strongly capitalized, profitable banks diverted pre-tax earnings to Reserves, and were able to deploy capital to acquire problem assets at degraded prices. Acquisitions that would normally entail exchanges of stock with disparate premiums to the advantage of the acquirer would not be accretive in the current pricing environment. Absence of reliable operating income reports in the face of Reserve buildup, and the collapse of price/earnings multiples to a low, narrow band has limited the use of stock as currency for acquisitions.

Relative performance of Senbanc Fund in 2009 reflects the quality of its underlying portfolio. When the perception of bank stocks is universally negative, credit quality of individual banks is just about the only mitigating effect on valuation. There has yet to be substantial separation for bank valuations, based on performance metrics.

Reported earnings for the typical bank have been impacted by the need to build Reserves for Loan Losses as non-performing asset levels rose. In the event of overall problem asset stabilization in 2010, a bank has no option but to cease adding to its Reserve. Pre-tax operating income otherwise intended for Reserves must flow to the bottom line. If the average value of underlying assets increase or are sold at a price in excess of the written down value, then amounts previously reserved for any specific asset would be required to flow back into pre-tax earnings. In this event, even a moderate increase in problem asset valuation or disposal could result in quite large increases in reported earnings for banks. Adding in returns to profitability of distressed asset purchases by the largest banks, we anticipate multiple quarters of increasing earnings for our portfolio of banks.

Throughout 2010, we anticipate strong earnings comparisons for our portfolio of banks, versus the previous year's quarters. The mechanism should be moderate increases in overall lending, wider spreads as short term interest rates edge up, and a less urgent need to divert bank pre-tax income to Reserves as underlying asset values improve. We anticipate increasing interest in banks and in Senbanc Fund as the weight of apprehension surrounding bank stock potential is lifted.

                                        Very truly yours,


                                        /s/ Alan F. Morel

                                        Alan F. Morel
                                        Hilliard Lyons Research Advisors
                                        Portfolio Manager
                                        Senbanc Fund

                                  SENBANC FUND
                                PERFORMANCE DATA
                          FEBRUARY 28, 2010 (UNAUDITED)

TOTAL RETURNS (%)          SIX       1       3 YEAR       5 YEAR       10 YEAR
AS OF 2/28/10             MONTHS    YEAR   ANNUALIZED   ANNUALIZED   ANNUALIZED
-----------------         ------   -----   ----------   ----------   ----------
Senbanc Fund              -1.76    48.26     -25.87       -15.29        0.85
Inception Date - 7/8/99

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-800-444-1854 OR VISIT OUR WEB SITE AT WWW.HILLIARD.COM. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 2.26%. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS WERE NOT IN EFFECT. THE MAXIMUM SALES CHARGE, AS STATED IN THE PROSPECTUS, IS 2.25%. THE ADVISER HAS AGREED TO VOLUNTARILY WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT THAT THE FUND'S TOTAL ANNUAL FUND OPERATING EXPENSES EXCEED 1.75% OF THE FUND'S AVERAGE DAILY NET ASSETS. THE ADVISER MAY TERMINATE THE VOLUNTARY FEE WAIVERS AND REIMBURSEMENTS UPON NOTICE TO THE COMPANY'S BOARD OF DIRECTORS.

THE PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

                                  SENBANC FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

                                                        % of
Industry Classification                              Net Assets
-----------------------                              ----------
Savings, Credit & Other Financial Institutions ...      95.0%
State & National Banks ...........................       4.8
                                                       -----
Total Investments ................................      99.8
Other Assets in Excess of Liabilities ............       0.2
                                                       -----
Net Assets .......................................     100.0%
                                                       =====

Portfolio holdings are subject to change at any time.

                                  SENBANC FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2009 to February 28, 2010, and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning Account   Ending Account
                                                 Value              Value        Expenses Paid
                                                9/01/09            2/28/10      During Period*
                                           -----------------   --------------   --------------
Actual .................................       $1,000.00          $  982.40         $8.60
Hypothetical (5% return before
   expenses) ...........................        1,000.00           1,016.01          8.79

----------

* Expenses are equal to the Fund's annualized six-month expense ratio of 1.75%, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days
     (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value is based on the actual six-month total return of -1.76%.

                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2010
                                  (UNAUDITED)

COMMON STOCK -- 99.8%

 SHARES   DESCRIPTION                                                  VALUE
-------   -----------                                               -----------
          SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 95.0%
 15,655   American River Bankshares .............................   $   122,892
 26,900   Associated Banc-Corp. .................................       347,279
116,400   Bank of America Corp. .................................     1,939,224
 42,478   C&F Financial Corp. ...................................       848,710
 87,500   Capital Bank Corp. ....................................       276,500
 52,398   Centrue Financial Corp. ...............................       197,016
 72,800   Citizens Republic Bancorp, Inc.* ......................        51,324
 45,400   CityBank* .............................................        67,192
 35,700   Comerica, Inc. ........................................     1,288,056
  4,630   Crescent Banking Co.* .................................         2,315
 42,600   Financial Institutions, Inc. ..........................       564,024
 40,500   First United Corp. ....................................       232,875
 87,368   Hampton Roads Bankshares, Inc. ........................       157,262
202,000   JPMorgan Chase & Co. ..................................     8,477,940
180,400   KeyCorp ...............................................     1,289,860
  3,917   MainSource Financial Group, Inc. ......................        25,030
134,111   National Bankshares, Inc. .............................     3,633,067
186,199   Northrim BanCorp, Inc. ................................     2,962,426
276,928   PAB Bankshares, Inc.* .................................       304,621
 15,000   Pacific Capital Bancorp N.A. ..........................        18,450
122,900   Pacific Premier Bancorp, Inc.* ........................       526,012
 25,200   PacWest Bancorp .......................................       511,560
 26,600   Peoples Bancorp of North Carolina, Inc. ...............       144,704
 12,000   Peoples Financial Corp. ...............................       188,400
101,094   Premier Financial Bancorp .............................       769,325
186,800   Regions Financial Corp. ...............................     1,260,900
 11,700   Umpqua Holdings Corp. .................................       146,016
  5,472   United Security Bancshares, Inc. ......................        78,797
                                                                    -----------
                                                                    $26,431,777
                                                                    ===========

                       See Notes to Financial Statements.

                                  SENBANC FUND
                      SCHEDULE OF INVESTMENTS (CONCLUDED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

 SHARES   DESCRIPTION                                                  VALUE
-------   -----------                                               -----------
          STATE & NATIONAL BANKS -- 4.8%
 55,899   Bancorp, Inc. (The)* ..................................   $   392,970
 40,700   Cascade Financial Corp. ...............................        79,772
 11,801   Cowlitz Bancorp* ......................................         6,609
 58,600   First Regional Bancorp* ...............................         1,471
 68,200   Rainier Pacific Financial Group, Inc.* ................        12,481
 67,897   Rurban Financial Corp. ................................       470,526
 50,400   Summit Financial Group, Inc. ..........................       207,144
 26,100   Synovus Financial Corp. ...............................        74,385
 23,700   Yadkin Valley Financial Corp. .........................        90,297
                                                                    -----------
                                                                      1,335,655
                                                                    -----------
             TOTAL COMMON STOCK (COST $54,393,332) ..............    27,767,432
                                                                    -----------
             TOTAL INVESTMENTS -- 99.8%
             (COST $54,393,332) .................................    27,767,432
                                                                    -----------
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ......        43,219
                                                                    -----------
             NET ASSETS -- 100% .................................   $27,810,651
                                                                    ===========

*    Non-income producing security.

The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's investments carried at value (See Note 1 in Notes to Financial Statements):

                                                                 LEVEL 2        LEVEL 3
                                   TOTAL            LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                             FEBRUARY 28, 2010      PRICES        INPUTS        INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*      $27,767,432      $27,767,432       $--           $--
                                ===========      ===========       ===           ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

ASSETS
   Investments, at value (Cost $54,393,332) ..............................   $ 27,767,432
   Cash and cash equivalents .............................................        163,515
   Receivables
      Investment adviser .................................................          9,779
      Capital shares sold ................................................          5,640
      Dividends and interest .............................................          1,859
   Prepaid expenses and other assets .....................................         14,501
                                                                             ------------
         Total assets ....................................................     27,962,726
                                                                             ------------
LIABILITIES
   Payables
      Capital shares redeemed ............................................         52,960
      Distribution fees ..................................................         26,401
      Administration and accounting fees .................................         18,778
      Professional fees ..................................................         16,094
      Transfer agent fees ................................................         12,873
      Custodian fees .....................................................          8,601
      Directors' and officers' fees ......................................          5,655
   Other accrued expenses and liabilities ................................         10,713
                                                                             ------------
         Total liabilities ...............................................        152,075
                                                                             ------------
Net Assets ...............................................................   $ 27,810,651
                                                                             ============
NET ASSETS CONSIST OF
   Par value .............................................................   $      4,908
   Paid-in capital .......................................................     75,358,981
   Accumulated net investment loss .......................................        (49,707)
   Accumulated net realized loss from investments ........................    (20,877,631)
   Net unrealized depreciation on investments ............................    (26,625,900)
                                                                             ------------
   Net Assets ............................................................   $ 27,810,651
                                                                             ============
   Shares outstanding ($0.001 par value, 50,000,000 shares authorized) ...      4,907,856
                                                                             ------------
Net asset value per share ................................................   $       5.67(a)
                                                                             ============
Maximum offering price per share (NAV / 1 - 2.25%) .......................   $       5.80(b)
                                                                             ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $500,000 or more, the offering price is reduced.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2010
                                   (UNAUDITED)

INVESTMENT INCOME
   Dividends ...............................................   $   236,839
   Interest ................................................            81
                                                               -----------
      Total investment income ..............................       236,920
                                                               -----------
EXPENSES
   Advisory fees ...........................................        86,987
   Transfer agent fees .....................................        62,320
   Distribution fees .......................................        60,731
   Administration and accounting fees ......................        53,507
   Professional fees .......................................        17,482
   Printing and shareholder reporting fees .................        13,700
   Directors' and officers' fees ...........................        11,243
   Custodian fees ..........................................        10,488
   Registration and filing fees ............................         8,228
   Insurance fees ..........................................           395
   Other expenses ..........................................           986
                                                               -----------
      Total expenses before waivers and reimbursements .....       326,067
      Less: waivers and reimbursements .....................       (72,354)
                                                               -----------
      Net expenses after waivers and reimbursements ........       253,713
                                                               -----------
   Net investment loss .....................................       (16,793)
                                                               -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
NET REALIZED GAIN/(LOSS) FROM:
      Investments ..........................................    (4,843,754)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
      Investments ..........................................     4,184,394
                                                               -----------
   Net realized and unrealized loss from investments .......      (659,360)
                                                               -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......   $  (676,153)
                                                               ===========

                       See Notes to Financial Statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE
                                                                    SIX MONTHS ENDED       FOR THE
                                                                   FEBRUARY 28, 2010      YEAR ENDED
                                                                      (UNAUDITED)      AUGUST 31, 2009
                                                                   -----------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ................................      $   (16,793)       $    464,107
   Net realized loss from investments ..........................       (4,843,754)         (9,750,866)
   Net change in unrealized appreciation/(depreciation)
      from investments .........................................        4,184,394          (4,149,144)
                                                                      -----------        ------------
Net decrease in net assets resulting from operations ...........         (676,153)        (13,435,903)
                                                                      -----------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................         (177,961)         (1,363,146)
   Net realized capital gains ..................................               --              (9,202)
                                                                      -----------        ------------
Net decrease in net assets from dividends and distributions
   to shareholders .............................................         (177,961)         (1,372,348)
                                                                      -----------        ------------
CAPITAL TRANSACTIONS:
   Proceeds from shares sold ...................................          920,823           1,528,070
   Reinvestment of distributions ...............................          165,569           1,273,840
   Shares redeemed .............................................       (4,047,179)         (8,234,912)
                                                                      -----------        ------------
Net decrease in net assets from capital transactions ...........       (2,960,787)         (5,433,002)
                                                                      -----------        ------------
Total decrease in net assets ...................................       (3,814,901)        (20,241,253)
NET ASSETS:
   Beginning of period .........................................       31,625,552          51,866,805
                                                                      -----------        ------------
   End of period ...............................................      $27,810,651        $ 31,625,552
                                                                      ===========        ============
Undistributed/accumulated net investment income (loss),
   end of period ...............................................      $   (49,707)       $    145,047
                                                                      ===========        ============
SHARE TRANSACTIONS:
   Shares sold .................................................          161,956             273,976
   Shares reinvested ...........................................           31,122             230,768
   Shares redeemed .............................................         (726,241)         (1,353,080)
                                                                      -----------        ------------
Total share transactions .......................................         (533,163)           (848,336)
                                                                      ===========        ============

                       See Notes to Financial Statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                     FOR THE                                                                  FOR
                                    SIX MONTHS      FOR THE       FOR THE       FOR THE       FOR THE      THE PERIOD      FOR THE
                                      ENDED       FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   JULY 1, 2005   FISCAL YEAR
                                   FEBRUARY 28,      ENDED         ENDED         ENDED         ENDED         THROUGH        ENDED
                                       2010        AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,     JUNE 30,
                                    (UNAUDITED)       2009          2008          2007          2006          2005*         2005
                                   ------------   -----------   -----------   -----------   -----------   ------------   -----------
PER SHARE OPERATING
   PERFORMANCE
Net asset value:
   Beginning of period             $  5.81          $  8.25      $ 14.69       $  16.57      $  16.27     $  16.13        $  16.54
                                   -------          -------      -------       --------      --------     --------        --------
Net investment income/(loss)            --****         0.10         0.39           0.41          0.29         0.03            0.15
Net realized and unrealized
   gain/(loss) on investments        (0.10)           (2.30)       (5.52)         (1.56)         0.44         0.11            0.78
                                   -------          -------      -------       --------      --------     --------        --------
Total from investment operations     (0.10)           (2.20)       (5.13)         (1.15)         0.73         0.14            0.93
                                   -------          -------      -------       --------      --------     --------        --------
Less distributions from:
Net investment income                (0.04)           (0.24)       (0.61)         (0.31)        (0.12)          --           (0.10)
Net realized gain on investments        --               --****    (0.70)         (0.42)        (0.31)          --           (1.24)
                                   -------          -------      -------       --------      --------     --------        --------
Total distributions                  (0.04)           (0.24)       (1.31)         (0.73)        (0.43)          --           (1.34)
                                   -------          -------      -------       --------      --------     --------        --------
Net asset value:
   End of period                   $  5.67          $  5.81      $  8.25       $  14.69      $  16.57     $  16.27        $  16.13
                                   =======          =======      =======       ========      ========     ========        ========
Total investment return              (1.76)%**       (26.47)%     (37.08)%        (7.47)%        4.52%        0.87%**         5.25%
   (excludes sales charge)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted)                 $27,811          $31,626      $51,867       $111,119      $185,593     $230,250        $231,651
Ratio of expenses to average
   net assets, including waivers      1.75%***         1.73%        1.75%          1.53%         1.38%        1.43%***        1.40%
Ratio of expenses to average
   net assets, excluding waivers      2.25%***         2.26%        1.79%          1.53%         1.38%        1.43%***        1.40%
Ratio of net investment income/
   (loss) to average net assets,
   including waivers                 (0.11)%***        1.43%        2.79%          1.84%         1.53%        0.93%***        0.91%
Ratio of net investment income/
   (loss) to average net assets,
   excluding waivers                 (0.61)%***        0.90%        2.75%          1.84%         1.53%        0.93%***        0.91%
Portfolio turnover rate               0.00%            3.11%       11.01%          9.74%         7.47%        0.94%          19.90%

----------
* As a result of a reorganization that was effective August 31, 2005, the Fund changed its fiscal year end from June 30 to August 31.

**   Not annualized.

***  Annualized.

**** Less than $(0.005) per share.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or the "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Senbanc Fund (the "Fund"). As of the date hereof, the Fund offers one class of shares and is a non-diversified fund.

RBB has authorized capital of one hundred billion shares of common stock of which 78.973 billion shares are currently classified into one hundred and twenty-nine classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into separate "families."

     The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. After the close of business on August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued under the amortized cost method, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS -- The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2010 is included with the Fund's Schedule of Investments.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB or in such other manner as the Company's Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS -- The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

2. INVESTMENT ADVISER AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, LLC, provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

The Adviser has voluntarily agreed to limit the Fund's total operating expenses to 1.75%. This limit is calculated daily based on the Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursement of expenses exceeding the advisory fees as necessary. The Adviser may terminate the voluntary limit at any time upon notice to the Company's Board of Directors.

PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PNC is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

Included in the administration and accounting fees shown on the Statement of Operations are fees for providing regulatory administration services to RBB. For providing those services, PNC is entitled to receive compensation as agreed to by the Company and PNC. This fee is allocated to the Fund in proportion to its net assets of the Company.

In addition, PNC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PNC is entitled to receive a monthly fee, equal to an annual percentage rate of the Fund's average daily net assets subject to certain minimum monthly fees.

PFPC Trust Company ("PFPC Trust") is a member of The PNC Financial Services Group, Inc. and provides certain custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund's average daily net assets and is subject to certain minimum monthly fees.

PFPC Distributors, Inc. ("PFPC Distributors"), an affiliate of PNC, provides certain administrative services to the Fund. The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, to allow the Fund to reimburse PFPC Distributors for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse PFPC Distributors for such expenses. For the six months ended February 28, 2010, PFPC Distributors earned $866 in underwriting concessions.

Commissions on sales of $7,277 were paid by the Adviser for the six months ended February 28, 2010.

Fund shares are subject to a maximum front-end sales charge of 2.25%. There is no sales charge on share purchases of $1 million or more, however, a 1% contingent deferred sales charge is imposed in the event of redemption within 12 months following any such purchase.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 28, 2010, was $3,467. Certain employees of PNC are Officers of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

 Investment Securities
----------------------
Purchases     Sales
---------   ----------
   $--      $3,210,538

5. FEDERAL INCOME TAX INFORMATION

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (August 31, 2006 - 2009) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of February 28, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Cost of investments for tax purposes .........   $ 54,393,332
                                                 ------------
Gross tax unrealized appreciation ............   $  1,700,752
Gross tax unrealized depreciation ............    (28,326,652)
                                                 ------------
Net tax unrealized depreciation on
   investments ...............................   $(26,625,900)
                                                 ============

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          $145,047
Undistributed long-term capital gain         --
                                       --------
Total distributable earnings           $145,047
                                       ========

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2009 was as follows:

Distributions paid from:
   Ordinary income ..........   $1,363,168
   Long-term capital gains...        9,180
                                ----------
                                $1,372,348
                                ==========

Dividends paid from short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2009, the Fund had a capital loss carryforward of $14,466,794 that will expire on August 31, 2017.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2009, the Fund deferred post-October capital losses of $1,567,083.

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments are concentrated in the banking industry, as well as certain single large portfolio holdings, they are subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry or single security; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries or smaller concentrations in single issuers.

7. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

8. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

                                  SENBANC FUND
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                               FEBRUARY 28, 2010
                                  (UNAUDITED)

On February 2, 2010, The PNC Financial Services Group, Inc. entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, The PNC Financial Services Group, Inc. will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC, an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc.

The Stock Sale includes PNC, PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

                                  SENBANC FUND
                               OTHER INFORMATION
                                FEBRUARY 28, 2010
                                  (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request by calling Senbanc Fund at (877) 264-5346, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                               INVESTMENT ADVISER

Hilliard Lyons Research Advisors
500 West Jefferson Street
Louisville, KY 40202

                                  ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway
Wilmington, DE 19809

                                 TRANSFER AGENT

PNC Global Investment Servicing (U.S.), Inc.
101 Sabin Street
Pawtucket, RI 02860

                                   UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

                                    CUSTODIAN

PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

                                  LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

                                    (GRAPHIC)

                             (HILLIARD LYONS LOGO)

                                  SENBANC FUND

SENBANC

                              OF THE RBB FUND, INC.

                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2010
                                   (UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Senbanc Fund are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              The RBB Fund, Inc.


By (Signature and Title)* /s/ Salvatore Faia
                          -------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Salvatore Faia
                          -------------------------------------
                          Salvatore Faia, President
                          (principal executive officer)

Date April 27, 2010


By (Signature and Title)* /s/ Joel Weiss
                          -------------------------------------
                          Joel Weiss, Treasurer
                          (principal financial officer)

Date April 26, 2010

* Print the name and title of each signing officer under his or her signature.